UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.4%)
		Consumer Discretionary (17.3%)
82,000	EUR	Adidas, AG	$18,129,659
324,500		Adtalem Global Education, Inc.#	17,701,475
35,300		Amazon.com, Inc.#~	62,743,632
7,600		Booking Holdings, Inc.#	15,418,272
286,000		CarMax, Inc.#^	21,358,480
582,400		Comcast Corp. - Class A~	20,838,272
92,100		Home Depot, Inc.	18,191,592
112,500		McDonald’s Corp.	17,723,250
652,200		MGM Resorts International	20,459,514
129,500		Mohawk Industries, Inc.#	24,392,620
297,000		Starbucks Corp.	15,559,830
63,500		Ulta Salon Cosmetics & Fragrance, Inc.#	15,518,765
121,900		Walt Disney Company^	13,842,964

			281,878,325

		Consumer Staples (3.3%)
72,000		Constellation Brands, Inc. - Class A	15,136,560
207,600		Monster Beverage Corp.#	12,460,152
294,500		Philip Morris International, Inc.	25,415,350

			53,012,062

		Energy (1.7%)
356,500		Halliburton Company	15,122,730
199,900		Schlumberger, Ltd.	13,497,248

			28,619,978

		Financials (12.9%)
400,000		American International Group, Inc.	22,084,000
556,500		Bank of America Corp.	17,184,720
262,500		CBOE Global Markets, Inc.	25,496,625
254,000		Charles Schwab Corp.	12,969,240
407,500		E*TRADE Financial Corp.#	24,372,575
109,000		Goldman Sachs Group, Inc.	25,879,870
400,500		Intercontinental Exchange, Inc.~	29,600,955
228,000		Marsh & McLennan Companies, Inc.	19,006,080
65,692		Radian Group, Inc.	1,258,002
1,576,000		SLM Corp.#	17,793,040
265,500		Zions Bancorporation	13,726,350

			209,371,457

		Health Care (12.3%)
126,500		AbbVie, Inc.	11,667,095
265,000		Agilent Technologies, Inc.	17,500,600
205,500		Alexion Pharmaceuticals, Inc.#	27,323,280
501,000		Baxter International, Inc.	36,297,450
47,500		Humana, Inc.	14,923,550
255,000		Johnson & Johnson~	33,792,600
160,000		Laboratory Corp. of America Holdings#~	28,054,400
117,500		UnitedHealth Group, Inc.~	29,753,350

			199,312,325

		Industrials (12.2%)
407,500		Air Lease Corp.	17,913,700
62,500		Boeing Company	22,268,750
622,500		Delta Air Lines, Inc.~	33,876,450
259,000		Emerson Electric Company	18,720,520

NUMBER OF SHARES		VALUE

87,500	Harris Corp.	$14,433,125
135,000	Raytheon Company	26,734,050
246,500	TransUnion~	17,846,600
148,000	Union Pacific Corp.	22,183,720
206,500	United Continental Holdings, Inc.#	16,602,600
105,540	Waste Connections, Inc.	8,190,959

		198,770,474

	Information Technology (33.2%)
79,000	Alphabet, Inc. - Class A#~	96,950,380
477,700	Apple, Inc.~	90,901,533
322,000	Applied Materials, Inc.	15,658,860
130,000	eBay, Inc.#	4,348,500
160,500	Ellie Mae, Inc.#^	15,924,810
491,500	Facebook, Inc. - Class A#~	84,823,070
202,500	Fidelity National Information Services, Inc.	20,883,825
339,000	First Solar, Inc.#^	17,746,650
127,000	Microchip Technology, Inc.^	11,865,610
663,900	Microsoft Corp.~	70,426,512
93,500	Paycom Software, Inc.#^	9,934,375
209,400	RealPage, Inc.#^	11,537,940
107,500	Salesforce.com, Inc.#	14,743,625
219,100	Total System Services, Inc.~	20,056,414
273,000	Visa, Inc. - Class A~	37,330,020
132,500	Workday, Inc. - Class A#~^	16,432,650

		539,564,774

	Materials (3.5%)
117,500	Air Products & Chemicals, Inc.	19,289,975
292,500	DowDuPont, Inc.	20,115,225
40,600	Sherwin-Williams Company	17,893,638

		57,298,838

	TOTAL COMMON STOCKS (Cost $1,147,608,927)	1,567,828,233

SHORT TERM INVESTMENTS (2.5%)
20,323,578	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	20,331,708
20,293,012	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	20,293,012

	TOTAL SHORT TERM INVESTMENTS (Cost $40,624,720)	40,624,720

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.0%)
24,735,706	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	24,735,706

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

7,037,361	State Street Navigator Securities Lending Government Money Market Portfolio†	$7,037,361

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $31,773,067)	31,773,067

TOTAL INVESTMENTS (100.9%) (Cost $1,220,006,714)		1,640,226,020

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.0%)		(31,773,067)

OTHER ASSETS, LESS LIABILITIES (1.1%)		17,035,610

NET ASSETS (100.0%)		$1,625,488,563

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%)#
	Consumer Staples (0.0%)
	Philip Morris International, Inc.

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

2,945 294,500	Call, 09/21/18, Strike $90.00	$(337,203)
2,945 294,500	Put, 09/21/18, Strike $72.50	(54,482)

		(391,685)

	Information Technology (0.0%)
802 80,200	Ellie Mae, Inc. Call, 08/17/18, Strike $110.00	(12,030)

	TOTAL WRITTEN OPTIONS (Premium $758,581)	(403,715)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $41,269,350.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.4%)
	Consumer Discretionary (7.9%)
390	Amazon.com, Inc.#	$693,202
2,510	AMC Networks, Inc. - Class A#^	151,328
1,800	Best Buy Company, Inc.	135,054
85	Booking Holdings, Inc.#	172,441
1,000	Burlington Stores, Inc.#	152,810
10,600	Comcast Corp. - Class A	379,268
5,340	Discovery, Inc. - Class A#^	141,937
1,475	Home Depot, Inc.	291,342
2,055	Kohl’s Corp.	151,803
5,000	Macy’s, Inc.	198,650
1,410	Marriott International, Inc. - Class A	180,254
5,280	MCBC Holdings, Inc.#	131,789
570	O’Reilly Automotive, Inc.#	174,420
2,450	Penske Automotive Group, Inc.	127,890
3,320	ServiceMaster Global Holdings, Inc.#	189,207
4,440	Target Corp.	358,219
1,690	Walt Disney Company^	191,917
780	Wynn Resorts, Ltd.	130,088

		3,951,619

	Consumer Staples (5.5%)
2,650	Brown-Forman Corp. - Class B	141,033
3,200	Church & Dwight Company, Inc.^	178,880
1,100	Clorox Company^	148,687
3,350	Coca-Cola Company	156,210
2,250	Colgate-Palmolive Company	150,772
4,215	ConAgra Brands, Inc.	154,733
2,100	Energizer Holdings, Inc.	133,728
930	Estee Lauder Companies, Inc. - Class A	125,494
2,365	Kellogg Company	167,986
5,790	Kroger Company	167,910
2,215	Lamb Weston Holdings, Inc.	155,648
1,400	McCormick & Company, Inc.^	164,556
3,550	Mondelez International, Inc. - Class A	153,999
1,350	PepsiCo, Inc.	155,250
1,900	Procter & Gamble Company	153,672
2,400	Sysco Corp.	161,304
3,850	US Foods Holding Corp.#	130,169
2,450	Walgreens Boots Alliance, Inc.	165,669

		2,765,700

	Energy (12.3%)
3,950	Anadarko Petroleum Corp.	288,943
5,070	CenterPoint Energy, Inc.	144,394
3,690	Cheniere Energy, Inc.#	234,315
6,980	Chevron Corp.	881,365
6,660	ConocoPhillips	480,652
2,400	Continental Resources, Inc.#	153,288
4,270	EOG Resources, Inc.	550,574
12,710	Exxon Mobil Corp.	1,035,992
2,600	HollyFrontier Corp.	193,908
7,500	Marathon Oil Corp.	158,400
3,810	Marathon Petroleum Corp.	307,962
4,680	Occidental Petroleum Corp.	392,792
2,350	ONEOK, Inc.	165,534
4,500	PBF Energy, Inc. - Class A	210,150
1,050	Phillips 66	129,507

NUMBER OF SHARES		VALUE

760	Pioneer Natural Resources Company	$143,845
3,850	Valero Energy Corp.	455,647
4,550	Whiting Petroleum Corp.#	225,908

		6,153,176

	Financials (24.1%)
1,705	Allstate Corp.	162,180
2,900	American Express Company	288,608
1,680	American Financial Group, Inc.	189,319
6,325	Associated Banc-Corp	170,775
34,820	Bank of America Corp.	1,075,241
2,900	Bank of New York Mellon Corp.	155,063
3,500	BankUnited, Inc.	136,010
6,945	Berkshire Hathaway, Inc. - Class B#	1,374,207
280	BlackRock, Inc.	140,773
5,550	Brown & Brown, Inc.	162,393
1,535	Capital One Financial Corp.	144,781
7,920	Citigroup, Inc.	569,369
960	CME Group, Inc.	152,755
2,085	Comerica, Inc.	202,120
2,350	Commerce Bancshares, Inc.	156,980
425	Credit Acceptance Corp.#^	163,030
2,400	Discover Financial Services	171,384
4,315	E*TRADE Financial Corp.#	258,080
2,200	East West Bancorp, Inc.	142,428
1,350	Evercore, Inc. - Class A	152,550
790	Goldman Sachs Group, Inc.	187,570
1,300	Hanover Insurance Group, Inc.	163,046
1,270	Jones Lang LaSalle, Inc.	217,183
12,845	JPMorgan Chase & Company	1,476,533
2,850	Lazard, Ltd. - Class A	154,755
3,000	LPL Financial Holdings, Inc.	198,870
900	Moody’s Corp.	154,008
4,010	Morgan Stanley	202,745
1,025	MSCI, Inc. - Class A	170,345
1,700	NASDAQ, Inc.	155,380
1,400	Northern Trust Corp.	152,908
990	PNC Financial Services Group, Inc.	143,382
4,890	Progressive Corp.	293,449
13,700	Regions Financial Corp.	254,957
930	S&P Global, Inc.	186,409
2,670	SunTrust Banks, Inc.	192,427
500	SVB Financial Group#	153,940
4,030	Synovus Financial Corp.	199,162
6,000	TCF Financial Corp.	150,660
3,780	US Bancorp	200,378
2,350	Webster Financial Corp.	151,645
10,865	Wells Fargo & Company	622,456
2,500	Western Alliance Bancorp#	141,800
2,570	Zions Bancorporation	132,869

		12,024,923

	Health Care (12.5%)
7,930	Abbott Laboratories	519,732
1,575	AbbVie, Inc.	145,262
920	Allergan, PLC	169,363
650	Amgen, Inc.	127,758
755	Anthem, Inc.	191,015
3,625	Baxter International, Inc.	262,631
5,100	Boston Scientific Corp.#	171,411
2,050	Centene Corp.#	267,176
1,140	Cigna Corp.	204,539

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

2,150	CVS Health Corp.	$139,449
3,250	Danaher Corp.	333,385
720	Humana, Inc.	226,210
350	Intuitive Surgical, Inc.#	177,867
7,745	Johnson & Johnson	1,026,367
1,640	Laboratory Corp. of America Holdings#	287,558
2,955	Merck & Company, Inc.	194,646
18,565	Pfizer, Inc.	741,300
1,460	Thermo Fisher Scientific, Inc.	342,414
1,260	UnitedHealth Group, Inc.	319,057
750	WellCare Health Plans, Inc.#	200,565
2,200	Zoetis, Inc.	190,256

		6,237,961

	Industrials (9.9%)
3,645	Allison Transmission Holdings, Inc.	171,315
2,435	Ametek, Inc.	189,443
2,410	Armstrong World Industries, Inc.#	163,639
1,201	Boeing Company	427,916
965	Caterpillar, Inc.	138,767
1,800	CSX Corp.	127,224
2,165	Fortive Corp.	177,703
4,000	HD Supply Holdings, Inc.#	175,920
2,125	HEICO Corp.^	162,286
1,030	Honeywell International, Inc.	164,440
1,400	IDEX Corp.	215,012
2,850	IHS Markit, Ltd.#	151,136
1,650	Ingersoll-Rand, PLC	162,542
3,245	KAR Auction Services, Inc.	192,915
1,450	Norfolk Southern Corp.	245,050
2,500	Robert Half International, Inc.	189,400
610	Roper Industries, Inc.	184,159
1,600	Ryder System, Inc.	125,280
3,700	Terex Corp.	163,244
1,850	Textron, Inc.	126,300
2,300	TransUnion	166,520
1,750	Union Pacific Corp.	262,307
2,250	United Continental Holdings, Inc.#	180,900
1,330	United Parcel Service, Inc. - Class B	159,454
930	United Technologies Corp.	126,238
1,850	Waste Management, Inc.	166,500
590	WW Grainger, Inc.	204,470

		4,920,080

	Information Technology (14.2%)
1,300	Accenture, PLC - Class A	207,129
580	Adobe Systems, Inc.#	141,914
375	Alphabet, Inc. - Class A#	460,208
2,790	Apple, Inc.	530,909
1,305	Broadridge Financial Solutions, Inc.	147,439
2,000	CDW Corp.	168,180
16,465	Cisco Systems, Inc.	696,305
1,100	Citrix Systems, Inc.#	120,967
820	F5 Networks, Inc.#	140,532
1,335	Facebook, Inc. - Class A#	230,394
2,020	Fiserv, Inc.#	152,470
800	FleetCor Technologies, Inc.#	173,600
2,600	Fortinet, Inc.#	163,566
16,320	Intel Corp.	784,992
2,110	MasterCard, Inc. - Class A	417,780
6,420	Microsoft Corp.	681,034
2,395	NetApp, Inc.	185,660

NUMBER OF SHARES		VALUE

650	NVIDIA Corp.	$159,159
4,825	Oracle Corp.	230,056
1,370	Texas Instruments, Inc.	152,508
1,350	Total System Services, Inc.	123,579
3,975	Visa, Inc. - Class A	543,541
1,245	VMware, Inc. - Class A#	180,015
1,800	Worldpay, Inc.#	147,942
1,025	Zebra Technologies Corp- Class A#	141,378

		7,081,257

	Materials (3.7%)
1,650	Avery Dennison Corp.	189,222
1,725	Celanese Corp. - Class A	203,740
3,872	CF Industries Holdings, Inc.	171,994
3,180	Chemours Company	145,676
2,350	Eastman Chemical Company	243,507
1,750	FMC Corp.	157,290
5,690	Huntsman Corp.	190,785
2,190	LyondellBasell Industries, NV - Class A	242,630
2,750	Southern Copper Corp.	135,740
3,400	Steel Dynamics, Inc.	160,106

		1,840,690

	Real Estate (2.4%)
4,225	CBRE Group, Inc. - Class A#	210,405
5,400	CubeSmart	163,944
3,050	Equity Residential	199,561
1,970	Extra Space Storage, Inc.	185,121
2,250	Prologis, Inc.	147,645
5,350	STORE Capital Corp.	146,858
4,000	Weyerhaeuser Company	136,720

		1,190,254

	Telecommunication Services (1.7%)
2,400	T-Mobile USA, Inc.#	144,000
5,300	Telephone & Data Systems, Inc.	133,825
10,940	Verizon Communications, Inc.	564,942

		842,767

	Utilities (4.2%)
11,700	AES Corp.	156,312
2,100	American Electric Power Company, Inc.	149,394
2,550	Dominion Energy, Inc.^	182,860
1,150	DTE Energy Company	124,821
2,500	Duke Energy Corp.	204,050
1,550	Entergy Corp.	125,984
3,950	Exelon Corp.	167,875
4,630	FirstEnergy Corp.	164,041
1,670	NextEra Energy, Inc.	279,792
5,330	NRG Energy, Inc.	168,801
3,700	Southern Company^	179,820
3,500	UGI Corp.	185,990

		2,089,740

	TOTAL COMMON STOCKS (Cost $43,417,987)	49,098,167

See accompanying Notes to Schedule of Investments

Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (0.5%)
	Other (0.5%)
2,400	iShares Micro-Cap ETF^ (Cost $257,653)	$252,876

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.2%)#
	Other (0.2%)
200 20,000	Invesco QQQ Trust Series Put, 09/21/18, Strike $173.00 (Cost $106,302)	62,600

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (1.0%)
255,137	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	255,239
255,222	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	255,222

	TOTAL SHORT TERM INVESTMENTS (Cost $510,461)	510,461

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.9%)
959,982	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $959,982)	959,982

TOTAL INVESTMENTS (102.0%) (Cost $45,252,385)		50,884,086

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.9%)		(959,982)

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(28,110)

NET ASSETS (100.0%)		$49,895,994

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (-0.1%)#
	Other (-0.1%)
200 20,000	Invesco QQQ Trust Series Put, 09/21/18, Strike $163.00 (Premium $53,807)	(26,100)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.1%)
	Consumer Discretionary (11.9%)
465	Amazon.com, Inc.#	$826,510
580	Aptiv, PLC	56,881
70	Booking Holdings, Inc.#	142,010
235	Charter Communications, Inc. - Class A#	71,576
4,410	Comcast Corp. - Class A	157,790
950	Dollar Tree, Inc.#	86,716
310	Expedia Group, Inc.	41,490
1,385	General Motors Co.	52,505
1,765	Home Depot, Inc.	348,623
415	Lennar Corp. - Class A	21,692
863	Lowe’s Companies, Inc.	85,731
1,660	McDonald’s Corp.	261,516
490	Netflix, Inc.#	165,351
1,595	Nike, Inc. - Class B	122,672
345	PVH Corp.	52,964
700	Royal Caribbean Cruises, Ltd.	78,932
1,235	Starbucks Corp.	64,702
1,080	Target Corp.	87,134
855	TJX Companies, Inc.	83,157
2,160	Walt Disney Company^	245,290

		3,053,242

	Consumer Staples (5.9%)
1,050	Altria Group, Inc.	61,614
5,745	Coca-Cola Company	267,890
920	Costco Wholesale Corp.	201,213
1,790	Kroger Company	51,910
3,150	Mondelez International, Inc. - Class A	136,647
1,717	PepsiCo, Inc.	197,455
1,950	Philip Morris International, Inc.	168,285
2,790	Procter & Gamble Company	225,655
950	Walgreens Boots Alliance, Inc.	64,239
1,645	Walmart, Inc.	146,783

		1,521,691

	Energy (6.6%)
3,255	Chevron Corp.	411,009
2,915	ConocoPhillips	210,376
880	EOG Resources, Inc.	113,467
4,720	Exxon Mobil Corp.	384,727
2,420	Halliburton Company	102,656
1,500	Marathon Petroleum Corp.	121,245
1,020	Phillips 66	125,807
460	Pioneer Natural Resources Company	87,064
2,090	Schlumberger, Ltd.	141,117

		1,697,468

	Financials (14.6%)
1,170	American Express Company	116,438
2,938	American International Group, Inc.	162,207
16,135	Bank of America Corp.	498,249
2,690	BB&T Corp.	136,679
2,095	Berkshire Hathaway, Inc. - Class B#	414,538
1,270	Capital One Financial Corp.	119,786
1,120	Charles Schwab Corp.	57,187
1,050	Chubb Corp.	146,706
2,415	Citigroup, Inc.	173,614

NUMBER OF SHARES		VALUE

550	Discover Financial Services	$39,276
1,770	E*TRADE Financial Corp.#	105,864
610	Goldman Sachs Group, Inc.	144,832
1,910	Intercontinental Exchange, Inc.	141,168
4,745	JPMorgan Chase & Company	545,438
3,740	KeyCorp	78,054
915	Marsh & McLennan Companies, Inc.	76,274
1,095	MetLife, Inc.	50,085
1,535	Morgan Stanley	77,610
1,150	Northern Trust Corp.	125,603
820	PNC Financial Services Group, Inc.	118,761
1,545	Prudential Financial, Inc.	155,906
685	Travelers Companies, Inc.	89,146
2,375	Wells Fargo & Company~	136,064
905	Zions Bancorporation	46,788

		3,756,273

	Health Care (13.5%)
2,100	Abbott Laboratories	137,634
1,710	AbbVie, Inc.	157,713
350	Aetna, Inc.	65,937
1,505	Agilent Technologies, Inc.	99,390
425	Alexion Pharmaceuticals, Inc.#	56,508
170	Allergan, PLC	31,295
575	Amgen, Inc.	113,016
380	Anthem, Inc.	96,140
2,310	Baxter International, Inc.	167,360
170	Biogen, Inc.#	56,843
935	Bristol-Myers Squibb Company	54,931
1,065	Celgene Corp.#	95,946
785	CVS Health Corp.	50,915
305	Edwards Lifesciences Corp.#	43,447
830	Gilead Sciences, Inc.	64,599
335	Humana, Inc.	105,250
255	Illumina, Inc.#	82,712
4,165	Johnson & Johnson~	551,946
760	Laboratory Corp. of America Holdings#	133,258
1,835	Medtronic, PLC	165,572
3,215	Merck & Company, Inc.	211,772
6,700	Pfizer, Inc.	267,531
390	Stryker Corp.	63,668
95	Teleflex, Inc.	25,907
875	Thermo Fisher Scientific, Inc.	205,214
1,400	UnitedHealth Group, Inc.	354,508

		3,459,012

	Industrials (10.2%)
740	Boeing Company	263,662
1,025	Caterpillar, Inc.	147,395
2,740	CSX Corp.	193,663
4,720	Delta Air Lines, Inc.	256,862
1,150	Eaton Corp., PLC	95,646
1,575	Emerson Electric Company	113,841
7,760	General Electric Company	105,769
2,649	Honeywell International, Inc.	422,913
1,285	Ingersoll-Rand, PLC	126,585
705	Lockheed Martin Corp.	229,901
355	Northrop Grumman Corp.	106,674
1,385	PACCAR, Inc.	91,022
1,225	Southwest Airlines Company	71,246
975	Stanley Black & Decker, Inc.	145,733

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,600	Union Pacific Corp.	$239,824

		2,610,736

	Information Technology (24.4%)
950	Accenture, PLC - Class A	151,363
320	Adobe Systems, Inc.#	78,298
95	Alphabet, Inc. - Class A#	116,586
560	Alphabet, Inc. - Class C#	681,665
5,385	Apple, Inc.	1,024,712
2,465	Applied Materials, Inc.	119,873
510	Broadcom, Inc.	113,103
5,360	Cisco Systems, Inc.	226,674
1,100	Electronic Arts, Inc.#	141,625
3,135	Facebook, Inc. - Class A#	541,038
275	Fidelity National Information Services, Inc.	28,361
5,800	Intel Corp.	278,980
735	International Business Machines Corp.	106,523
590	Lam Research Corp.	112,478
1,150	MasterCard, Inc. - Class A	227,700
1,025	Microchip Technology, Inc.^	95,766
630	Micron Technology, Inc.#	33,258
8,790	Microsoft Corp.	932,443
755	NVIDIA Corp.	184,869
1,900	Oracle Corp.	90,592
590	Red Hat, Inc.#	83,326
1,255	Salesforce.com, Inc.#	172,123
1,530	Texas Instruments, Inc.	170,320
3,990	Visa, Inc. - Class A	545,593

		6,257,269

	Materials (2.8%)
710	Avery Dennison Corp.	81,423
3,790	DowDuPont, Inc.	260,638
1,200	LyondellBasell Industries, NV - Class A	132,948
975	Nucor Corp.	65,257
400	Sherwin-Williams Company	176,292

		716,558

	Real Estate (1.8%)
1,170	American Tower Corp.	173,441
615	Crown Castle International Corp.	68,160
3,300	Welltower, Inc.	206,580

		448,181

	Telecommunication Services (2.2%)
9,471	AT&T, Inc.	302,788
5,105	Verizon Communications, Inc.	263,622

		566,410

	Utilities (3.2%)
1,800	Duke Energy Corp.	146,916
5,825	Exelon Corp.	247,562
2,315	NextEra Energy, Inc.	387,855
225	Sempra Energy	26,008

		808,341

	TOTAL COMMON STOCKS (Cost $18,203,069)	24,895,181

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUNDS (1.6%)
	Other (1.6%)
560	iShares NASDAQ Biotechnology ETF^	$65,234
865	iShares Russell 2000 ETF^	143,478
1,500	iShares Russell 2000 Value ETF^	200,505

		409,217

	TOTAL EXCHANGE-TRADED FUNDS (Cost $372,708)	409,217

SHORT TERM INVESTMENTS (1.3%)
168,087	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	168,155
168,065	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	168,065

	TOTAL SHORT TERM INVESTMENTS (Cost $336,219)	336,220

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.9%)
239,737	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $239,737)	239,737

TOTAL INVESTMENTS (100.9%) (Cost $19,151,733)		25,880,355

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.9%)		(239,737)

OTHER ASSETS, LESS LIABILITIES (0.0%)		10,207

NET ASSETS (100.0%)		$25,650,825

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $278,615.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.5%)
		Consumer Discretionary (11.4%)
1,650		Booking Holdings, Inc.#~	$3,347,388
34,300	JPY	CyberAgent, Inc.	1,802,191
5,077	EUR	Kering, SA	2,698,351
23,350		Lululemon Athletica, Inc.#~	2,800,832
156,000	EUR	Moncler, S.p.A.	6,875,483
36,300		New Oriental Education & Technology Group, Inc.	3,123,252
652,700	HKD	Prada, S.p.A.	3,110,109
6,250	EUR	Puma, SE	3,137,094
50,000	JPY	Start Today Company, Ltd.	2,011,074
16,100	EUR	Volkswagen, AG	2,777,899

			31,683,673

		Consumer Staples (10.6%)
113,800	GBP	Diageo, PLC	4,175,033
35,700	EUR	Kerry Group, PLC - Class A	3,798,867
3,100	EUR	Kerry Group, PLC - Class A	329,197
20,600	JPY	Kose Corp.	3,948,575
29,954	CNY	Kweichow Moutai Company, Ltd. - Class A	3,195,566
1,700	KRW	LG Household & Health Care, Ltd.	1,840,957
82,300	SEK	Swedish Match, AB	4,499,116
403,800	AUD	Treasury Wine Estates, Ltd.	5,529,605
760,000	MXN	Wal-Mart de Mexico, SAB de CV	2,218,701

			29,535,617

		Energy (4.0%)
46,100		BP, PLC	2,078,649
4,796,000	HKD	China Petroleum & Chemical Corp. - Class H	4,610,117
65,000		Schlumberger, Ltd.	4,388,800

			11,077,566

		Financials (10.4%)
375,800	HKD	AIA Group, Ltd.	3,289,585
208,381	CHF	Credit Suisse Group, AG#	3,351,291
123,000	SGD	DBS Group Holdings, Ltd.	2,420,064
30,700	EUR	Deutsche Böerse, AG	4,045,842
145,800	INR	HDFC Bank, Ltd.	4,611,916
300,000	EUR	Natixis, SA	2,152,029
378,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	3,518,907
120,600	GBP	Prudential, PLC	2,845,380
44,000	CAD	Toronto-Dominion Bank	2,610,201

			28,845,215

		Health Care (9.3%)
334,000	HKD	3SBio, Inc.*	712,601
57,900	GBP	AstraZeneca, PLC	4,456,921
76,500	CAD	Canopy Growth Corp.#^	2,018,280
34,900	AUD	CSL, Ltd.	5,106,093
15,400		ICON, PLC#	2,143,064
21,625	EUR	Ipsen, SA	3,592,874
25,050		LivaNova, PLC#	2,758,757
7,000	CHF	Lonza Group, AG#	2,154,721
11,200	CHF	Vifor Pharma, AG^	2,118,516
89,000	HKD	Wuxi Biologics Cayman, Inc.#*	906,819

			25,968,646

NUMBER OF SHARES			VALUE

		Industrials (13.4%)
108,700	GBP	Ashtead Group, PLC	$3,337,025
510,000	CAD	Bombardier, Inc. - Class B#	1,921,052
15,500	CAD	Canadian Pacific Railway, Ltd.	3,073,905
94,400	JPY	en-japan, Inc.	4,466,833
18,500	JPY	FANUC Corp.	3,730,356
419,200	GBP	International Consolidated Airlines Group, SA	3,901,376
62,400	JPY	Japan Airport Terminal Company, Ltd.	2,969,408
29,660	EUR	KION Group, AG	2,035,533
72,100	JPY	Komatsu, Ltd.	2,130,418
120,000	INR	Larsen & Toubro, Ltd.	2,283,569
34,500	EUR	Schneider Electric, SE	2,769,170
35,000	EUR	Thales, SA	4,594,597

			37,213,242

		Information Technology (30.7%)
23,000		Accenture, PLC - Class A	3,664,590
1,025	EUR	Adyen, NV#*	654,906
174,600	AUD	Afterpay Touch Group, Ltd.#	1,849,058
74,402		Alibaba Group Holding, Ltd.#^	13,930,287
42,500	EUR	ASML Holding, NV	9,102,150
47,600		Atlassian Corp., PLC - Class A#	3,446,716
14,000		Baidu, Inc.#	3,460,520
10,950	CAD	Constellation Software, Inc.	7,938,024
2,600	JPY	Keyence Corp.	1,375,317
120,679	GBP	Keywords Studios, PLC	2,886,669
480,000	SEK	LM Ericsson Telephone Company - Class B	3,768,120
59,700	CHF	Logitech International, SA	2,625,572
25,000	JPY	Nintendo Company, Ltd.	8,454,677
958,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,659,887
17,800	CHF	Temenos, AG#	2,864,935
171,200	HKD	Tencent Holdings, Ltd.	7,792,059
24,600	EUR	Ubisoft Entertainment, SA#	2,711,411
42,000	TWD	Yageo Corp.	1,075,072

			85,259,970

		Materials (4.1%)
76,100	EUR	ArcelorMittal, SA	2,439,019
500,000	GBP	Glencore, PLC#	2,192,716
360,000	AUD	Northern Star Resources, Ltd.	1,925,970
156,200		Vale, SA^	2,289,892
65,103	GBP	Victrex, PLC	2,697,437

			11,545,034

		Real Estate (1.6%)
530,900	EUR	Aroundtown, SA	4,428,893

		TOTAL COMMON STOCKS (Cost $225,964,215)	265,557,856

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.1%)#
		Financials (0.1%)
770 38,500	EUR	Estx Banks Call, 09/21/18, Strike 115.00	$186,833

		Other (0.0%)
5,350 535,000		iShares China Large-cap ETF Put, 08/17/18, Strike $42.00	125,725

		TOTAL PURCHASED OPTIONS (Cost $763,162)	312,558

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENTS (0.7%)
958,439		Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	958,822
957,314		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	957,314

		TOTAL SHORT TERM INVESTMENTS (Cost $1,916,136)	1,916,136

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
2,054,178		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $2,054,178)	2,054,178

TOTAL INVESTMENTS (97.0%) (Cost $230,697,691)			269,840,728

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)			(2,054,178)

OTHER ASSETS, LESS LIABILITIES (3.7%)			$10,312,359

NET ASSETS (100.0%)			$278,098,909

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $88,554.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2018

	Value	% of Total Investments
European Monetary Unit	$58,330,148	21.6%
US Dollar	51,528,786	19.1%
Japanese Yen	30,888,849	11.4%
British Pound Sterling	26,492,557	9.8%
Hong Kong Dollar	23,940,197	8.9%
Canadian Dollar	17,561,462	6.5%
Australian Dollar	14,410,726	5.3%
Swiss Franc	13,115,035	4.9%
New Taiwan Dollar	8,734,959	3.2%
Swedish Krona	8,267,236	3.1%
Indian Rupee	6,895,485	2.6%
Chinese Yuan Renminbi	3,195,566	1.2%
Singapore Dollar	2,420,064	0.9%
Mexican Peso	2,218,701	0.8%
South Korean Won	1,840,957	0.7%

Total Investments	$269,840,728	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (16.9%)
		Consumer Discretionary (3.5%)
2,460,000		Ctrip.com International, Ltd.^ 1.250%, 09/15/22	$2,413,936
3,565,000		Shanghai Port Group BVI Holding Company, Ltd. 0.000%, 08/09/22	3,822,821
21,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 05/23/23	2,457,498

			8,694,255

		Energy (2.0%)
4,400,000		TOTAL, SA 0.500%, 12/02/22	5,030,322

		Health Care (0.6%)
36,000,000	THB	Bangkok Dusit Medical Services, PCL 0.000%, 09/18/19	1,356,460

		Industrials (4.0%)
30,000,000	HKD	Harvest International Company 0.000%, 11/21/22	3,819,348
6,010,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	6,132,333

			9,951,681

		Information Technology (0.8%)
1,870,000		Sea, Ltd.* 2.250%, 07/01/23	1,865,344

		Materials (3.1%)
2,800,000		Glencore Funding, LLC 0.000%, 03/27/25	2,520,728
2,800,000		LG Chem, Ltd. 0.000%, 04/16/21	2,869,020
2,300,000		Royal Gold, Inc.^ 2.875%, 06/15/19	2,368,023

			7,757,771

		Real Estate (2.9%)
4,032,000	AYC	Finance, Ltd. 0.500%, 05/02/19	4,089,476
24,000,000	HKD	Smart Insight International, Ltd. 0.000%, 01/27/19	3,002,274

			7,091,750

		TOTAL CONVERTIBLE BONDS (Cost $43,008,143)	41,747,583

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCK (7.9%)
		Telecommunication Services (7.9%)
92,748		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19 (Cost $12,074,296)	19,519,929

NUMBER OF SHARES			VALUE

COMMON STOCKS (71.8%)
		Consumer Discretionary (7.5%)
172,100	HKD	Galaxy Entertainment Group, Ltd. $	1,386,546
148,400	INR	Mahindra & Mahindra, Ltd.	2,025,226
35,840	ZAR	Naspers, Ltd. - Class N	8,822,686
42,650		New Oriental Education & Technology Group, Inc.	3,669,606
535,500	HKD	Prada, S.p.A.	2,551,652

			18,455,716

		Consumer Staples (6.5%)
848,200	THB	CP ALL, PCL	1,918,457
51,100	GBP	Diageo, PLC	1,874,729
41,019	CNY	Kweichow Moutai Company, Ltd. - Class A	4,376,007
2,420	KRW	LG Household & Health Care, Ltd.	2,620,656
1,811,200	MXN	Wal-Mart de Mexico, SAB de CV	5,287,515

			16,077,364

		Energy (5.8%)
5,740,000	HKD	China Petroleum & Chemical Corp. - Class H	5,517,529
16,000		CNOOC, Ltd.	2,688,000
164,400	INR	Reliance Industries, Ltd.	2,844,770
47,600		Schlumberger, Ltd.	3,213,952

			14,264,251

		Financials (16.4%)
317,600	HKD	AIA Group, Ltd.	2,780,128
333,900	BRL	Banco do Brasil, SA	2,891,256
1,286,900	IDR	Bank Central Asia, Tbk PT	2,077,275
5,612,000	HKD	China Construction Bank Corp. - Class H	5,130,954
174,200	ZAR	Discovery, Ltd.	2,245,347
252,900	ZAR	FirstRand, Ltd.	1,329,268
90,600	KRW	Hana Financial Group, Inc.	3,642,811
190,500	INR	HDFC Bank, Ltd.	6,025,858
103,000	INR	Housing Development Finance Corp., Ltd.	2,990,291
96,700	INR	IndusInd Bank, Ltd.	2,821,023
290,400		Itau Unibanco Holding, SA	3,481,896
563,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	5,241,124

			40,657,231

		Health Care (2.9%)
786,500	HKD	3SBio, Inc.*	1,678,026
646,000	HKD	CSPC Pharmaceutical Group, Ltd.	1,693,536
1,360,000	MYR	IHH Healthcare, Bhd	1,979,517
182,000	HKD	Wuxi Biologics Cayman, Inc.*#	1,854,394

			7,205,473

		Industrials (4.6%)
250,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret, AS	1,377,525
2,064,000	HKD	CIMC Enric Holdings, Ltd.	1,890,623
4,800	INR	Eicher Motors, Ltd.	1,949,243
1,980,000	HKD	Greentown Service Group Company, Ltd.	1,956,482
3,104,000	HKD	Lonking Holdings, Ltd.	1,426,416
21,600	EUR	Thales, SA	2,835,522

			11,435,811

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Information Technology (22.6%)
70,000		Advanced Micro Devices, Inc.# $	1,283,100
15,500		Apple, Inc.	2,949,495
22,680		Baidu, Inc.#	5,606,042
26,000	PLN	CD Projekt, SA#	1,405,747
23,500	KRW	Koh Young Technology, Inc.	2,292,635
365,000	SEK	LM Ericsson Telephone Company - Class B	2,865,341
104,700	KRW	Samsung Electronics Company, Ltd.	4,346,121
42,200	KRW	SK Hynix, Inc.	3,261,653
74,500	HKD	Sunny Optical Technology Group Company, Ltd.	1,235,702
1,380,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	11,039,265
232,100	INR	Tata Consultancy Services, Ltd.	6,595,347
256,200	HKD	Tencent Holdings, Ltd.	11,660,781
57,000	TWD	Yageo Corp.	1,459,026

			56,000,255

		Materials (4.3%)
88,700		Cia de Minas Buenaventura, SAA	1,218,738
7,900	KRW	LG Chem, Ltd.	2,656,955
983,000	MYR	Petronas Chemicals Group, Bhd	2,161,903
9,100	KRW	POSCO	2,678,269
139,200		Vale, SA	2,040,672

			10,756,537

		Telecommunication Services (1.2%)
167,000		America Movil, SAB de CV - Class L^	2,857,370

		TOTAL COMMON STOCKS (Cost $143,367,699)	177,710,008

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (1.2%)#
		Energy (0.1%)
300 30,000		CNOOC, Ltd. Call, 09/21/18, Strike $175.00	99,750
900 90,000		Lukoil, PJSC Call, 09/21/18, Strike $72.00	193,500
1,810 181,000		Petroleo Brasileiro, SA Call, 09/21/18, Strike $16.00	12,670

			305,920

		Financials (0.1%)
4,000 400,000		Sberbank Of Russia, PJSC Call, 09/21/18, Strike $16.00	227,160

		Industrials (0.1%)
1,280 128,000		ZTO Express Cayman, Inc. Call, 10/19/18, Strike $21.81	102,400

		Information Technology (0.4%)
540 54,000		Alibaba Group Holding, Ltd. Put, 09/21/18, Strike $180.00	344,641
205 20,500		Baidu, Inc. Put, 08/17/18, Strike $245.00	151,337

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

1,500 150,000	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 10/19/18, Strike $40.00	$367,500
	Yandex, NV
890 89,000	Call, 08/17/18, Strike $37.00	64,525
675 67,500	Call, 11/16/18, Strike $40.00	106,312

		1,034,315

	Other (0.5%)
	iShares China Large-cap ETF
6,100 610,000	Put, 08/17/18, Strike $41.00	79,300
2,970 297,000	Put, 09/21/18, Strike $41.00	124,740
3,030 303,000	iShares MSCI Brazil ETF Call, 09/21/18, Strike $37.00	410,565
	iShares MSCI Emerging Markets
9,165 916,500	Put, 08/17/18, Strike $43.50	192,465
3,820 382,000	Put, 09/21/18, Strike $42.00	122,240
	Vaneck Vectors Russia ETF
4,030 403,000	Call, 08/17/18, Strike $22.00	106,795
2,485 248,500	Call, 08/17/18, Strike $21.00	237,317

		1,273,422

	TOTAL PURCHASED OPTIONS (Cost $5,433,874)	2,943,217

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.5%)
3,203,733	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	3,205,015
3,091,824	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	3,091,824

	TOTAL SHORT TERM INVESTMENTS (Cost $6,296,839)	6,296,839

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
3,004,231	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	3,004,231

See accompanying Notes to Schedule of Investments

Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

599,844	State Street Navigator Securities Lending Government Money Market Portfolio†	$599,844

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $3,604,075)	3,604,075

TOTAL INVESTMENTS (101.8%) (Cost $213,784,926)		251,821,651

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(3,604,075)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(743,856)

NET ASSETS (100.0%)		$247,473,720

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.1%)#
	Information Technology (-0.1%)
405 40,500	Alibaba Group Holding, Ltd. Call, 09/21/18, Strike $205.00	(155,826)
100 10,000	Baidu, Inc. Call, 08/17/18, Strike $270.00	(24,686)

		(180,512)

	Other (0.0%)
9,165 916,500	iShares MSCI Emerging Markets ETF Put, 08/17/18, Strike $40.00	(13,748)

	TOTAL WRITTEN OPTIONS (Premium $486,965)	(194,260)

NOTES TO SCHEDULE OF INVESTMENTS
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2018

	Value	% of Total Investments
US Dollar	$92,290,674	36.7%
Hong Kong Dollar	55,283,013	22.0%
Indian Rupee	25,251,758	10.0%
South Korean Won	21,499,100	8.5%
New Taiwan Dollar	12,498,291	5.0%
South African Rand	12,397,301	4.9%
Mexican Peso	5,287,515	2.1%
Chinese Yuan Renminbi	4,376,007	1.7%
Malaysian Ringgit	4,141,420	1.7%
Thai Baht	3,274,917	1.3%
Brazilian Real	2,891,256	1.2%
Swedish Krona	2,865,341	1.1%
European Monetary Unit	2,835,522	1.1%
Indonesian Rupiah	2,077,275	0.8%
British Pound Sterling	1,874,729	0.7%
Polish Zloty	1,405,747	0.6%
Turkish Lira	1,377,525	0.6%

Total Investments Net of Written Options	$251,627,391	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (93.3%)
		Consumer Discretionary (11.0%)
11,800	HKD	Galaxy Entertainment Group, Ltd.	$95,068
47,000	HKD	Haier Electronics Group Company, Ltd.#	137,453
1,200	KRW	Hotel Shilla Company, Ltd.	107,304
1,880	KRW	LG Electronics, Inc.	126,012
17,100		Mahindra & Mahindra, Ltd.	235,125
2,363	ZAR	Naspers, Ltd. - Class N	581,697
3,710		New Oriental Education & Technology Group, Inc.	319,208
32,400	HKD	Prada, S.p.A.	154,386
38,500	HKD	Xiabuxiabu Catering Management China Holdings Company, Ltd.*	83,292

			1,839,545

		Consumer Staples (7.6%)
15,600		ambev, SA	80,184
70,900	THB	CP ALL, PCL	160,361
3,191	CNY	Kweichow Moutai Company, Ltd. - Class A	340,424
225	KRW	LG Household & Health Care, Ltd.	243,656
5,700	ZAR	Shoprite Holdings, Ltd.	94,272
120,900	MXN	Wal-Mart de Mexico, SAB de CV	352,949

			1,271,846

		Energy (6.8%)
502,000	HKD	China Petroleum & Chemical Corp. - Class H	482,543
1,460		CNOOC, Ltd.^	245,280
9,300	CAD	Parex Resources, Inc.#	164,145
7,400		Reliance Industries, Ltd.*	253,080

			1,145,048

		Financials (19.4%)
24,800	HKD	AIA Group, Ltd.	217,088
216,200	PHP	Ayala Land, Inc.	166,500
27,800	BRL	Banco do Brasil, SA	240,721
109,500	IDR	Bank Central Asia, Tbk PT	176,752
569,000	HKD	China Construction Bank Corp. - Class H	520,227
13,000	ZAR	Discovery, Ltd.	167,563
16,100	ZAR	FirstRand, Ltd.	84,623
6,650	KRW	Hana Financial Group, Inc.	267,381
4,800		HDFC Bank, Ltd.~	496,032
10,900		ICICI Bank, Ltd.#^	96,247
7,800		Indiabulls Housing Finance, Ltd.	147,515
19,700		Itau Unibanco Holding, SA^	236,203
47,100	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	438,467

			3,255,319

		Health Care (4.0%)
52,000	HKD	3SBio, Inc.*	110,944
105,000	THB	Bangkok Dusit Medical Services, PCL - Class F	83,634
52,000	HKD	CSPC Pharmaceutical Group, Ltd.	136,322
90,000	MYR	IHH Healthcare, Bhd	130,997
8,320	CNY	Jiangsu Hengrui Medicine Company, Ltd. - Class A	84,184
13,000	HKD	Wuxi Biologics Cayman, Inc.#*	132,457

			678,538

NUMBER OF SHARES			VALUE

		Industrials (6.3%)
22,800	TRY	Aselsan Elektronik Sanayi Ve Ticaret, AS	$125,630
138,000	HKD	CIMC Enric Holdings, Ltd.	126,408
132,000	HKD	Greentown Service Group Company, Ltd.	130,432
18,850		Larsen & Toubro, Ltd.	353,808
208,021	HKD	Lonking Holdings, Ltd.	95,594
57,300	BRL	Randon, SA Implementos e Participacoes	104,882
6,400		ZTO Express Cayman, Inc.	126,912

			1,063,666

		Information Technology (29.7%)
6,430		Alibaba Group Holding, Ltd.#^	1,203,889
5,000	TWD	ASMedia Technology, Inc.	83,452
1,490		Baidu, Inc.#	368,298
2,200	PLN	CD Projekt, SA#	118,948
19,600		Infosys, Ltd.^	395,528
2,520	KRW	Koh Young Technology, Inc.	245,848
10,350	KRW	Samsung Electronics Company, Ltd.	429,631
6,100		Sea, Ltd.#^	86,010
3,300	KRW	SK Hynix, Inc.	255,058
8,600	HKD	Sunny Optical Technology Group Company, Ltd.	142,645
93,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	743,601
17,200	HKD	Tencent Holdings, Ltd.	782,847
4,875	TWD	Yageo Corp.	124,785

			4,980,540

		Materials (5.9%)
9,000		Cia de Minas Buenaventura, SAA	123,660
825	KRW	LG Chem, Ltd.	277,467
63,600	MYR	Petronas Chemicals Group, Bhd	139,875
855	KRW	POSCO	251,639
13,450		Vale, SA^	197,177

			989,818

		Real Estate (0.6%)
68,000	HKD	Country Garden Holdings Company, Ltd.	105,970

		Telecommunication Services (2.0%)
12,900		America Movil, SAB de CV - Class L^	220,719
4,600		Telekomunikasi Indonesia Persero, Tbk PT^	112,792

			333,511

		TOTAL COMMON STOCKS (Cost $13,355,785)	15,663,801

EXCHANGE-TRADED FUND (1.0%)
		Other (1.0%)
10,400		VanEck Vectors Vietnam ETF^ (Cost $208,260)	171,184

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%)#
	Energy (0.1%)
60 6,000	Lukoil, PJSC Call, 09/21/18, Strike $72.00	$12,900

	Financials (0.1%)
270 27,000	Sberbank Of Russia, PJSC Call, 09/21/18, Strike $16.00	15,333

	Information Technology (0.1%)
	Yandex, NV
60 6,000	Call, 08/17/18, Strike $37.00	4,350
45 4,500	Call, 11/16/18, Strike $40.00	7,088

		11,438

	Other (0.3%)
325 32,500	iShares China Large-cap ETF Put, 08/17/18, Strike $42.00	7,638
200 20,000	iShares MSCI Brazil ETF Call, 09/21/18, Strike $37.00	27,100
	Vaneck Vectors Russia ETF
260 26,000	Call, 08/17/18, Strike $22.00	6,890
165 16,500	Call, 08/17/18, Strike $21.00	15,757

		57,385

	TOTAL PURCHASED OPTIONS (Cost $153,359)	97,056

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (5.0%)
419,982	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	420,151
419,521	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	419,521

	TOTAL SHORT TERM INVESTMENTS (Cost $839,672)	839,672

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.0%)
1,176,850	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $1,176,850)	1,176,850

TOTAL INVESTMENTS (106.9%) (Cost $15,733,926)		$17,948,563

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.0%)		(1,176,850)

OTHER ASSETS, LESS LIABILITIES (0.1%)		20,625

NET ASSETS (100.0%)		$16,792,338

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $20,668.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2018

	Value	% of Total Investments
US Dollar	$7,582,429	42.2%
Hong Kong Dollar	3,892,143	21.7%
South Korean Won	2,203,996	12.3%
New Taiwan Dollar	951,838	5.3%
South African Rand	928,155	5.2%
Chinese Yuan Renminbi	424,608	2.4%
Mexican Peso	352,949	2.0%
Brazilian Real	345,603	1.9%
Malaysian Ringgit	270,872	1.5%
Thai Baht	243,995	1.3%
Indonesian Rupiah	176,752	1.0%
Philippine Peso	166,500	0.9%
Canadian Dollar	164,145	0.9%
Turkish Lira	125,630	0.7%
Polish Zloty	118,948	0.7%

Total Investments	$17,948,563	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.8%)
		Consumer Discretionary (12.3%)
1,905		Amazon.com, Inc.#	$3,386,024
11,700		Lululemon Athletica, Inc.#	1,403,415
48,000	EUR	Moncler, S.p.A.	2,115,533
12,080		New Oriental Education & Technology Group, Inc.	1,039,363
1,900		O’Reilly Automotive, Inc.#	581,400
209,500	HKD	Prada, S.p.A.	998,266
1,950	EUR	Puma, SE	978,773
6,800		PVH Corp.	1,043,936
17,420		Walt Disney Company^	1,978,215

			13,524,925

		Consumer Staples (9.0%)
28,713	GBP	Diageo, PLC	1,053,407
8,360	EUR	Kerry Group, PLC - Class A	889,595
6,300	JPY	Kose Corp.	1,207,574
9,500	CNY	Kweichow Moutai Company, Ltd. - Class A	1,013,483
7,100		McCormick & Company, Inc.^	834,534
13,200		Philip Morris International, Inc.	1,139,160
23,100	SEK	Swedish Match, AB	1,262,814
143,000	AUD	Treasury Wine Estates, Ltd.	1,958,230
16,200		US Foods Holding Corp.#	547,722

			9,906,519

		Energy (4.6%)
1,248,000	HKD	China Petroleum & Chemical Corp. - Class H	1,199,630
6,220		Pioneer Natural Resources Company	1,177,259
35,250	EUR	Royal Dutch Shell, PLC - Class A	1,207,408
21,540		Schlumberger, Ltd.	1,454,381

			5,038,678

		Financials (13.3%)
46,000		Bank of America Corp.	1,420,480
84,324	CHF	Credit Suisse Group, AG#	1,356,142
10,100	EUR	Deutsche Böerse, AG	1,331,043
12,780		E*TRADE Financial Corp.#	764,372
5,400		Goldman Sachs Group, Inc.	1,282,122
54,520	INR	HDFC Bank, Ltd.	1,724,566
11,760		JPMorgan Chase & Company	1,351,812
149,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	1,391,737
61,420	GBP	Prudential, PLC	1,449,115
7,240		S&P Global, Inc.	1,451,185
21,270		Zions Bancorporation	1,099,659

			14,622,233

		Health Care (12.6%)
12,560		Alexion Pharmaceuticals, Inc.#	1,669,978
15,400	GBP	AstraZeneca, PLC	1,185,433
29,740		Baxter International, Inc.	2,154,663
28,300	CAD	Canopy Growth Corp.#^	746,632
7,200		HealthEquity, Inc.#	543,600
4,140		Humana, Inc.	1,300,705
5,200	EUR	Ipsen, SA	863,951
12,940		Johnson & Johnson	1,714,809
6,300		Laboratory Corp. of America Holdings#	1,104,642

NUMBER OF SHARES			VALUE

2,800	CHF	Lonza Group, AG#	$861,889
16,600		Teladoc, Inc.#	993,510
3,500	CHF	Vifor Pharma, AG^	662,036

			13,801,848

		Industrials (11.1%)
26,310	GBP	Ashtead Group, PLC	807,701
15,450		CSX Corp.	1,092,006
31,010		Delta Air Lines, Inc.	1,687,564
1,840	INR	Eicher Motors, Ltd.	747,210
33,800	JPY	en-japan, Inc.	1,599,353
7,000	JPY	FANUC Corp.	1,411,486
103,000	GBP	International Consolidated Airlines Group, SA	958,592
12,239	EUR	KION Group, AG	839,949
26,900	JPY	Komatsu, Ltd.	794,844
40,945	INR	Larsen & Toubro, Ltd.	779,173
10,900	EUR	Thales, SA	1,430,889

			12,148,767

		Information Technology (29.9%)
30,500		Advanced Micro Devices, Inc.#	559,065
22,850		Alibaba Group Holding, Ltd.#^	4,278,205
2,835		Alphabet, Inc. - Class A#	3,479,169
20,198		Apple, Inc.	3,843,477
13,350	EUR	ASML Holding, NV	2,859,146
17,500		Atlassian Corp., PLC - Class A#	1,267,175
4,260	CAD	Constellation Software, Inc.	3,088,218
10,720		Facebook, Inc. - Class A#	1,850,058
41,231	GBP	Keywords Studios, PLC	986,255
10,810		MasterCard, Inc. - Class A	2,140,380
9,200	JPY	Nintendo Company, Ltd.	3,111,321
3,220		NVIDIA Corp.	788,449
264,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,110,867
53,900	HKD	Tencent Holdings, Ltd.	2,453,224

			32,815,009

		Materials (1.7%)
192,540	GBP	Glencore, PLC#	844,371
23,878	GBP	Victrex, PLC	989,346

			1,833,717

		Real Estate (1.3%)
168,800	EUR	Aroundtown, SA	1,408,169

		TOTAL COMMON STOCKS (Cost $79,727,707)	105,099,865

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTION (0.0%)#

OTHER (0.0%)
2,035 203,500		iShares China Large-cap ETF Put, 08/17/18, Strike $42.00 (Cost $239,816)	47,822

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.9%)
2,117,099	Fidelity Prime Money Market Fund - Institutional Class, 2.060%*** $	2,117,946
2,116,679	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	2,116,679

	TOTAL SHORT TERM INVESTMENTS (Cost $4,234,625)	4,234,625

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
759,912	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $759,912)	759,912

TOTAL INVESTMENTS (100.4%) (Cost $84,962,060)		110,142,224

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(759,912)

OTHER ASSETS, LESS LIABILITIES (0.3%)		309,410

NET ASSETS (100.0%)		$109,691,722

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2018

	Value	% of Total Investments
US Dollar	$57,464,853	52.2%
European Monetary Unit	13,924,456	12.6%
British Pound Sterling	8,274,220	7.5%
Japanese Yen	8,124,578	7.4%
Hong Kong Dollar	6,042,857	5.5%
Canadian Dollar	3,834,850	3.5%
Indian Rupee	3,250,949	3.0%
Swiss Franc	2,880,067	2.6%
New Taiwan Dollar	2,110,867	1.9%
Australian Dollar	1,958,230	1.8%
Swedish Krona	1,262,814	1.1%
Chinese Yuan Renminbi	1,013,483	0.9%

Total Investments	$110,142,224	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (11.7%)
		Consumer Discretionary (2.5%)
9,650,000		Booking Holdings, Inc. 0.350%, 06/15/20	$14,927,874
2,150,000		DISH Network Corp. 3.375%, 08/15/26	1,959,875
		Liberty Media Corp.
9,685,000		2.250%, 09/30/46	5,251,159
6,963,000		1.375%, 10/15/23	8,863,412
5,125,000		Liberty Media Corp. (Sirius XM Holdings, Inc.)*§^ 2.125%, 03/31/48	5,186,064
2,090,000		Live Nation Entertainment, Inc.*^ 2.500%, 03/15/23	2,219,183
3,100,000		Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	3,221,442
5,200,000		RH* 0.000%, 06/15/23	4,828,668
5,885,000		Tesla, Inc.^ 1.250%, 03/01/21	6,021,709

			52,479,386

		Energy (0.4%)
1,593,000		Oil States International, Inc.*^ 1.500%, 02/15/23	1,730,834
5,000,000		TOTAL, SA 0.500%, 12/02/22	5,716,275

			7,447,109

		Financials (0.2%)
4,000,000		JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)§ 0.250%, 05/01/23	3,925,360

		Health Care (1.1%)
1,750,000		BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	2,135,787
3,800,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	2,862,744
6,550,000		Illumina, Inc.^ 0.000%, 06/15/19	8,538,187
4,135,000		Insulet Corp.* 1.375%, 11/15/24	4,554,682
2,425,000		Teladoc, Inc.* 1.375%, 05/15/25	3,119,969
2,050,000		Wright Medical Group, Inc.* 1.625%, 06/15/23	2,014,545

			23,225,914

		Industrials (0.2%)
2,050,000		Air Transport Services Group, Inc.*^ 1.125%, 10/15/24	2,011,614
2,930,000		Meritor, Inc.* 3.250%, 10/15/37	2,898,312

			4,909,926

		Information Technology (5.6%)
1,727,000		Akamai Technologies, Inc.* 0.125%, 05/01/25	1,737,802

PRINCIPAL AMOUNT		VALUE

4,350,000	Altaba, Inc.~ 0.000%, 12/01/18	$5,920,589
2,050,000	Citrix Systems, Inc. 0.500%, 04/15/19	3,113,192
2,060,000	Cypress Semiconductor Corp.* 2.000%, 02/01/23	2,249,026
2,000,000	Envestnet, Inc. 1.750%, 12/15/19	2,170,690
2,100,000	Guidewire Software, Inc. 1.250%, 03/15/25	2,090,792
1,760,000	II-VI, Inc.*^ 0.250%, 09/01/22	1,858,974
7,000,000	Intel Corp. 3.250%, 08/01/39	16,238,565
4,285,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	4,801,514
6,200,000	Microchip Technology, Inc. 1.625%, 02/15/27	7,434,172
3,998,000	New Relic, Inc.*^ 0.500%, 05/01/23	4,320,799
3,775,000	NXP Semiconductors, NV 1.000%, 12/01/19	4,175,546
6,184,000	ON Semiconductor Corp. 1.000%, 12/01/20	8,074,572
6,125,000	Palo Alto Networks, Inc.* 0.750%, 07/01/23	6,008,809
2,000,000	Pure Storage, Inc.* 0.125%, 04/15/23	2,106,610
2,882,000	Q2 Holdings, Inc.* 0.750%, 02/15/23	3,358,006
2,000,000	RealPage, Inc.^ 1.500%, 11/15/22	2,828,530
4,375,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	5,138,000
2,050,000	Square, Inc.*^ 0.500%, 05/15/23	2,244,545
5,150,000	Twitter, Inc.*^ 0.250%, 06/15/24	4,698,808
5,100,000	Wix.com, Ltd.* 0.000%, 07/01/23	4,879,654
12,000,000	Workday, Inc.* 0.250%, 10/01/22	12,700,140
7,320,000	Zendesk, Inc.*^ 0.250%, 03/15/23	7,987,108

		116,136,443

	Materials (0.3%)
5,150,000	Royal Gold, Inc.^ 2.875%, 06/15/19	5,302,311

	Real Estate (0.8%)
7,345,000	Empire State Realty OP, LP* 2.625%, 08/15/19	7,383,010
3,440,000	IH Merger Sub, LLC 3.500%, 01/15/22	3,812,501
3,950,000	Starwood Property Trust, Inc. 4.000%, 01/15/19	4,540,762

		15,736,273

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Telecommunication Services (0.3%)
6,600,000	GCI Liberty, Inc.* 1.750%, 09/30/46	$6,871,920

	Utilities (0.3%)
5,100,000	NRG Energy, Inc.* 2.750%, 06/01/48	5,005,573

	TOTAL CONVERTIBLE BONDS (Cost $223,128,140)	241,040,215

SYNTHETIC CONVERTIBLE SECURITIES (5.4%)¤
Corporate Bonds (3.2%)
	Consumer Discretionary (1.5%)
5,153,000	Dana, Inc. 5.500%, 12/15/24	5,073,515
4,235,000	GameStop Corp.*^ 6.750%, 03/15/21	4,320,653
9,900,000	Home Depot, Inc.^ 2.700%, 04/01/23	9,708,287
10,000,000	L Brands, Inc. 5.625%, 02/15/22	10,211,000
2,429,000	Lowe’s Companies, Inc.^ 3.875%, 09/15/23	2,489,251

		31,802,706

	Consumer Staples (0.5%)
9,865,000	Walmart, Inc. 3.300%, 04/22/24	9,843,100

	Financials (0.2%)
4,950,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	4,842,238

	Health Care (0.2%)
3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,022,020

	Information Technology (0.8%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,237,716
9,865,000	Alphabet, Inc. 3.375%, 02/25/24	9,979,434
4,935,000	Apple, Inc. 3.450%, 05/06/24	4,960,588

		17,177,738

	TOTAL CORPORATE BONDS	66,687,802

U.S. Government and Agency Securities (2.0%)
	United States Treasury Note
11,600,000	1.125%, 06/30/21	11,071,109
10,800,000	2.000%, 01/31/20	10,706,644
8,450,000	2.750%, 02/15/19	8,472,961
5,800,000	1.625%, 05/15/26^	5,271,604
5,500,000	2.000%, 11/15/26	5,117,456

		40,639,774

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	40,639,774

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.2%)#
	Other (0.2%)
5,700 570,000	Financial Select Sector SPDR Fund Call, 09/21/18, Strike $27.00	$775,200
	iShares MSCI EAFE ETF
9,540 954,000	Call, 09/21/18, Strike $69.00	1,025,550
4,950 495,000	Call, 10/19/18, Strike $69.00	737,550
2,400 240,000	Call, 09/21/18, Strike $67.00	616,800
	iShares MSCI Emerging Markets
7,500 750,000	Call, 09/21/18, Strike $45.00	806,250
2,300 230,000	Call, 10/19/18, Strike $45.00	330,050
1,200 120,000	iShares Russell 2000 ETF Call, 10/19/18, Strike $169.00	375,000

	TOTAL PURCHASED OPTIONS	4,666,400

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $114,370,071)	111,993,976

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (5.9%)
	Energy (0.6%)
80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 3.399%, 09/15/29	3,521,181
113,330	Hess Corp. 8.000%, 02/01/19	8,268,557

		11,789,738

	Financials (0.2%)
80,250	AMG Capital Trust II^ 5.150%, 10/15/37	4,770,180

	Health Care (0.3%)
104,250	Becton Dickinson and Company 6.125%, 05/01/20	6,616,747

	Industrials (1.8%)
10,100	Fortive Corp. 5.000%, 07/01/21	10,655,500
204,910	Rexnord Corp. 5.750%, 11/15/19	13,087,602
122,025	Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	13,605,787

		37,348,889

	Real Estate (0.8%)
14,350	Crown Castle International Corp. 6.875%, 08/01/20	15,311,737

See accompanying Notes to Schedule of Investments

Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Utilities (2.2%)
39,953	Dominion Energy, Inc. 6.750%, 08/15/19	$1,925,335
180,700	DTE Energy Company 6.500%, 10/01/19	9,499,580
394,000	NextEra Energy, Inc. 6.371%, 09/01/18	29,353,000
	Sempra Energy
18,679	6.750%, 07/15/21	1,916,133
30,200	6.000%, 01/15/21	3,089,762

		45,783,810

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $109,522,323)	121,621,101

COMMON STOCKS (71.3%)
	Consumer Discretionary (9.2%)
32,625	Amazon.com, Inc.#	57,988,980
46,230	Aptiv, PLC	4,533,776
321,635	Comcast Corp. - Class A	11,508,100
69,680	Dollar Tree, Inc.#	6,360,390
16,650	Expedia Group, Inc.	2,228,436
110,420	General Motors Co.	4,186,022
141,235	Home Depot, Inc.	27,896,737
33,350	Lennar Corp. - Class A	1,743,205
72,300	Lowe’s Companies, Inc.	7,182,282
62,615	McDonald’s Corp.	9,864,367
39,830	Netflix, Inc.#	13,440,633
70,405	Nike, Inc. - Class B	5,414,849
27,775	PVH Corp.	4,264,018
38,060	Royal Caribbean Cruises, Ltd.	4,291,646
80,305	Starbucks Corp.	4,207,179
50,060	TJX Companies, Inc.	4,868,836
173,000	Walt Disney Company^	19,645,880

		189,625,336

	Consumer Staples (5.5%)
67,650	Altria Group, Inc.	3,969,702
438,800	Coca-Cola Company	20,461,244
63,700	Costco Wholesale Corp.	13,931,827
69,700	Kroger Company	2,021,300
253,435	Mondelez International, Inc. - Class A	10,994,010
138,150	PepsiCo, Inc.	15,887,250
159,000	Philip Morris International, Inc.	13,721,700
208,455	Procter & Gamble Company	16,859,841
61,015	Walgreens Boots Alliance, Inc.	4,125,834
131,200	Walmart, Inc.	11,706,976

		113,679,684

	Energy (4.9%)
192,360	Chevron Corp.	24,289,297
101,580	ConocoPhillips	7,331,029
110,600	EOG Resources, Inc.	14,260,764
304,530	Exxon Mobil Corp.	24,822,240
184,470	Halliburton Company	7,825,218
92,435	Marathon Petroleum Corp.	7,471,521
37,275	Pioneer Natural Resources Company	7,055,039
124,000	Schlumberger, Ltd.	8,372,480

		101,427,588

NUMBER OF SHARES		VALUE

	Financials (11.7%)
32,675	Affiliated Managers Group, Inc.	$5,228,327
201,860	American International Group, Inc.	11,144,691
1,168,755	Bank of America Corp.~	36,091,154
153,250	BB&T Corp.	7,786,633
101,675	Capital One Financial Corp.	9,589,986
83,850	Chubb Corp.	11,715,522
195,500	Citigroup, Inc.	14,054,495
44,000	Discover Financial Services	3,142,040
190,500	E*TRADE Financial Corp.#	11,393,805
51,670	Goldman Sachs Group, Inc.	12,268,008
155,565	Intercontinental Exchange, Inc.	11,497,809
362,535	JPMorgan Chase & Company	41,673,398
299,725	KeyCorp	6,255,261
122,180	Marsh & McLennan Companies, Inc.	10,184,925
88,905	MetLife, Inc.	4,066,515
103,375	Morgan Stanley	5,226,640
82,600	Northern Trust Corp.	9,021,572
56,450	PNC Financial Services Group, Inc.	8,175,653
89,829	Prudential Financial, Inc.	9,064,644
167,345	Wells Fargo & Company	9,587,195
72,550	Zions Bancorporation	3,750,835

		240,919,108

	Health Care (10.9%)
118,790	AbbVie, Inc.	10,956,002
119,860	Agilent Technologies, Inc.	7,915,554
34,325	Alexion Pharmaceuticals, Inc.#	4,563,852
35,000	Amgen, Inc.	6,879,250
48,145	Anthem, Inc.	12,180,685
236,885	Baxter International, Inc.	17,162,318
13,900	Biogen, Inc.#	4,647,743
75,420	Bristol-Myers Squibb Company	4,430,925
85,840	Celgene Corp.#	7,733,326
24,100	Edwards Lifesciences Corp.#	3,433,045
53,450	Gilead Sciences, Inc.	4,160,013
26,750	Humana, Inc.	8,404,315
288,240	Johnson & Johnson	38,197,565
27,900	Laboratory Corp. of America Holdings#	4,891,986
106,350	Medtronic, PLC	9,595,960
222,685	Merck & Company, Inc.	14,668,261
28,317	Molina Healthcare, Inc.^#	2,947,517
467,200	Pfizer, Inc.	18,655,296
31,390	Stryker Corp.	5,124,417
7,500	Teleflex, Inc.^	2,045,325
36,935	Thermo Fisher Scientific, Inc.	8,662,366
111,850	UnitedHealth Group, Inc.	28,322,657

		225,578,378

	Industrials (7.9%)
47,150	Boeing Company	16,799,545
81,750	Caterpillar, Inc.	11,755,650
220,325	CSX Corp.	15,572,571
416,000	Delta Air Lines, Inc.	22,638,720
53,850	Eaton Corp., PLC	4,478,705
128,475	Emerson Electric Company	9,286,173
472,245	General Electric Company	6,436,699
138,300	Honeywell International, Inc.	22,079,595
34,300	Lockheed Martin Corp.	11,185,230
60,350	Northrop Grumman Corp.	18,134,572
111,485	PACCAR, Inc.	7,326,794

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

122,000	Union Pacific Corp.	$18,286,580

		163,980,834

	Information Technology (17.4%)
67,175	Accenture, PLC - Class A	10,702,993
26,280	Adobe Systems, Inc.#	6,430,190
45,055	Alphabet, Inc. - Class A#	55,292,397
436,250	Apple, Inc.~	83,014,013
35,450	Broadcom, Inc.	7,861,747
353,500	Cisco Systems, Inc.	14,949,515
182,000	Facebook, Inc. - Class A#	31,409,560
21,300	Fidelity National Information Services, Inc.	2,196,669
47,891	Lam Research Corp.	9,129,940
92,725	MasterCard, Inc. - Class A	18,359,550
69,000	Micron Technology, Inc.#	3,642,510
632,505	Microsoft Corp.~	67,096,130
51,750	NVIDIA Corp.	12,671,505
113,400	Oracle Corp.	5,406,912
44,463	Salesforce.com, Inc.#	6,098,101
179,460	Visa, Inc. - Class A	24,539,360

		358,801,092

	Materials (1.1%)
248,750	DowDuPont, Inc.	17,106,537
70,000	Nucor Corp.	4,685,100

		21,791,637

	Real Estate (0.8%)
96,520	American Tower Corp.	14,308,125
49,000	Welltower, Inc.	3,067,400

		17,375,525

	Telecommunication Services (1.2%)
271,175	AT&T, Inc.	8,669,465
319,000	Verizon Communications, Inc.	16,473,160

		25,142,625

	Utilities (0.7%)
345,213	Exelon Corp.	14,671,552

	TOTAL COMMON STOCKS (Cost $1,011,508,061)	1,472,993,359

EXCHANGE-TRADED FUNDS (2.3%)
	Other (2.3%)
223,260	iShares MSCI EAFE ETF^	15,378,149
108,250	iShares MSCI Emerging Markets ETF^	4,856,095
18,050	iShares NASDAQ Biotechnology ETF^	2,102,644
53,480	iShares Russell 2000 ETF^	8,870,728
123,400	iShares Russell 2000 Value ETF^	16,494,878

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,917,919)	47,702,494

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%)#
	Information Technology (0.0%)
700 70,000	Apple, Inc. Put, 08/03/18, Strike $200.00	$677,994

	Other (0.1%)
1,100 110,000	Invesco QQQ Trust Series Put, 09/21/18, Strike $170.00	265,650
	S&P 500 Index
150 15,000	Put, 09/21/18, Strike $2,750.00	350,250
148 14,800	Put, 07/31/18, Strike $2,650.00	370
112 11,200	Put, 09/21/18, Strike $2,725.00	217,280

		833,550

	TOTAL PURCHASED OPTIONS (Cost $2,778,934)	1,511,544

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.9%)
30,252,725	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	30,264,826
30,119,673	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	30,119,673

	TOTAL SHORT TERM INVESTMENTS (Cost $60,383,757)	60,384,499

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.3%)
43,064,511	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	43,064,511
25,118,426	State Street Navigator Securities Lending Government Money Market Portfolio†	25,118,426

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $68,182,937)	68,182,937

TOTAL INVESTMENTS (102.9%) (Cost $1,635,792,142)		2,125,430,125

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.3%)		(68,182,937)

OTHER ASSETS, LESS LIABILITIES (0.4%)		$9,276,514

NET ASSETS (100.0%)		$2,066,523,702

See accompanying Notes to Schedule of Investments

Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	European Monetary Unit	10/24/18	123,000	144,730	$(166)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	10/24/18	3,628,000	2,793,038	$(52,908)
State Street Bank and Trust	European Monetary Unit	10/24/18	2,010,000	2,365,103	(16,070)

					$(68,978)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $2,133,496.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2018.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (29.3%)
		Consumer Discretionary (6.0%)
2,000,000		Cie Generale des Etablissements Michelin, SCA
		0.000%, 01/10/22	$1,949,360
100,000,000	JPY	CyberAgent, Inc.
		0.000%, 02/19/25	1,062,729
447,500		LVMH Moet Hennessy Louis Vuitton, SE
		0.000%, 02/16/21	1,615,056
1,490,000		Marriott Vacations Worldwide Corp.*
		1.500%, 09/15/22	1,548,371
2,225,000		RH*
		0.000%, 06/15/23	2,066,113
1,440,000		Tesla, Inc.
		1.250%, 03/01/21	1,473,451
1,115,000		Vipshop Holdings, Ltd.^
		1.500%, 03/15/19	1,099,061
17,000,000	HKD	Zhongsheng Group Holdings, Ltd.
		0.000%, 05/23/23	1,989,403

			12,803,544

		Financials (2.7%)
1,100,000	EUR	AURELIUS Equity Opportunities, SE & Co. KGaA
		1.000%, 12/01/20	1,537,381
1,800,000	EUR	Corestate Capital Holding, SA
		1.375%, 11/28/22	2,112,155
220,000,000	JPY	Mitsubishi Chemical Holdings Corp.
		0.000%, 03/29/24	2,074,274

			5,723,810

		Health Care (3.7%)
1,200,000	EUR	Bayer Capital Corp., BV
		5.625%, 11/22/19	1,498,134
2,041,000	CAD	Canopy Growth Corp.*
		4.250%, 07/15/23	1,537,595
2,680,000		Illumina, Inc.^
		0.000%, 06/15/19	3,493,487
1,100,000		Teladoc, Inc.*^
		1.375%, 05/15/25	1,415,243

			7,944,459

		Industrials (4.2%)
180,000,000	JPY	ANA Holdings, Inc.
		0.000%, 09/19/24	1,655,069
1,535,000		Echo Global Logistics, Inc.
		2.500%, 05/01/20	1,697,196
18,000,000	HKD	Harvest International Company
		0.000%, 11/21/22	2,291,609
3,270,000		Larsen & Toubro, Ltd.
		0.675%, 10/22/19	3,336,561

			8,980,435

		Information Technology (6.2%)
1,110,000		Akamai Technologies, Inc.*^
		0.125%, 05/01/25	1,116,943
2,065,000		Atlassian, Inc.*^
		0.625%, 05/01/23	2,278,769

PRINCIPAL AMOUNT			VALUE

1,000,000		Envestnet, Inc.
		1.750%, 12/15/19	$1,085,345
1,115,000		Guidewire Software, Inc.^
		1.250%, 03/15/25	1,110,111
1,092,000		New Relic, Inc.*
		0.500%, 05/01/23	1,180,168
2,160,000		Palo Alto Networks, Inc.*^
		0.750%, 07/01/23	2,119,025
2,995,000		Workday, Inc.*^
		0.250%, 10/01/22	3,169,743
1,125,000		Zendesk, Inc.*^
		0.250%, 03/15/23	1,227,527

			13,287,631

		Materials (3.8%)
1,835,000		Cemex, SAB de CV
		3.720%, 03/15/20	1,862,975
3,600,000		Glencore Funding, LLC
		0.000%, 03/27/25	3,240,936
2,980,000		Royal Gold, Inc.^
		2.875%, 06/15/19	3,068,133

			8,172,044

		Real Estate (1.3%)
800,000	EUR	Aroundtown, SA
		1.500%, 01/18/21	1,267,524
558,000		AYC Finance, Ltd.
		0.500%, 05/02/19	565,954
8,000,000	HKD	Smart Insight International, Ltd.
		0.000%, 01/27/19	1,000,758

			2,834,236

		Telecommunication Services (1.4%)
1,600,000		GCI Liberty, Inc.*
		1.750%, 09/30/46	1,665,920
1,115,000		Twilio, Inc.*^
		0.250%, 06/01/23	1,176,024

			2,841,944

		TOTAL CONVERTIBLE BONDS (Cost $63,210,190)	62,588,103

SYNTHETIC CONVERTIBLE SECURITIES (2.4%)¤
U.S. Government and Agency Securities (2.0%)
		United States Treasury Note
2,205,000		1.875%, 05/31/22	2,130,707
2,200,000		1.875%, 10/31/22	2,117,038

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	4,247,745

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.4%)#
		Consumer Discretionary (0.3%)
21 2,100		Amazon.com, Inc. Call, 08/17/18, Strike $1,585.00	416,535

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

8 800		Booking Holdings, Inc. Call, 01/17/20, Strike $1,920.00 $	276,440

			692,975

		Information Technology (0.1%)
550 55,000		Taiwan Semiconductor Manufacturing Company, Ltd. Call, 10/19/18, Strike $40.00	134,750

		TOTAL PURCHASED OPTIONS	827,725

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $5,013,908)	5,075,470

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (5.7%)
		Industrials (0.6%)
20,300		Rexnord Corp.
		5.750%, 11/15/19	1,296,561

		Real Estate (0.8%)
1,580		Crown Castle International Corp.^
		6.875%, 08/01/20	1,685,892

		Telecommunication Services (3.2%)
32,160		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	6,768,458

		Utilities (1.1%)
41,100		NextEra Energy, Inc.
		6.123%, 09/01/19	2,352,975

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,526,500)	12,103,886

COMMON STOCKS (61.3%)
		Consumer Discretionary (4.1%)
32,100	EUR	Daimler, AG	2,221,774
3,900	EUR	Puma, SE	1,957,547
7,800	EUR	Volkswagen, AG	1,345,814
28,600		Walt Disney Company^	3,247,816

			8,772,951

		Consumer Staples (8.7%)
49,800		Coca-Cola Company	2,322,174
14,000	EUR	Danone, SA	1,099,171
55,700	GBP	Diageo, PLC	2,043,491
22,200	EUR	Kerry Group, PLC - Class A	2,362,321
12,900	JPY	Kose Corp.	2,472,652
44,800	CHF	Nestlé, SA	3,650,902
19,083	EUR	Unilever, NV	1,100,917
31,600		US Foods Holding Corp.#	1,068,396
27,200		Walmart, Inc.	2,427,056

			18,547,080

		Energy (6.5%)
10,400		Chevron Corp.	1,313,208

NUMBER OF SHARES			VALUE

2,496,000	HKD	China Petroleum & Chemical Corp. - Class H	$2,399,260
21,600		Exxon Mobil Corp.	1,760,616
81,800	EUR	Royal Dutch Shell, PLC - Class A	2,801,871
42,800		Schlumberger, Ltd.	2,889,856
40,283	EUR	TOTAL, SA	2,627,471

			13,792,282

		Financials (13.9%)
60,500		American International Group, Inc.	3,340,205
113,900		Bank of America Corp.	3,517,232
133,563	CHF	Credit Suisse Group, AG#	2,148,029
16,100	EUR	Deutsche Böerse, AG	2,121,761
25,784		E*TRADE Financial Corp.#	1,542,141
11,000		Goldman Sachs Group, Inc.	2,611,730
117,000	INR	HDFC Bank, Ltd.	3,700,920
29,200		JPMorgan Chase & Company	3,356,540
191,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	1,782,727
111,675	GBP	Prudential, PLC	2,634,808
14,550		S&P Global, Inc.	2,916,402

			29,672,495

		Health Care (7.6%)
19,500		Alexion Pharmaceuticals, Inc.#	2,592,720
5,234		Anthem, Inc.	1,324,202
21,400	GBP	AstraZeneca, PLC	1,647,290
35,600		Baxter International, Inc.	2,579,220
6,100		Humana, Inc.	1,916,498
34,300		Johnson & Johnson	4,545,436
9,300		Laboratory Corp. of America Holdings#	1,630,662

			16,236,028

		Industrials (4.2%)
40,600		Delta Air Lines, Inc.	2,209,452
11,500	JPY	FANUC Corp.	2,318,870
274,000	GBP	International Consolidated Airlines Group, SA	2,550,041
14,100	EUR	KION Group, AG	967,667
12,900	EUR	Schneider Electric, SE	1,035,429

			9,081,459

		Information Technology (16.3%)
59,000		Advanced Micro Devices, Inc.#	1,081,470
3,740		Alphabet, Inc. - Class A#	4,589,803
22,900		Apple, Inc.	4,357,641
17,425	EUR	ASML Holding, NV	3,731,881
5,000	CAD	Constellation Software, Inc.	3,624,668
13,300		Facebook, Inc. - Class A#	2,295,314
15,700		MasterCard, Inc. - Class A	3,108,600
28,500		Microsoft Corp.	3,023,280
7,600	JPY	Nintendo Company, Ltd.	2,570,222
374,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,990,394
74,800	HKD	Tencent Holdings, Ltd.	3,404,475

			34,777,748

		TOTAL COMMON STOCKS (Cost $105,641,712)	130,880,043

See accompanying Notes to Schedule of Investments

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%)#
	Other (0.1%)
3,045 304,500	iShares China Large-cap ETF Put, 08/17/18, Strike $42.00	$71,558
3,540 354,000	iShares MSCI EAFE ETF Put, 08/17/18, Strike $67.00	37,170
2,125 212,500	iShares MSCI Emerging Markets Put, 08/17/18, Strike $43.50	44,625
400 40,000	SPDR S&P 500 ETF Trust Put, 08/17/18, Strike $275.00	29,000

	TOTAL PURCHASED OPTIONS (Cost $1,174,410)	182,353

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (1.2%)
1,316,894	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	1,317,421
1,314,070	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	1,314,070

	TOTAL SHORT TERM INVESTMENTS (Cost $2,631,491)	2,631,491

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.5%)
7,839,851	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	7,839,851
6,130,191	State Street Navigator Securities Lending Government Money Market Portfolio†	6,130,191

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $13,970,042)	13,970,042

	TOTAL INVESTMENTS (106.5%) (Cost $200,168,253)	$227,431,388

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.5%)		(13,970,042)

OTHER ASSETS, LESS LIABILITIES (0.0%)		92,430

NET ASSETS (100.0%)		$213,553,776

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2018

	Value	% of Total Investments
US Dollar	$146,092,384	64.2%
European Monetary Unit	29,788,818	13.1%
Hong Kong Dollar	12,868,232	5.7%
Japanese Yen	12,153,816	5.3%
British Pound Sterling	8,875,630	3.9%
Swiss Franc	5,798,931	2.6%
Canadian Dollar	5,162,263	2.3%
Indian Rupee	3,700,920	1.6%
New Taiwan Dollar	2,990,394	1.3%

Total Investments	$227,431,388	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (73.3%)
		Consumer Discretionary (12.0%)
8,750,000		Booking Holdings, Inc.~ 0.350%, 06/15/20	$13,535,638
2,500,000		Ctrip.com International, Ltd. 1.000%, 07/01/20	2,485,538
11,000,000		DISH Network Corp.^ 3.375%, 08/15/26	10,027,270
		Liberty Media Corp.
8,380,000		1.375%, 10/15/23	10,667,153
7,200,000		2.250%, 09/30/46	3,903,804
3,000,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	3,392,025
3,000,000		Marriott Vacations Worldwide Corp.~* 1.500%, 09/15/22	3,117,525
3,285,000		RH* 0.000%, 06/15/23	3,050,418
22,550,000		Tesla, Inc. 1.250%, 03/01/21	23,073,836

			73,253,207

		Energy (3.3%)
2,200,000		Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	2,877,985
4,631,000		Oil States International, Inc.^* 1.500%, 02/15/23	5,031,697
5,750,000		PDC Energy, Inc.^ 1.125%, 09/15/21	6,024,936
5,600,000		TOTAL, SA 0.500%, 12/02/22	6,402,228

			20,336,846

		Financials (3.1%)
6,250,000		Ares Capital Corp. 3.750%, 02/01/22	6,287,375
3,015,000		Hope Bancorp, Inc.* 2.000%, 05/15/38	2,875,843
2,982,000		IAC FinanceCo, Inc.* 0.875%, 10/01/22	3,364,173
6,250,000		JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)§ 0.250%, 05/01/23	6,133,375

			18,660,766

		Health Care (11.7%)
8,000,000		BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	9,763,600
4,768,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	3,591,990
2,400,000		Flexion Therapeutics, Inc. 3.375%, 05/01/24	2,787,384
5,500,000		Illumina, Inc.~^ 0.000%, 06/15/19	7,169,470
		Innoviva, Inc.
3,250,000		2.125%, 01/15/23	3,160,154
477,000		2.500%, 08/15/25*	506,290
1,500,000		Insmed, Inc.^ 1.750%, 01/15/25	1,408,508
6,000,000		Insulet Corp.* 1.375%, 11/15/24	6,608,970

PRINCIPAL AMOUNT		VALUE

2,370,000	Ironwood Pharmaceuticals, Inc.^ 2.250%, 06/15/22	$3,189,700
5,540,000	Jazz Investments I, Ltd. 1.875%, 08/15/21	5,977,937
3,250,000	Ligand Pharmaceuticals, Inc.* 0.750%, 05/15/23	3,439,897
1,250,000	Medicines Company 2.750%, 07/15/23	1,327,331
1,600,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	2,359,936
2,575,000	NuVasive, Inc. 2.250%, 03/15/21	2,920,539
3,000,000	Pacira Pharmaceuticals, Inc.^ 2.375%, 04/01/22	2,988,000
2,000,000	Sarepta Therapeutics, Inc.* 1.500%, 11/15/24	3,517,030
2,652,000	Supernus Pharmaceuticals, Inc.^* 0.625%, 04/01/23	2,996,230
3,250,000	Teladoc, Inc.* 1.375%, 05/15/25	4,181,401
3,350,000	Wright Medical Group, Inc.* 1.625%, 06/15/23	3,292,062

		71,186,429

	Industrials (5.5%)
2,455,000	Air Lease Corp. 3.875%, 12/01/18	3,702,999
3,500,000	Air Transport Services Group, Inc.^* 1.125%, 10/15/24	3,434,463
3,250,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	3,844,864
4,750,000	Dycom Industries, Inc. 0.750%, 09/15/21	5,304,610
3,000,000	Echo Global Logistics, Inc.^ 2.500%, 05/01/20	3,316,995
4,500,000	Greenbrier Companies, Inc.^ 2.875%, 02/01/24	5,353,582
2,750,000	Meritor, Inc.* 3.250%, 10/15/37	2,720,259
1,711,000	Patrick Industries, Inc.* 1.000%, 02/01/23	1,649,575
4,100,000	Tutor Perini Corp. 2.875%, 06/15/21	4,094,014

		33,421,361

	Information Technology (33.1%)
2,000,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	4,766,430
6,004,000	Akamai Technologies, Inc.^* 0.125%, 05/01/25	6,041,555
5,500,000	Altaba, Inc. 0.000%, 12/01/18	7,485,802
3,250,000	Apptio, Inc.* 0.875%, 04/01/23	3,462,908
3,300,000	Atlassian, Inc.* 0.625%, 05/01/23	3,641,616
3,350,000	Avaya Holdings Corp.* 2.250%, 06/15/23	3,317,304
4,943,000	Citrix Systems, Inc.~ 0.500%, 04/15/19	7,506,588
	Envestnet, Inc.
3,285,000	1.750%, 06/01/23*	3,534,693
2,750,000	1.750%, 12/15/19	2,984,699

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,300,000	Etsy, Inc.* 0.000%, 03/01/23	$4,237,596
2,819,000	Finisar Corp.^ 0.500%, 12/15/36	2,544,528
3,250,000	FireEye, Inc.* 0.875%, 06/01/24	3,086,200
6,000,000	Guidewire Software, Inc. 1.250%, 03/15/25	5,973,690
5,400,000	II-VI, Inc.^* 0.250%, 09/01/22	5,703,669
6,100,000	Inphi Corp. 0.750%, 09/01/21	5,718,140
5,500,000	Intel Corp.~ 3.250%, 08/01/39	12,758,872
3,750,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	4,202,025
13,750,000	Microchip Technology, Inc. 1.625%, 02/15/27	16,487,075
4,500,000	New Relic, Inc.* 0.500%, 05/01/23	4,863,330
5,500,000	NXP Semiconductors, NV^ 1.000%, 12/01/19	6,083,578
	ON Semiconductor Corp.
5,800,000	1.000%, 12/01/20	7,573,176
3,000,000	1.625%, 10/15/23^	3,767,715
3,250,000	OSI Systems, Inc. 1.250%, 09/01/22	3,172,033
12,250,000	Palo Alto Networks, Inc.* 0.750%, 07/01/23	12,017,617
3,350,000	Pure Storage, Inc.* 0.125%, 04/15/23	3,528,572
3,628,000	Q2 Holdings, Inc.* 0.750%, 02/15/23	4,227,219
3,150,000	Quotient Technology, Inc.* 1.750%, 12/01/22	3,433,579
2,000,000	RealPage, Inc.^ 1.500%, 11/15/22	2,828,530
2,500,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	2,936,000
6,620,000	Square, Inc.^* 0.500%, 05/15/23	7,248,238
2,620,000	Synaptics, Inc.^ 0.500%, 06/15/22	2,587,093
3,285,000	Twitter, Inc.^* 0.250%, 06/15/24	2,997,201
3,250,000	Viavi Solutions, Inc.^ 1.000%, 03/01/24	3,260,920
6,700,000	Wix.com, Ltd.* 0.000%, 07/01/23	6,410,526
14,250,000	Workday, Inc.* 0.250%, 10/01/22	15,081,416
6,000,000	Zendesk, Inc.^* 0.250%, 03/15/23	6,546,810

		202,016,943

	Materials (0.6%)
3,450,000	Royal Gold, Inc. 2.875%, 06/15/19	3,552,034

	Real Estate (2.5%)
3,100,000	Empire State Realty OP, LP* 2.625%, 08/15/19	3,116,043
4,700,000	IH Merger Sub, LLC 3.000%, 07/01/19	5,929,990
3,350,000	Redfin Corp.^ 1.750%, 07/15/23	3,434,721

PRINCIPAL AMOUNT		VALUE

3,000,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	$3,021,360

		15,502,114

	Telecommunication Services (1.0%)
6,000,000	GCI Liberty, Inc.* 1.750%, 09/30/46	6,247,200

	Utilities (0.5%)
3,250,000	NRG Energy, Inc.^* 2.750%, 06/01/48	3,189,826

	TOTAL CONVERTIBLE BONDS (Cost $426,992,981)	447,366,726

SYNTHETIC CONVERTIBLE SECURITIES (3.2%)¤

U.S. Government and Agency Securities (2.9%)
	United States Treasury Note
6,200,000	2.500%, 06/30/20	6,181,005
6,000,000	2.375%, 03/15/21	5,943,593
6,000,000	1.875%, 05/31/22	5,797,841

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	17,922,439

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.3%)#
	Financials (0.1%)
3,000 300,000	Bank of America Corp. Call, 01/18/19, Strike $30.00	717,000

	Health Care (0.1%)
362 36,200	Allergan, PLC Call, 01/18/19, Strike $170.00	790,970

	Industrials (0.0%)
420 42,000	Stanley Black & Decker, Inc. Call, 01/18/19, Strike $170.00	71,400

	Information Technology (0.1%)
350 35,000	Red Hat, Inc. Call, 01/18/19, Strike $155.00	220,500
530 53,000	Take-Two Interactive Software, Inc. Call, 01/18/19, Strike $130.00	288,850

		509,350

	TOTAL PURCHASED OPTIONS	2,088,720

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $21,227,341)	20,011,159

See accompanying Notes to Schedule of Investments

Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (14.6%)
	Energy (1.0%)
86,650	Hess Corp. 8.000%, 02/01/19	$6,321,984

	Financials (5.9%)
54,750	AMG Capital Trust II^ 5.150%, 10/15/37	3,254,422
10,300	Bank of America Corp. 7.250%, 12/31/49	13,104,072
15,570	Virtus Investment Partners, Inc. 7.250%, 02/01/20	1,730,139
13,900	Wells Fargo & Company 7.500%, 12/31/49	17,639,100

		35,727,733

	Health Care (1.0%)
90,500	Becton Dickinson and Company 6.125%, 05/01/20	5,744,035

	Industrials (1.7%)
6,050	Fortive Corp. 5.000%, 07/01/21	6,382,750
65,400	Rexnord Corp. 5.750%, 11/15/19	4,177,098

		10,559,848

	Real Estate (1.6%)
6,200	Crown Castle International Corp. 6.875%, 08/01/20	6,615,524
52,200	Welltower, Inc. 6.500%, 12/31/49	3,100,158

		9,715,682

	Utilities (3.4%)
69,000	DTE Energy Company 6.500%, 10/01/19	3,627,399
193,000	NextEra Energy, Inc. 6.123%, 09/01/19	11,049,250
	Sempra Energy
30,312	6.750%, 07/15/21	3,109,455
30,000	6.000%, 01/15/21	3,069,300

		20,855,404

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $81,200,229)	88,924,686

COMMON STOCKS (4.1%)
	Health Care (1.8%)
24,945	Anthem, Inc.	6,311,085
43,450	Molina Healthcare, Inc.^#	4,522,711

		10,833,796

	Information Technology (2.3%)
30,610	Lam Research Corp.	5,835,490
161,300	Micron Technology, Inc.#	8,515,027

		14,350,517

	TOTAL COMMON STOCKS (Cost $20,930,311)	25,184,313

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%)#
	Consumer Discretionary (0.2%)
56 5,600	Booking Holdings, Inc. Put, 01/18/19, Strike $2,100.00 $	903,000

	Information Technology (0.0%)
680 68,000	Citrix Systems, Inc. Put, 09/21/18, Strike $100.00	59,500

	TOTAL PURCHASED OPTIONS (Cost $1,002,383)	962,500

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (3.9%)
11,913,324	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	11,918,089
11,886,279	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	11,886,279

	TOTAL SHORT TERM INVESTMENTS (Cost $23,804,368)	23,804,368

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.6%)
24,003,795	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	24,003,795
34,846,415	State Street Navigator Securities Lending Government Money Market Portfolio†	34,846,415

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $58,850,210)	58,850,210

TOTAL INVESTMENTS (108.9%) (Cost $634,007,823)		665,103,962

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.6%)		(58,850,210)

OTHER ASSETS, LESS LIABILITIES (0.7%)		4,501,928

NET ASSETS (100.0%)		$610,755,680

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.1%)#
	Consumer Discretionary (-0.1%)
56 5,600	Booking Holdings, Inc. Put, 01/18/19, Strike $1,850.00 (Premium $246,215)	$(322,560)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank Of New York	European Monetary Unit	10/24/18	166,000	195,327	$(224)

					$(224)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	10/24/18	4,552,000	3,504,385	$(66,383)
State Street Bank and Trust	European Monetary Unit	10/24/18	2,279,000	2,681,627	(18,221)

					$(84,604)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $7,728.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (77.9%)
		Consumer Discretionary (11.0%)
1,000,000		Cie Generale des Etablissements Michelin, SCA 0.000%, 01/10/22	$974,680
		Ctrip.com International, Ltd.
1,610,000		1.250%, 09/15/22	1,579,853
690,000		1.000%, 07/01/20	686,008
		CyberAgent, Inc.
60,000,000	JPY	0.000%, 02/17/23	621,491
60,000,000	JPY	0.000%, 02/19/25	637,637
1,210,000		DISH Network Corp. 3.375%, 08/15/26	1,103,000
60,000,000	JPY	Iida Group Holdings Company, Ltd. 0.000%, 06/18/20	552,272
425,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	432,319
745,000		Liberty Media Corp.^ 1.375%, 10/15/23	948,333
510,000		Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	529,979
680,000		RH* 0.000%, 06/15/23	631,441
436,000	EUR	SEB, SA 0.000%, 11/17/21	1,036,312
470,000		Shanghai Port Group BVI Holding Company, Ltd. 0.000%, 08/09/22	503,990
900,000	EUR	Steinhoff Finance Holding Company 1.250%, 10/21/23	528,144
		Tesla, Inc.
2,001,000		1.250%, 03/01/21^	2,047,483
365,000		2.375%, 03/15/22	397,399
1,000,000		Valeo, SA 0.000%, 06/16/21	955,535
5,000,000	HKD	Zhongsheng Group Holdings, Ltd.
		0.000%, 05/23/23	585,119

			14,750,995

		Consumer Staples (0.5%)
800,000		Carrefour, SA 0.000%, 03/27/24	687,432

		Energy (4.8%)
405,000		Nabors Industries, Inc.^ 0.750%, 01/15/24	316,856
450,000		SM Energy Company 1.500%, 07/01/21	474,698
3,600,000		TOTAL, SA 0.500%, 12/02/22	4,115,718
800,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	983,436
480,000		Whiting Petroleum Corp. 1.250%, 04/01/20	459,415

			6,350,123

		Financials (8.4%)
95,000,000	JPY	AEON Financial Service Company, Ltd. 0.000%, 09/13/19	893,008

PRINCIPAL AMOUNT			VALUE

1,200,000	EUR	AURELIUS Equity Opportunities, SE & Co. KGaA 1.000%, 12/01/20	$1,677,142
2,400,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	2,816,206
1,789,500	EUR	Credit Agricole, SA 0.000%, 10/03/19	1,592,777
700,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	823,915
2,000,000	HKD	Haitong International Securities Group, Ltd. 0.000%, 10/25/21	244,072
250,000		IAC FinanceCo, Inc.*^ 0.875%, 10/01/22	282,040
400,000	EUR	LEG Immobilien, AG 0.875%, 09/01/25	501,462
50,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	471,426
800,000	EUR	Solidium Oy 0.000%, 09/04/18	936,022
900,000		Yamaguchi Financial Group, Inc.‡ 1.839%, 03/26/20 3 mo. USD LIBOR - 0.50%	919,575

			11,157,645

		Health Care (9.1%)
400,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	499,378
900,000	EUR	Bayer, AG 0.050%, 06/15/20	1,234,688
		BioMarin Pharmaceutical, Inc.^
425,000		1.500%, 10/15/20	518,691
330,000		0.750%, 10/15/18	361,672
621,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	467,833
500,000	EUR	GN Store Nord, A/S 0.000%, 05/31/22	706,866
620,000		Illumina, Inc. 0.000%, 06/15/19	808,195
760,000	SGD	Indah Capital, Ltd. 0.000%, 10/24/18	580,555
262,000		Innoviva, Inc.* 2.500%, 08/15/25	278,088
540,000		Insulet Corp.*^ 1.375%, 11/15/24	594,807
1,000,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	1,195,760
700,000		Molina Healthcare, Inc. 1.625%, 08/15/44	1,257,977
805,000		NuVasive, Inc.^ 2.250%, 03/15/21	913,023
625,000		Pacira Pharmaceuticals, Inc. 2.375%, 04/01/22	622,500
1,000,000		QIAGEN, NV 0.875%, 03/19/21	1,297,730
657,000		Teladoc, Inc.* 1.375%, 05/15/25	845,286

			12,183,049

		Industrials (10.3%)
140,000,000	JPY	ANA Holdings, Inc. 0.000%, 09/19/24	1,287,276

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,380,000	EUR	Elis, SA 0.000%, 10/06/23	$516,772
705,000		Greenbrier Companies, Inc.^ 2.875%, 02/01/24	838,728
13,000,000	HKD	Harvest International Company 0.000%, 11/21/22	1,655,051
1,000,000		Johnson Electric Holdings, Ltd. 1.000%, 04/02/21	1,073,270
70,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	699,909
130,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/19	1,223,249
665,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	678,536
130,000,000	JPY	LIXIL Group Corp. 0.000%, 03/04/22	1,158,484
70,000,000	JPY	Nippon Flour Mills Company, Ltd. 0.000%, 06/20/25	640,496
1,879,500	EUR	Safran, SA 0.000%, 12/31/20	2,399,803
400,000	EUR	Symrise, AG 0.238%, 06/20/24	539,356
1,000,000		Vinci, SA 0.375%, 02/16/22	1,090,555

			13,801,485

		Information Technology (20.4%)
660,000		Akamai Technologies, Inc.*^ 0.125%, 05/01/25	664,128
1,685,000		Altaba, Inc. 0.000%, 12/01/18	2,293,378
1,814,000		Citrix Systems, Inc.~ 0.500%, 04/15/19	2,754,795
287,000		Coupa Software, Inc.*^ 0.375%, 01/15/23	425,841
630,000		Etsy, Inc.*^ 0.000%, 03/01/23	808,996
		FireEye, Inc.
330,000		1.625%, 06/01/35	301,422
183,000		1.000%, 06/01/35^	173,920
1,200,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 11/06/22	1,157,580
475,000		II-VI, Inc.* 0.250%, 09/01/22	501,712
400,000		Inphi Corp. 0.750%, 09/01/21	374,960
595,000		Lumentum Holdings, Inc.^ 0.250%, 03/15/24	666,721
1,480,000		Microchip Technology, Inc. 1.625%, 02/15/27	1,774,609
305,000		Micron Technology, Inc.~ 2.125%, 02/15/33	1,472,845
649,000		New Relic, Inc.*^ 0.500%, 05/01/23	701,400
405,000		Nice Systems, Inc. 1.250%, 01/15/24	562,021
1,423,000		NXP Semiconductors, NV^ 1.000%, 12/01/19	1,573,987
617,000		Okta, Inc.*^ 0.250%, 02/15/23	748,406
395,000		ON Semiconductor Corp. 1.000%, 12/01/20	515,759
680,000		Palo Alto Networks, Inc.*^ 0.750%, 07/01/23	667,100

PRINCIPAL AMOUNT			VALUE

477,000		Q2 Holdings, Inc.* 0.750%, 02/15/23	$555,784
480,000		RealPage, Inc.^ 1.500%, 11/15/22	678,847
450,000		Silicon Laboratories, Inc.^ 1.375%, 03/01/22	528,480
1,335,000		Square, Inc.*^ 0.500%, 05/15/23	1,461,691
600,000		STMicroelectronics, NV 0.000%, 07/03/22	715,602
221,000		Synaptics, Inc.^ 0.500%, 06/15/22	218,224
400,000		Teradyne, Inc.^ 1.250%, 12/15/23	582,412
350,000		Twitter, Inc.*^ 0.250%, 06/15/24	319,336
405,000		Veeco Instruments, Inc. 2.700%, 01/15/23	358,508
523,000		Weibo Corp.*^ 1.250%, 11/15/22	512,315
680,000		Wix.com, Ltd.*^ 0.000%, 07/01/23	650,621
1,730,000		Workday, Inc.* 0.250%, 10/01/22	1,830,937
640,000		Zendesk, Inc.*^ 0.250%, 03/15/23	698,326

			27,250,663

		Materials (2.3%)
2,750,000		BASF, SE 0.925%, 03/09/23	2,589,414
300,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	426,019

			3,015,433

		Real Estate (5.8%)
800,000	EUR	Aroundtown, SA 1.500%, 01/18/21	1,267,524
1,648,000		AYC Finance, Ltd. 0.500%, 05/02/19	1,671,492
900,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	1,102,278
1,300,000		IH Merger Sub, LLC 3.000%, 07/01/19	1,640,210
6,000,000	HKD	Smart Insight International, Ltd. 0.000%, 01/27/19	750,569
1,179,000		Starwood Property Trust, Inc. 4.000%, 01/15/19	1,355,331

			7,787,404

		Telecommunication Services (5.3%)
2,300,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	2,648,033
1,285,000		GCI Liberty, Inc.* 1.750%, 09/30/46	1,337,942
2,400,000		Telenor East Holding II, AS 0.250%, 09/20/19	2,343,672
665,000		Twilio, Inc.*^ 0.250%, 06/01/23	701,395

			7,031,042

		TOTAL CONVERTIBLE BONDS (Cost $102,606,635)	104,015,271

See accompanying Notes to Schedule of Investments

Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (11.3%)¤
Corporate Bonds (1.9%)
		Consumer Discretionary (0.9%)
625,000		Lennar Corp.^ 6.625%, 05/01/20	$654,413
479,000		Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	483,404

			1,137,817

		Health Care (0.5%)
630,000		HCA Healthcare, Inc. 6.250%, 02/15/21	657,944

		Industrials (0.3%)
450,000		AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	463,316

		Telecommunication Services (0.2%)
283,000		Sprint Corp.^ 7.250%, 09/15/21	297,799

		TOTAL CORPORATE BONDS	2,556,876

U.S. Government and Agency Securities (8.8%)
		United States Treasury Note
4,661,000		1.875%, 05/31/22	4,503,957
3,719,000		1.000%, 06/30/19	3,671,714
3,675,000		1.750%, 10/31/20	3,598,260

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	11,773,931

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Options (0.6%)#
		Consumer Discretionary (0.4%)
6 600		Booking Holdings, Inc. Call, 01/17/20, Strike $1,920.00	207,330
43 4,644	EUR	Kering, SA Call, 12/21/18, Strike 520.55	48,114
63 6,300	EUR	LVMH Moet Hennessy Louis Vuitt, SE Call, 12/21/18, Strike 290.00	154,852
445 44,500		Sony Corp. Call, 10/19/18, Strike $55.00	84,550

			494,846

		Industrials (0.1%)
150 15,000	EUR	Airbus, SE Call, 12/21/18, Strike 100.00	180,138

		Information Technology (0.1%)
115 11,500		Lam Research Corp. Call, 09/21/18, Strike $190.00	106,662
189 18,900		Red Hat, Inc. Call, 09/21/18, Strike $160.00	22,208

			128,870

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

		Materials (0.0%)
297 298,485	GBP	Glencore, PLC Call, 12/21/18, Strike 3.80	$30,363

		TOTAL PURCHASED OPTIONS	834,217

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $15,742,821)	15,165,024

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (9.2%)
		Energy (1.8%)
31,870		Hess Corp. 8.000%, 02/01/19	2,325,235

		Financials (5.2%)
6,300		Assurant, Inc. 6.500%, 03/15/21	737,100
2,570		Bank of America Corp. 7.250%, 12/31/49	3,269,657
2,345		Wells Fargo & Company 7.500%, 12/31/49	2,975,805

			6,982,562

		Real Estate (0.4%)
440		Crown Castle International Corp. 6.875%, 08/01/20	469,489

		Utilities (1.8%)
10,735		DTE Energy Company 6.500%, 10/01/19	564,350
7,505		NextEra Energy, Inc. 6.371%, 09/01/18	559,122
		Sempra Energy
6,188		6.750%, 07/15/21	634,809
6,655		6.000%, 01/15/21	680,873

			2,439,154

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,347,015)	12,216,440

COMMON STOCK (0.0%)
		Energy (0.0%)
1		WPX Energy, Inc.# (Cost $8)	12

SHORT TERM INVESTMENTS (1.9%)
1,264,414		Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	1,264,919
1,256,174		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	1,256,174

		TOTAL SHORT TERM INVESTMENTS (Cost $2,521,093)	2,521,093

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (11.1%)
8,003,972	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	$8,003,972
6,882,073	State Street Navigator Securities Lending Government Money Market Portfolio†	6,882,073

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $14,886,045)	14,886,045

TOTAL INVESTMENTS (111.4%) (Cost $147,103,617)		148,803,885

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-11.1%)		(14,886,045)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(303,171)

NET ASSETS (100.0%)		$133,614,669

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2018.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $49,689.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2018

	Value	% of Total Investments
US Dollar	$113,473,514	76.3%
European Monetary Unit	22,831,561	15.3%
Japanese Yen	8,185,248	5.5%
Hong Kong Dollar	3,234,811	2.2%
Singapore Dollar	580,555	0.4%
Canadian Dollar	467,833	0.3%
British Pound Sterling	30,363	0.0%

Total Investments	$148,803,885	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (59.1%)
	Consumer Discretionary (7.9%)
200,000	Allergan Funding SCS 3.800%, 03/15/25	$196,492
250,000	American Honda Finance Corp. 1.650%, 07/12/21	239,383
350,000	BMW US Capital, LLC*^ 3.100%, 04/12/21	347,620
275,000	Cargill, Inc.*^ 3.250%, 03/01/23	272,147
150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.750%, 02/15/26	149,315
200,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.908%, 07/23/25	203,852
250,000	Comcast Corp. 3.900%, 03/01/38	233,816
250,000	D.R. Horton, Inc. 4.750%, 02/15/23	256,804
150,000	DISH DBS Corp.^ 7.750%, 07/01/26	131,285
500,000	Expedia Group, Inc. 5.950%, 08/15/20	523,377
250,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	263,717
250,000	General Motors Financial Company, Inc.^ 3.700%, 05/09/23	245,329
500,000	Harley-Davidson Financial Services, Inc.* 2.150%, 02/26/20	491,145
250,000	Hasbro, Inc. 3.150%, 05/15/21	247,132
150,000	L Brands, Inc. 5.625%, 02/15/22	153,165
150,000	Lennar Corp.^ 4.750%, 11/15/22	150,167
200,000	Mattel, Inc.*^ 6.750%, 12/31/25	194,472
100,000	Meritage Homes Corp. 6.000%, 06/01/25	100,970
250,000	Starbucks Corp.^ 3.100%, 03/01/23	245,560
250,000	Warner Media, LLC 3.600%, 07/15/25	240,541

		4,886,289

	Consumer Staples (3.8%)
250,000	Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	245,689
200,000	Brown-Forman Corp.^ 3.500%, 04/15/25	198,229
400,000	General Mills, Inc. 2.600%, 10/12/22	384,720
250,000	Hershey Company 3.375%, 05/15/23	250,718
250,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 7.250%, 06/01/21	252,774

PRINCIPAL AMOUNT		VALUE

500,000	Mondelez International Holdings Netherlands, BV* 2.000%, 10/28/21	$477,312
500,000	WM Wrigley Jr. Company*^ 3.375%, 10/21/20	500,767

		2,310,209

	Energy (2.6%)
200,000	Buckeye Partners, LP^‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	184,380
150,000	CenterPoint Energy Houston Electric, LLC^ 3.950%, 03/01/48	147,541
150,000	Continental Resources, Inc. 4.500%, 04/15/23	152,802
300,000	Energy Transfer Partners, LP‡ 5.361%, 11/01/66 3 mo. USD LIBOR + 3.02%	260,082
250,000	Enterprise Products Operating, LLC^‡ 4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	239,209
175,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	171,493
190,000	Rochester Gas & Electric Corp.* 3.100%, 06/01/27	180,527
250,000	Schlumberger Investment, SA*^ 3.300%, 09/14/21	249,686

		1,585,720

	Financials (18.0%)
100,000	Ally Financial, Inc. 8.000%, 11/01/31	121,028
250,000	American Express Company 3.000%, 10/30/24	239,464
500,000	AON Corp. 5.000%, 09/30/20	516,792
350,000	Axis Specialty Finance, PLC^ 4.000%, 12/06/27	333,720
450,000	Bank of America Corp.‡ 3.366%, 01/23/26 3 mo. USD LIBOR + 0.81%	435,019
500,000	Bank of Montreal 1.900%, 08/27/21	479,262
500,000	Bank of Nova Scotia^ 2.450%, 09/19/22	480,992
350,000	Capital One Financial Corp. 3.200%, 01/30/23	340,037
300,000	CBOE Global Markets, Inc. 1.950%, 06/28/19	297,437
350,000	Charles Schwab Corp.‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	339,384
250,000	CIT Group, Inc.^ 4.125%, 03/09/21	250,538
250,000	Citigroup, Inc.‡ 3.520%, 10/27/28 3 mo. USD LIBOR + 1.15%	235,455
300,000	Dell International, LLC / EMC Corp.*^ 6.020%, 06/15/26	317,467
350,000	Discover Bank 3.450%, 07/27/26	326,809

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

250,000	EPR Properties 4.950%, 04/15/28	$245,440
250,000	Franklin Resources, Inc.^ 2.850%, 03/30/25	237,535
400,000	Goldman Sachs Group, Inc.‡ 3.814%, 04/23/29 3 mo. USD LIBOR + 1.16%	383,598
250,000	ILFC E-Capital Trust II*‡ 4.820%, 12/21/65 3 mo. USD LIBOR + 1.80%	229,770
150,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	138,950
500,000	JPMorgan Chase & Company‡ 3.220%, 03/01/25 3 mo. USD LIBOR + 1.16%	484,180
350,000	Macquarie Group, Ltd.*‡ 4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	347,923
250,000	Markel Corp. 3.500%, 11/01/27	233,594
400,000	MetLife, Inc. 6.400%, 12/15/36	425,906
500,000	Morgan Stanley 2.500%, 04/21/21	488,485
300,000	Oil Insurance, Ltd.*‡ 5.319%, 08/31/18 3 mo. USD LIBOR + 2.98%	284,912
250,000	PNC Bank NA^ 3.500%, 06/08/23	250,268
850,000	Private Export Funding Corp.* 2.650%, 02/16/21	844,262
250,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	235,064
250,000	Toronto-Dominion Bank 2.125%, 04/07/21	242,808
200,000	Travelers Companies, Inc.^ 4.050%, 03/07/48	195,679
250,000	US Bancorp 3.600%, 09/11/24	247,856
350,000	USAA Capital Corp.* 2.000%, 06/01/21	337,662
250,000	Ventas Realty, LP 4.000%, 03/01/28	241,704
250,000	Wells Fargo & Company^ 4.400%, 06/14/46	239,596

		11,048,596

	Health Care (4.4%)
500,000	AbbVie, Inc. 2.850%, 05/14/23	482,177
200,000	Aetna, Inc. 2.750%, 11/15/22	192,355
150,000	CVS Health Corp.^ 4.780%, 03/25/38	151,220
150,000	DaVita, Inc.^ 5.125%, 07/15/24	146,047
400,000	HCA, Inc. 4.500%, 02/15/27	389,334
200,000	Humana, Inc. 3.850%, 10/01/24	199,184
250,000	Johnson & Johnson 3.400%, 01/15/38	237,762
100,000	Magellan Health, Inc. 4.400%, 09/22/24	97,689

PRINCIPAL AMOUNT		VALUE

400,000	Teva Pharmaceutical Finance IV, BV 3.650%, 11/10/21	$386,244
200,000	Thermo Fisher Scientific, Inc. 3.150%, 01/15/23	195,429
250,000	UnitedHealth Group, Inc. 2.875%, 03/15/22	246,640

		2,724,081

	Industrials (3.6%)
205,000	Aircastle, Ltd.^ 5.000%, 04/01/23	209,199
400,000	Delta Air Lines, Inc. 3.625%, 03/15/22	397,382
250,000	General Dynamics Corp. 3.375%, 05/15/23	250,642
95,253	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 01/15/22	96,416
200,000	IHO Verwaltungs GmbH* 4.125%, 09/15/21 4.875% PIK rate	198,295
200,000	Rockwell Collins, Inc. 2.800%, 03/15/22	194,746
250,000	Southwest Airlines Company 2.750%, 11/06/19	249,084
200,000	United Airlines 2018-1 Class B Pass Through Trust^ 4.600%, 03/01/26	199,722
175,000	United Parcel Service, Inc.^ 2.500%, 04/01/23	169,118
250,000	Verisk Analytics, Inc. 4.125%, 09/12/22	253,354

		2,217,958

	Information Technology (5.2%)
200,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	204,301
250,000	Amphenol Corp. 4.000%, 02/01/22	254,308
500,000	Apple, Inc. 4.375%, 05/13/45	525,395
200,000	CDK Global, Inc.^ 4.875%, 06/01/27	196,370
300,000	Electronic Arts, Inc. 4.800%, 03/01/26	317,111
500,000	Fiserv, Inc. 3.500%, 10/01/22	498,032
250,000	Hewlett Packard Enterprise Company^ 4.900%, 10/15/25	255,894
500,000	Microsoft Corp. 4.100%, 02/06/37	522,522
185,000	Nuance Communications, Inc. 6.000%, 07/01/24	188,875
250,000	NXP BV / NXP Funding LLC* 4.125%, 06/01/21	251,026

		3,213,834

	Materials (1.6%)
200,000	Alcoa Nederland Holding, BV* 6.750%, 09/30/24	212,966
175,000	ArcelorMittal, SA^ 7.000%, 10/15/39	198,825

See accompanying Notes to Schedule of Investments

Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

250,000	Georgia-Pacific, LLC*^ 3.600%, 03/01/25	$248,427
140,000	Kinross Gold Corp. 4.500%, 07/15/27	129,474
200,000	Steel Dynamics, Inc.^ 5.000%, 12/15/26	200,338

		990,030

	Real Estate (4.7%)
250,000	Alexandria Real Estate Equities, Inc. 4.000%, 01/15/24	251,053
500,000	American Tower Corp. 5.900%, 11/01/21	532,615
400,000	Federal Realty Investment Trust^ 3.250%, 07/15/27	376,134
250,000	HCP, Inc. 4.200%, 03/01/24	248,920
300,000	Hospitality Properties Trust 3.950%, 01/15/28	273,279
300,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	290,833
450,000	SL Green Operating Partnership, LP 3.250%, 10/15/22	436,304
100,000	Starwood Property Trust, Inc.*^ 4.750%, 03/15/25	98,871
400,000	Tanger Properties, LP 3.875%, 07/15/27	376,072

		2,884,081

	Telecommunication Services (2.2%)
250,000	British Telecommunications, PLC 2.350%, 02/14/19	249,349
110,000	Crown Castle Towers, LLC* 3.720%, 07/15/23	110,186
150,000	Embarq Corp. 7.995%, 06/01/36	141,481
110,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	105,420
150,000	Sprint Corp.^ 7.125%, 06/15/24	154,261
200,000	Sprint Spectrum Company, LLC / Sprint Spectrum Company II, LLC / Sprint Spectrum Company III, LLC* 4.738%, 03/20/25	198,954
125,000	United States Cellular Corp.^ 6.700%, 12/15/33	128,954
250,000	Verizon Communications, Inc. 3.500%, 11/01/24	245,600

		1,334,205

	Utilities (5.1%)
250,000	AES Corp. 4.000%, 03/15/21	250,545
500,000	Alabama Power Company 2.450%, 03/30/22	484,860
150,000	Berkshire Hathaway Energy Company^ 3.800%, 07/15/48	137,360
	Duke Energy Carolinas, LLC^
200,000	3.050%, 03/15/23	197,837
150,000	3.700%, 12/01/47	140,187

PRINCIPAL AMOUNT		VALUE

500,000	Exelon Corp. 2.450%, 04/15/21	$486,432
250,000	NextEra Energy Capital Holdings, Inc. 2.700%, 09/15/19	248,751
100,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	100,126
150,000	Northern States Power Co. 3.750%, 12/01/47	139,174
143,000	NRG Energy, Inc.*^ 5.750%, 01/15/28	142,008
150,000	PECO Energy Company 3.900%, 03/01/48	146,054
175,000	PPL Capital Funding, Inc.^‡ 4.999%, 03/30/67 3 mo. USD LIBOR + 2.67%	173,135
150,000	Public Service Electric & Gas Company 3.600%, 12/01/47	139,717
350,000	Southern California Edison Company 3.400%, 06/01/23	348,407

		3,134,593

	TOTAL CORPORATE BONDS (Cost $36,977,451)	36,329,596

BANK LOANS (3.2%)‡
	Financials (0.4%)
222,727	GLP Financing, LLC 3.579%, 04/28/21 1 mo. LIBOR + 1.50%	221,057

	Health Care (0.9%)
298,489	Mallinckrodt International Finance, SA 5.203%, 09/24/24 1 mo. LIBOR + 2.75%	294,338
274,936	Amneal Pharmaceuticals, LLC 5.625%, 05/04/25 1 mo. LIBOR + 3.50%	277,344

		571,682

	Industrials (0.9%)
274,313	Scientific Games International, Inc. 4.903%, 08/14/24 1 mo. LIBOR + 2.75%	274,827
298,500	TransDigm, Inc. 4.577%, 08/22/24 1 mo. LIBOR + 2.50%	298,992

		573,819

	Information Technology (0.4%)
275,000	First Data Corp. 4.069%, 04/26/24 1 mo. LIBOR + 2.00%	275,237

	Telecommunication Services (0.6%)
349,125	CSC Holdings, LLC 4.572%, 01/25/26 1 mo. LIBOR + 2.50%	349,343

	TOTAL BANK LOANS (Cost $1,998,241)	1,991,138

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (24.9%)
574,208	Federal Home Loan Mortgage Corp. 3.500%, 11/01/47	$569,218
	Federal National Mortgage Association
1,100,716	3.000%, 07/01/46	1,062,291
933,968	3.500%, 08/01/47	926,073
687,615	4.000%, 04/01/48	698,829
586,086	4.500%, 04/01/48	608,362
505,626	4.000%, 03/01/47	514,104
473,483	3.000%, 02/01/33	469,482
837,122	Freddie Mac Multifamily Structured Class A1 Pass Through Certificates 2.892%, 06/25/27	818,497
460,000	Freddie Mac Multifamily Structured Class A2 Pass Through Certificates 3.350%, 01/25/28	454,213
	Government National Mortgage Association II Pool
861,380	3.500%, 10/20/47	862,509
575,064	3.000%, 10/20/47	560,999
	United States Treasury Bond
1,850,000	2.750%, 08/15/47	1,732,470
1,000,000	3.500%, 02/15/39	1,071,831
750,000	2.875%, 11/15/46^	720,592
600,000	3.000%, 05/15/47	590,569
	United States Treasury Inflation Indexed Note
1,274,775	0.500%, 01/15/28	1,232,093
530,385	0.375%, 07/15/25	516,153
	United States Treasury Note
1,000,000	2.125%, 11/30/23	963,453
500,000	2.125%, 03/31/24^	480,266
250,000	2.875%, 05/31/25	249,267
250,000	1.875%, 03/31/22	241,939

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $15,772,842)	15,343,210

ASSET BACKED SECURITIES (10.6%)
680,000	Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/23	672,064
500,000	American Express Credit Account Master Trust Series 2017-6, Class A 2.040%, 05/15/23	489,719
500,000	BMW Floorplan Master Owner Trust Series 2018-1, Class A1* 3.150%, 05/15/23	499,144
534,000	Dell Equipment Finance Trust Series 2017-2, Class A3* 2.190%, 10/24/22	528,260
235,000	Dell Equipment Finance Trust Series 2017-2, Class B* 2.470%, 10/24/22	230,827

PRINCIPAL AMOUNT		VALUE

200,000	Enterprise Fleet Financing, LLC Series 2018-1, Class A2* 2.870%, 10/20/23	$199,291
500,000	Ford Credit Floorplan Master Owner Trust A Series 2018-1, Class A1 2.950%, 05/15/23	497,256
500,000	Golden Credit Card Trust Series 2018-1A, Class A* 2.620%, 01/15/23	492,800
350,000	Hertz Fleet Lease Funding, LP Series 2018-B, Class A2* 3.230%, 05/10/32	350,151
500,000	Hyundai Auto Lease Securitization Trust Series 2018-B, Class A3* 3.040%, 10/15/21	499,152
300,000	OSCAR US Funding Trust IX, LLC Series 2018-2A, Class A3* 3.390%, 09/12/22	299,610
400,000	SoFi Professional Loan Program LLC Series 2016-C, Class A2B* 2.360%, 12/27/32	391,429
500,000	SoFi Professional Loan Program LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	487,213
400,000	Verizon Owner Trust Series 2018- 1A, Class A1A* 2.820%, 09/20/22	397,444
492,000	World Financial Network Credit Card Master Trust Series 2017-A, Class A 2.120%, 03/15/24	483,328

	TOTAL ASSET BACKED SECURITIES (Cost $6,580,534)	6,517,688

RESIDENTIAL MORTGAGE BACKED SECURITY (1.2%)
741,865	SBA Small Business Investment Companies Series 2017-10B, Class 1 2.518%, 09/10/27 (Cost $741,865)	718,487

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.4%)
125,059	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	125,109
125,097	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	125,097

	TOTAL SHORT TERM INVESTMENTS (Cost $250,206)	250,206

See accompanying Notes to Schedule of Investments

Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (11.5%)
4,287,602	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	$4,287,602
2,781,476	State Street Navigator Securities Lending Government Money Market Portfolio†	2,781,476

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $7,069,078)	7,069,078

TOTAL INVESTMENTS (110.9%) (Cost $69,390,217)		68,219,403
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-11.5%)		(7,069,078)

OTHER ASSETS, LESS LIABILITIES (0.6%)		379,510

NET ASSETS (100.0%)		$61,529,835

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A
transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities
may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must
generally be effected through a sale that is registered under the Act or otherwise exempted from such registration
requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at
July 31, 2018.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from
securities on loan as of July 31, 2018.

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (84.4%)
	Consumer Discretionary (11.4%)
70,000	American Greetings Corp.* 7.875%, 02/15/25	$62,147
140,000	AV Homes, Inc. 6.625%, 05/15/22	144,386
195,000	Beverages & More, Inc.* 11.500%, 06/15/22	156,079
140,000	Boyd Gaming Corp.* 6.000%, 08/15/26	141,084
155,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	149,437
	CCO Holdings, LLC / CCO Holdings Capital Corp.
365,000	5.125%, 05/01/27*	349,008
110,000	5.750%, 09/01/23^	111,960
80,000	5.000%, 02/01/28*	75,238
	Century Communities, Inc.
259,000	6.875%, 05/15/22	265,063
85,000	5.875%, 07/15/25	80,392
263,000	Dana, Inc. 5.500%, 12/15/24	258,943
	DISH DBS Corp.^
200,000	5.875%, 11/15/24	167,169
150,000	7.750%, 07/01/26	131,285
270,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	273,845
375,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	364,181
70,000	GameStop Corp.*^ 6.750%, 03/15/21	71,416
	GLP Capital, LP / GLP Financing II, Inc.
145,000	5.250%, 06/01/25	148,038
55,000	5.750%, 06/01/28	56,057
110,000	goeasy, Ltd.* 7.875%, 11/01/22	115,700
135,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	132,399
450,000	L Brands, Inc. 6.875%, 11/01/35	388,237
170,000	M/I Homes, Inc. 5.625%, 08/01/25	160,503
305,000	Mattel, Inc.*^ 6.750%, 12/31/25	296,570
200,000	Mclaren Finance, PLC* 5.750%, 08/01/22	199,108
155,000	Meritage Homes Corp. 6.000%, 06/01/25	156,503
285,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	280,215
	PetSmart, Inc.*^
175,000	5.875%, 06/01/25	138,863
35,000	8.875%, 06/01/25	24,098
	Rite Aid Corp.
325,000	7.700%, 02/15/27	284,973
85,000	6.125%, 04/01/23*^	85,754
320,000	Salem Media Group, Inc.* 6.750%, 06/01/24	290,632
170,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	159,087

PRINCIPAL AMOUNT		VALUE

150,000	Sotheby’s* 4.875%, 12/15/25	$143,986
120,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	115,586

		5,977,942

	Consumer Staples (4.2%)
55,000	Albertsons Companies, Inc.*^‡ 6.085%, 01/15/24 3 mo. USD LIBOR + 3.75%	55,720
150,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	135,140
315,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	223,786
	JBS USA LUX, SA / JBS USA Finance, Inc.*
765,000	7.250%, 06/01/21	773,488
205,000	6.750%, 02/15/28	195,297
	New Albertson’s, Inc.
145,000	7.450%, 08/01/29^	120,848
70,000	8.000%, 05/01/31^	59,803
40,000	7.750%, 06/15/26	34,915
	Pilgrim’s Pride Corp.*^
220,000	5.875%, 09/30/27	206,848
60,000	5.750%, 03/15/25	57,601
	Post Holdings, Inc.*
170,000	5.750%, 03/01/27	165,995
30,000	5.625%, 01/15/28^	28,658
	Simmons Foods, Inc.*
84,000	7.750%, 01/15/24	86,967
65,000	5.750%, 11/01/24	53,856

		2,198,922

	Energy (13.2%)
45,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	46,902
82,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	82,893
145,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	133,675
275,000	Calfrac Holdings, LP* 8.500%, 06/15/26	265,858
205,000	California Resources Corp.*^ 8.000%, 12/15/22	184,505
375,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	382,676
145,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	145,775
150,000	Chesapeake Energy Corp.^ 8.000%, 01/15/25	153,909
30,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	33,253
365,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	335,408
75,000	DCP Midstream, LP^‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	74,514
	Denbury Resources, Inc.^
120,000	5.500%, 05/01/22	109,024
80,000	9.250%, 03/31/22*	84,926

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

75,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	$77,968
260,000	Energy Transfer Equity, LP^ 5.500%, 06/01/27	266,835
555,000	Energy Transfer Partners, LP‡ 5.361%, 11/01/66 3 mo. USD LIBOR + 3.02%	481,152
	Enterprise Products Operating, LLC‡
225,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	215,288
55,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	51,655
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
105,000	7.750%, 05/15/26	107,375
100,000	9.375%, 05/01/24^	82,507
	Genesis Energy, LP / Genesis Energy Finance Corp.
150,000	6.500%, 10/01/25	145,546
150,000	6.250%, 05/15/26^	141,656
	Gulfport Energy Corp.^
130,000	6.375%, 05/15/25	126,948
100,000	6.000%, 10/15/24	97,454
110,000	Halcon Resources Corp. 6.750%, 02/15/25	102,554
183,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	196,955
135,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	135,991
110,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	114,265
50,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	49,129
15,000	Nabors Industries, Inc.*^ 5.750%, 02/01/25	14,207
95,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	95,504
150,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	151,950
150,000	PDC Energy, Inc. 5.750%, 05/15/26	148,601
125,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/20	126,336
150,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	146,994
55,000	QEP Resources, Inc.^ 5.625%, 03/01/26	53,055
205,000	SESI, LLC^ 7.750%, 09/15/24	212,079
60,000	SM Energy Company^ 6.750%, 09/15/26	61,336
135,000	Southwestern Energy Company^ 7.500%, 04/01/26	140,286
100,000	Sunoco, LP / Sunoco Finance Corp.* 5.500%, 02/15/26	95,689

PRINCIPAL AMOUNT		VALUE

30,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.* 5.875%, 04/15/26	$30,695
30,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	29,747
27,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	27,507
145,000	Transocean, Inc.*^ 7.500%, 01/15/26	148,654
150,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	139,053
192,098	W&T Offshore, Inc.* 9.000%, 05/15/20 10.750% PIK rate	195,807
285,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	283,951
150,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	155,405
	WildHorse Resource Development Corp.
185,000	6.875%, 02/01/25	187,561
55,000	6.875%, 02/01/25*	55,813

		6,926,826

	Financials (12.3%)
295,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	267,884
510,000	Ally Financial, Inc. 8.000%, 11/01/31	617,240
145,000	Amwins Group, Inc.*^ 7.750%, 07/01/26	151,907
275,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	281,610
315,000	AssuredPartners, Inc.* 7.000%, 08/15/25	305,210
150,000	Bank of America Corp.‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	148,723
145,000	Bank of Nova Scotia‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	132,476
285,000	Charles Schwab Corp.‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	276,356
260,000	Dell International, LLC / EMC Corp.*^ 6.020%, 06/15/26	275,138
150,000	Discover Financial Services^‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	147,208
60,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	58,239
135,000	HUB International, Ltd.* 7.000%, 05/01/26	135,638
160,000	ILFC E-Capital Trust II*‡ 4.820%, 12/21/65 3 mo. USD LIBOR + 1.80%	147,053
305,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	282,531
625,000	Jefferies Finance, LLC* 7.250%, 08/15/24	613,572

See accompanying Notes to Schedule of Investments

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

140,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*^ 5.250%, 10/01/25	$131,382
150,000	Level 3 Financing, Inc. 5.375%, 05/01/25	146,438
175,000	LPL Holdings, Inc.* 5.750%, 09/15/25	170,387
	MetLife, Inc.
260,000	6.400%, 12/15/36	276,839
15,000	5.875%, 03/15/28^‡ 3 mo. USD LIBOR + 2.96%	15,395
285,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	285,844
	Navient Corp.
225,000	6.750%, 06/25/25^	223,885
89,000	6.500%, 06/15/22	90,894
400,000	Oil Insurance, Ltd.*‡ 5.319%, 08/31/18 3 mo. USD LIBOR + 2.98%	379,882
270,000	Quicken Loans, Inc.* 5.750%, 05/01/25	269,266
	Springleaf Finance Corp.^
185,000	6.875%, 03/15/25	187,881
120,000	8.250%, 10/01/23	133,041
310,000	Tronox Finance, PLC* 5.750%, 10/01/25	299,303

		6,451,222

	Health Care (10.8%)
180,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	184,642
	Bausch Health Cos., Inc.*
300,000	9.000%, 12/15/25^	318,365
275,000	8.500%, 01/31/27	283,096
135,000	9.250%, 04/01/26^	143,755
135,000	7.500%, 07/15/21^	137,816
	Community Health Systems, Inc.
388,000	8.125%, 06/30/24*^	319,640
40,000	6.875%, 02/01/22	19,654
500,000	DaVita, Inc.^ 5.125%, 07/15/24	486,822
525,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.* 6.000%, 07/15/23	447,166
	HCA, Inc.
785,000	5.375%, 02/01/25^	796,186
130,000	7.500%, 11/06/33	139,233
200,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.* 8.750%, 11/01/24	213,498
150,000	Magellan Health, Inc. 4.400%, 09/22/24	146,533
175,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	151,037
60,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	52,550
	Tenet Healthcare Corp.
435,000	6.750%, 06/15/23^	442,156
300,000	5.125%, 05/01/25	291,561
285,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	262,861

PRINCIPAL AMOUNT		VALUE

449,000	Teva Pharmaceutical Finance IV, BV 3.650%, 11/10/21	$433,559
65,000	Teva Pharmaceutical Finance IV, LLC^ 2.250%, 03/18/20	63,289
200,000	Teva Pharmaceutical Finance Netherlands III, BV 6.000%, 04/15/24	207,592
125,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	122,417

		5,663,428

	Industrials (10.7%)
200,000	ACCO Brands Corp.* 5.250%, 12/15/24	198,561
175,000	Allison Transmission, Inc.* 4.750%, 10/01/27	163,156
85,000	Apergy Corp.* 6.375%, 05/01/26	86,829
200,000	ARD Securities Finance Sarl*^ 8.750%, 01/31/23 8.750% PIK rate	200,523
150,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	140,149
145,000	Bombardier, Inc.* 7.500%, 12/01/24	154,409
	Covanta Holding Corp.
160,000	5.875%, 03/01/24	160,376
45,000	5.875%, 07/01/25	44,181
155,000	Delphi Technologies, PLC* 5.000%, 10/01/25	146,965
85,000	Energizer Gamma Acquisition, Inc.* 6.375%, 07/15/26	87,454
200,000	Fly Leasing, Ltd. 5.250%, 10/15/24	189,056
30,000	FXI Holdings, Inc.* 7.875%, 11/01/24	29,438
557,000	Garda World Security Corp.* 7.250%, 11/15/21	555,212
265,000	Golden Nugget, Inc.* 6.750%, 10/15/24	264,691
190,000	Gray Television, Inc.*^ 5.875%, 07/15/26	186,020
155,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	160,137
255,000	H&E Equipment Services, Inc. 5.625%, 09/01/25	253,100
	Hertz Corp.^
140,000	7.375%, 01/15/21	138,722
40,000	7.625%, 06/01/22*	39,252
	Icahn Enterprises, LP^
182,000	6.750%, 02/01/24	186,067
160,000	6.375%, 12/15/25	161,250
200,000	James Hardie International Finance, Ltd.*^ 4.750%, 01/15/25	196,265
150,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	142,891
80,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	81,600
205,000	Meritor, Inc. 6.250%, 02/15/24	205,888
145,000	Multi-Color Corp.*^ 4.875%, 11/01/25	134,987

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

210,000	Navistar International Corp.*^ 6.625%, 11/01/25	$219,675
	Park Aerospace Holdings, Ltd.*^
150,000	5.500%, 02/15/24	148,547
90,000	4.500%, 03/15/23	86,418
315,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	320,220
140,000	Scientific Games International, Inc.* 5.000%, 10/15/25	134,923
105,000	Tennant Company 5.625%, 05/01/25	105,076
25,000	Titan Acquisition, Ltd. / Titan Co- Borrower, LLC*^ 7.750%, 04/15/26	22,452
230,000	United Rentals North America, Inc.^ 4.875%, 01/15/28	215,083
75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	71,719

		5,631,292

	Information Technology (3.4%)
210,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	214,516
	Cardtronics, Inc.
115,000	5.500%, 05/01/25*	103,026
67,000	5.125%, 08/01/22	64,188
205,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	193,575
160,000	CDK Global, Inc. 4.875%, 06/01/27	157,096
280,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	280,925
130,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	133,452
145,000	Harland Clarke Holdings Corp.*^ 8.375%, 08/15/22	138,862
200,000	Nuance Communications, Inc. 5.625%, 12/15/26	199,073
150,000	TTM Technologies, Inc.* 5.625%, 10/01/25	148,923
155,000	VFH Parent, LLC* 6.750%, 06/15/22	159,757

		1,793,393

	Materials (5.9%)
308,000	AK Steel Corp.^ 6.375%, 10/15/25	284,700
200,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	216,500
565,000	ArcelorMittal, SA^ 7.000%, 10/15/39	641,919
335,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	327,471
55,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	55,131
52,000	Cleveland-Cliffs, Inc. 5.900%, 03/15/20	52,873
25,000	Commercial Metals Company* 5.750%, 04/15/26	24,328
200,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	200,045

PRINCIPAL AMOUNT		VALUE

200,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	$198,264
85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	84,826
110,000	Kinross Gold Corp. 4.500%, 07/15/27	101,730
140,000	New Gold, Inc.*^ 6.375%, 05/15/25	128,616
400,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	420,492
	United States Steel Corp.
290,000	6.875%, 08/15/25	297,041
55,000	6.250%, 03/15/26^	55,109

		3,089,045

	Real Estate (1.1%)
156,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	164,787
310,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	300,528
150,000	Starwood Property Trust, Inc.*^ 4.750%, 03/15/25	148,306

		613,621

	Telecommunication Services (9.7%)
200,000	Altice Financing, SA*^ 7.500%, 05/15/26	195,458
300,000	Altice France, SA* 7.375%, 05/01/26	296,962
68,000	Altice US Finance I Corp.*^ 5.500%, 05/15/26	66,843
85,000	Block Communications, Inc.* 6.875%, 02/15/25	85,089
145,000	CB Escrow Corp.*^ 8.000%, 10/15/25	132,871
155,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	145,060
335,000	CSC Holdings, LLC* 5.500%, 04/15/27	322,640
662,000	Embarq Corp. 7.995%, 06/01/36	624,405
	Frontier Communications Corp.^
355,000	11.000%, 09/15/25	288,824
265,000	7.625%, 04/15/24	180,174
60,000	8.500%, 04/01/26*	57,676
	Hughes Satellite Systems Corp.^
170,000	6.625%, 08/01/26	162,563
30,000	5.250%, 08/01/26	28,751
300,000	Inmarsat Finance, PLC*^ 4.875%, 05/15/22	297,673
	Intelsat Jackson Holdings, SA
195,000	9.750%, 07/15/25*	208,520
140,000	8.000%, 02/15/24*^	147,613
130,000	7.500%, 04/01/21	130,785
155,000	Qwest Corp. 6.875%, 09/15/33	146,958
	Sprint Corp.
595,000	7.875%, 09/15/23^	635,240
340,000	7.125%, 06/15/24	349,659
140,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	129,943

See accompanying Notes to Schedule of Investments

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

25,000	Telecom Italia Capital, SA 6.000%, 09/30/34	$24,803
231,000	United States Cellular Corp.^ 6.700%, 12/15/33	238,308
	Windstream Services, LLC / Windstream Finance Corp.
135,000	8.625%, 10/31/25*	127,048
48,000	10.500%, 06/30/24	48,195
42,000	7.750%, 10/01/21	32,340

		5,104,401

	Utilities (1.7%)
85,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	85,107
300,000	NRG Energy, Inc. 6.625%, 01/15/27	310,795
265,000	PPL Capital Funding, Inc.‡ 4.999%, 03/30/67 3 mo. USD LIBOR + 2.67%	262,175
90,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	78,067
150,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	141,485

		877,629

	TOTAL CORPORATE BONDS (Cost $45,572,733)	44,327,721

CONVERTIBLE BONDS (0.7%)
	Consumer Discretionary (0.7%)
	Liberty Interactive, LLC
255,000	3.750%, 02/15/30	173,517
253,963	4.000%, 11/15/29	174,224

	TOTAL CONVERTIBLE BONDS (Cost $360,545)	347,741

BANK LOANS (9.1%)
	Consumer Discretionary (1.1%)
70,000	American Greetings Corp. 6.589%, 04/06/24 1 mo. LIBOR + 4.50%	70,437
206,813	Cumulus Media, Inc. 6.580%, 05/15/22 1 mo. LIBOR + 4.50%	204,538
292,500	Weight Watchers International, Inc. 7.050%, 11/29/24 1 mo. LIBOR + 4.75%	296,569

		571,544

	Energy (0.2%)
119,700	McDermott Tech Americas, Inc. 7.077%, 05/10/25 1 mo. LIBOR + 5.00%	120,620

	Financials (1.2%)
54,863	AssuredPartners, Inc. 5.327%, 10/22/24 1 mo. LIBOR + 3.25%	54,993
274,313	Genworth Financial, Inc. 6.578%, 03/07/23 1 mo. LIBOR + 4.50%	280,314

PRINCIPAL AMOUNT		VALUE

89,091	GLP Financing, LLC 3.579%, 04/28/21 1 mo. LIBOR + 1.50%	$88,423
200,000	HUB International, Ltd. 5.335%, 04/25/25 2 mo. LIBOR + 3.00%	200,115

		623,845

	Health Care (3.0%)
274,936	Amneal Pharmaceuticals, LLC 5.625%, 05/04/25 1 mo. LIBOR + 3.50%	277,344
275,000	Bausch Health Cos., Inc. 5.092%, 06/01/25 1 mo. LIBOR + 3.00%	275,712
150,000	Gentiva Health Services, Inc. 9.337%, 07/02/26 3 mo. LIBOR + 7.00%	153,188
68,416	Gentiva Health Services, Inc. 6.125%, 07/02/25 1 mo. LIBOR + 3.75%	69,058
273,615	Mallinckrodt International Finance, SA 5.203%, 09/24/24 1 mo. LIBOR + 2.75%	269,810
275,000	Ortho Clinical Diagnostics, SA 5.327%, 06/30/25 1 mo. LIBOR + 3.25%	275,122
273,615	Team Health Holdings, Inc. 4.827%, 02/06/24 1 mo. LIBOR + 2.75%	266,432

		1,586,666

	Industrials (1.1%)
274,313	Scientific Games International, Inc. 4.903%, 08/14/24 1 mo. LIBOR + 2.75%	274,827
298,500	TransDigm, Inc. 4.577%, 08/22/24 1 mo. LIBOR + 2.50%	298,992

		573,819

	Information Technology (0.5%)
275,000	First Data Corp. 4.069%, 04/26/24 1 mo. LIBOR + 2.00%	275,237

	Real Estate (0.3%)
145,000	Istar, Inc. 4.842%, 06/28/23 6 mo. LIBOR + 2.75%	145,272

	Telecommunication Services (1.7%)
275,000	Cincinnati Bell, Inc. 5.327%, 10/02/24 1 mo. LIBOR + 3.25%	276,612
249,375	CSC Holdings, LLC 4.572%, 01/25/26 1 mo. LIBOR + 2.50%	249,531
150,000	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	157,359

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

193,646	New Media Holdings II, LLC! 0.000%, 06/04/20	$195,341

		878,843

	TOTAL BANK LOANS (Cost $4,738,444)	4,775,846

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.5%)
	Energy (1.5%)
	NuStar Energy, LP‡
25,350	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	565,812
8,552	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	205,590

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $862,664)	771,402

COMMON STOCKS (2.5%)
	Consumer Discretionary (0.1%)
1,130	Cumulus Media, Inc. - Class A#	18,928
1,990	GameStop Corp. - Class A^	28,676
		47,604
	Energy (2.4%)
215	Chevron Corp.	27,148
4,645	Enterprise Products Partners, LP	134,705
1,525	GasLog, Ltd.	25,696
2,915	Gulfmark Offshore, Inc.#	109,866
2,051	Gulfmark Offshore, Inc.^#	77,302
2,955	Magellan Midstream Partners, LP	212,051
9,388	Ocean Rig UDW, Inc. - Class A#	263,240
790	Schlumberger, Ltd.	53,341
6,250	Spectra Energy Partners, LP	231,062
2,200	Targa Resources Corp.	112,354
965	Williams Companies, Inc.	28,709

		1,275,474

	TOTAL COMMON STOCKS (Cost $1,756,375)	1,323,078

WARRANT (0.0%)#
	Consumer Discretionary (0.0%)
1,527	Cumulus Media, Inc. 05/31/38, Strike $0.00 (Cost $21,760)	23,287

SHORT TERM INVESTMENTS (1.2%)
315,747	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	315,873
314,375	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	314,375

	TOTAL SHORT TERM INVESTMENTS (Cost $630,248)	630,248

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (26.3%)
7,160,558	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	$7,160,558
6,642,010	State Street Navigator Securities Lending Government Money Market Portfolio†	6,642,010

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $13,802,568)	13,802,568

TOTAL INVESTMENTS (125.7%) (Cost $67,745,337)		66,001,891

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-26.3%)		(13,802,568)

OTHER ASSETS, LESS LIABILITIES (0.6%)		326,912

NET ASSETS (100.0%)		$52,526,235

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2018.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (42.3%)
		Consumer Discretionary (5.4%)
30,000,000		Booking Holdings, Inc.~ 0.350%, 06/15/20	$46,407,900
5,000,000		Chegg, Inc.*^ 0.250%, 05/15/23	5,968,625
		Ctrip.com International, Ltd.
29,827,000		1.990%, 07/01/25~^	31,768,290
10,500,000		1.000%, 07/01/20	10,439,257
10,000,000		1.250%, 10/15/18	10,746,250
610,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	6,482,645
11,000,000		Gannett Company, Inc.* 4.750%, 04/15/24	11,909,260
4,000,000		GNC Holdings, Inc. 1.500%, 08/15/20	2,529,220
5,000,000		Liberty Media Corp. / Liberty Formula One^ 1.000%, 01/30/23	5,653,375
267,000		Live Nation Entertainment, Inc. 2.500%, 05/15/19	384,229
7,500,000		Marriott Vacations Worldwide Corp.~* 1.500%, 09/15/22	7,793,813
7,500,000		RH 0.000%, 06/15/19	9,315,488
5,250,000		TAL Education Group~ 2.500%, 05/15/19	38,583,011
		Tesla, Inc.~
32,500,000		1.250%, 03/01/21	33,254,975
30,000,000		2.375%, 03/15/22^	32,662,950
17,500,000		Vipshop Holdings, Ltd.^ 1.500%, 03/15/19	17,249,837
7,500,000		Wayfair, Inc.*^ 0.375%, 09/01/22	9,176,250
13,000,000		World Wrestling Entertainment, Inc.~* 3.375%, 12/15/23	41,590,835
1,000,000,000	JPY	Yamada Denki Company, Ltd. 0.000%, 06/28/19	9,602,379

			331,518,589

		Consumer Staples (0.7%)
15,000,000		Herbalife Nutrition Ltd.^ 2.000%, 08/15/19	18,712,200
15,000,000	GBP	J Sainsbury, PLC 1.250%, 11/21/19	22,342,809

			41,055,009

		Energy (0.8%)
15,000,000		Chesapeake Energy Corp.^ 5.500%, 09/15/26	14,915,400
5,000,000		Golar LNG, Ltd.^ 2.750%, 02/15/22	5,112,200
5,000,000		Nabors Industries, Inc.^ 0.750%, 01/15/24	3,911,800
5,000,000		Oasis Petroleum, Inc.~^ 2.625%, 09/15/23	6,230,450
4,000,000		Renewable Energy Group, Inc. 4.000%, 06/15/36	6,918,600
4,000,000		SEACOR Holdings, Inc. 3.250%, 05/15/30	3,909,320

PRINCIPAL AMOUNT			VALUE

10,000,000		Whiting Petroleum Corp.~ 1.250%, 04/01/20	$9,571,150

			50,568,920

		Financials (2.2%)
5,000,000		Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/22	4,964,225
21,120,000		AXA, SA* 7.250%, 05/15/21	23,049,523
3,500,000		Cowen, Inc.~ 3.000%, 03/15/19	3,537,398
15,000,000	EUR	Credit Agricole, SA 0.000%, 10/03/19	13,351,024
10,000,000		Goldman Sachs BDC, Inc. 4.500%, 04/01/22	9,963,700
5,000,000		Heritage Insurance Holdings, Inc.* 5.875%, 08/01/37	6,411,100
5,500,000		IAC FinanceCo, Inc.* 0.875%, 10/01/22	6,204,880
20,676,000		LendingTree, Inc.~^ 0.625%, 06/01/22	26,994,482
5,000,000		PRA Group, Inc. 3.500%, 06/01/23	5,338,950
		Redwood Trust, Inc.
5,000,000		5.625%, 07/15/24	4,930,825
5,000,000		4.750%, 08/15/23	4,873,575
1,500,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/14/20	23,816,013

			133,435,695

		Health Care (7.2%)
5,000,000		Allscripts Healthcare Solutions, Inc.~ 1.250%, 07/01/20	5,123,450
10,000,000		AMAG Pharmaceuticals, Inc. 3.250%, 06/01/22	10,920,700
20,000,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	24,968,895
10,000,000	EUR	Bayer, AG 0.050%, 06/15/20	13,718,755
7,500,000		Dermira, Inc. 3.000%, 05/15/22	6,238,388
12,953,000		DexCom, Inc. 0.750%, 05/15/22	14,997,566
5,000,000		Flexion Therapeutics, Inc.^ 3.375%, 05/01/24	5,807,050
7,500,000		Horizon Pharma Investment, Ltd.^ 2.500%, 03/15/22	7,263,113
2,500,000		Immunomedics, Inc. 4.750%, 02/15/20	11,866,275
12,500,000		Innoviva, Inc.* 2.500%, 08/15/25	13,267,562
13,333,000		Insmed, Inc. 1.750%, 01/15/25	12,519,754
		Insulet Corp.
15,000,000		1.250%, 09/15/21~	22,315,125
1,280,000		1.375%, 11/15/24*	1,409,914
5,000,000		Intercept Pharmaceuticals, Inc. 3.250%, 07/01/23	4,456,625
3,000,000		Invacare Corp. 4.500%, 06/01/22	3,860,820
15,000,000		Ionis Pharmaceuticals, Inc.^ 1.000%, 11/15/21	14,902,800

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

8,000,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	$10,766,920
		Ligand Pharmaceuticals, Inc.
17,500,000		0.750%, 08/15/19~	50,809,762
5,000,000		0.750%, 05/15/23*	5,292,150
		Medicines Company
12,500,000		2.750%, 07/15/23	13,273,312
7,500,000		2.500%, 01/15/22~^	9,641,288
10,000,000		Medidata Solutions, Inc. 1.000%, 08/01/18	12,896,550
6,855,000		Molina Healthcare, Inc.~^ 1.125%, 01/15/20	17,563,333
9,000,000		Neurocrine Biosciences, Inc. 2.250%, 05/15/24	13,274,640
12,500,000		NuVasive, Inc. 2.250%, 03/15/21	14,177,375
5,000,000		Pacira Pharmaceuticals, Inc. 2.375%, 04/01/22	4,980,000
5,000,000		Quidel Corp.~ 3.250%, 12/15/20	10,956,925
5,000,000		Radius Health, Inc. 3.000%, 09/01/24	4,317,300
20,000,000		Sarepta Therapeutics, Inc.~* 1.500%, 11/15/24	35,170,300
10,000,000		Supernus Pharmaceuticals, Inc.* 0.625%, 04/01/23	11,298,000
		Teladoc, Inc.
8,050,000		1.375%, 05/15/25*	10,357,009
8,000,000		3.000%, 12/15/22	12,279,400
5,000,000		Theravance Biopharma, Inc. 3.250%, 11/01/23	5,053,350
11,461,000		Wright Medical Group, Inc.* 1.625%, 06/15/23	11,262,782
7,500,000		Wright Medical Group, NV 2.250%, 11/15/21	9,884,775

			436,891,963

		Industrials (1.6%)
17,500,000		51job, Inc.~ 3.250%, 04/15/19	37,699,113
5,000,000		Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/23	7,128,000
5,385,000		Air Transport Services Group, Inc.*^ 1.125%, 10/15/24	5,284,166
10,000,000	EUR	Airbus, SE 0.000%, 06/14/21	14,381,659
1,000,000,000	JPY	Nagoya Railroad Company, Ltd. 0.000%, 12/11/24	9,750,883
7,500,000		Navistar International Corp. 4.750%, 04/15/19	7,823,250
3,667,000		Patrick Industries, Inc.* 1.000%, 02/01/23	3,535,355
10,000,000		SunPower Corp.^ 4.000%, 01/15/23	8,042,000
3,000,000		Tesla Energy Operations, Inc.^ 1.625%, 11/01/19	2,682,795

			96,327,221

		Information Technology (21.6%)
20,000,000		Advanced Micro Devices, Inc.~ 2.125%, 09/01/26	47,664,300
30,000,000		Akamai Technologies, Inc.~ 0.000%, 02/15/19	30,096,750
12,500,000		Altaba, Inc.~ 0.000%, 12/01/18	17,013,187

PRINCIPAL AMOUNT		VALUE

7,500,000	Alteryx, Inc.* 0.500%, 06/01/23	$8,276,400
4,000,000	Apptio, Inc.* 0.875%, 04/01/23	4,262,040
15,000,000	Atlassian, Inc.* 0.625%, 05/01/23	16,552,800
5,000,000	Avaya Holdings Corp.* 2.250%, 06/15/23	4,951,200
	CalAmp Corp.
7,500,000	1.625%, 05/15/20	7,962,750
5,000,000	2.000%, 08/01/25*	4,920,525
8,800,000	Cardtronics, Inc.~ 1.000%, 12/01/20	8,272,088
18,900,000	Ciena Corp.~* 3.750%, 10/15/18	23,992,510
20,000,000	Citrix Systems, Inc.~ 0.500%, 04/15/19	30,372,600
11,000,000	CSG Systems International, Inc.^ 4.250%, 03/15/36	11,589,875
15,000,000	Cypress Semiconductor Corp.~ 4.500%, 01/15/22	21,599,850
10,500,000	Electronics For Imaging, Inc.~ 0.750%, 09/01/19	10,492,387
10,000,000	Envestnet, Inc. 1.750%, 12/15/19	10,853,450
10,500,000	Etsy, Inc.*^ 0.000%, 03/01/23	13,483,260
5,000,000	Euronet Worldwide, Inc.~ 1.500%, 10/01/44	6,481,225
17,500,000	Finisar Corp.~^ 0.500%, 12/15/33	17,349,237
	FireEye, Inc.
15,000,000	0.875%, 06/01/24*	14,244,000
5,000,000	1.625%, 06/01/35	4,567,000
5,000,000	1.000%, 06/01/35^	4,751,900
4,999,000	Guidewire Software, Inc. 1.250%, 03/15/25	4,977,079
15,000,000	HubSpot, Inc. 0.250%, 06/01/22	21,235,350
	Inphi Corp.
5,000,000	1.125%, 12/01/20^	5,361,225
3,975,000	0.750%, 09/01/21	3,726,165
10,000,000	Integrated Device Technology, Inc. 0.875%, 11/15/22	11,940,200
15,000,000	Intel Corp.~ 3.250%, 08/01/39	34,796,925
20,000,000	j2 Global, Inc.~^ 3.250%, 06/15/29	26,402,700
17,500,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	19,609,450
10,000,000	MercadoLibre, Inc.~ 2.250%, 07/01/19	27,275,650
	Microchip Technology, Inc.
20,000,000	1.625%, 02/15/25~	35,990,000
19,903,000	1.625%, 02/15/27~	23,864,891
7,500,000	2.250%, 02/15/37	9,132,825
25,000,000	Micron Technology, Inc.~ 3.125%, 05/01/32	132,595,875
10,000,000	Momo, Inc.*^ 1.250%, 07/01/25	9,414,350
9,000,000	MongoDB, Inc.* 0.750%, 06/15/24	9,219,015
10,000,000	New Relic, Inc.* 0.500%, 05/01/23	10,807,400
5,000,000	Nice Systems, Inc.^ 1.250%, 01/15/24	6,938,525

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

10,000,000	Nuance Communications, Inc.~ 1.000%, 12/15/35	$9,052,500
8,500,000	Nutanix, Inc.* 0.000%, 01/15/23	10,174,500
15,000,000	NXP Semiconductors, NV~^ 1.000%, 12/01/19	16,591,575
5,856,000	Okta, Inc.*^ 0.250%, 02/15/23	7,103,182
25,000,000	ON Semiconductor Corp.~^ 1.625%, 10/15/23	31,397,625
10,000,000	OSI Systems, Inc. 1.250%, 09/01/22	9,760,100
	Palo Alto Networks, Inc.~
30,000,000	0.750%, 07/01/23*	29,430,900
20,600,000	0.000%, 07/01/19^	36,877,811
7,500,000	Pandora Media, Inc. 1.750%, 12/01/20	7,191,338
5,000,000	Pure Storage, Inc.* 0.125%, 04/15/23	5,266,525
9,000,000	Quotient Technology, Inc.* 1.750%, 12/01/22	9,810,225
	Rambus, Inc.
10,000,000	1.125%, 08/15/18~	10,750,650
7,000,000	1.375%, 02/01/23*	6,588,820
15,000,000	RealPage, Inc. 1.500%, 11/15/22	21,213,975
10,000,000	Red Hat, Inc.~^ 0.250%, 10/01/19	19,185,700
13,000,000	RingCentral, Inc.*^ 0.000%, 03/15/23	14,178,970
7,500,000	Rovi Corp. 0.500%, 03/01/20	7,082,963
5,833,000	Sea, Ltd.* 2.250%, 07/01/23	5,818,476
30,016,000	ServiceNow, Inc.~ 0.000%, 11/01/18	71,105,653
15,000,000	Silicon Laboratories, Inc. 1.375%, 03/01/22	17,616,000
10,000,000	SINA Corp. 1.000%, 12/01/18	10,038,150
	Square, Inc.
25,000,000	0.375%, 03/01/22~	70,182,625
20,000,000	0.500%, 05/15/23*^	21,898,000
12,500,000	Synaptics, Inc.^ 0.500%, 06/15/22	12,343,000
5,000,000	Teradyne, Inc.^ 1.250%, 12/15/23	7,280,150
10,000,000	TTM Technologies, Inc.~ 1.750%, 12/15/20	18,745,850
	Twitter, Inc.
25,000,000	0.250%, 06/15/24*	22,809,750
15,000,000	1.000%, 09/15/21~	13,944,825
10,000,000	Viavi Solutions, Inc. 0.625%, 08/15/33	10,055,000
10,000,000	Vishay Intertechnology, Inc.* 2.250%, 06/15/25	10,201,000
15,000,000	Weibo Corp.* 1.250%, 11/15/22	14,693,550
7,500,000	Wix.com, Ltd.* 0.000%, 07/01/23	7,175,963
7,500,000	Workday, Inc. 1.500%, 07/15/20	11,932,125
10,000,000	Zendesk, Inc.* 0.250%, 03/15/23	10,911,350

PRINCIPAL AMOUNT			VALUE

8,500,000		Zillow Group, Inc. 2.000%, 12/01/21	$10,361,075

			1,311,806,860

		Materials (1.0%)
10,000,000		Allegheny Technologies, Inc.~^ 4.750%, 07/01/22	20,752,950
10,000,000		Arconic, Inc.^ 1.625%, 10/15/19	10,327,800
4,000,000		B2Gold Corp.~ 3.250%, 10/01/18	4,002,160
3,000,000		Pretium Resources, Inc. 2.250%, 03/15/22	2,711,340
5,000,000		TimkenSteel Corp. 6.000%, 06/01/21	6,838,025
10,000,000	GBP	Volcan Holdings, PLC 4.125%, 04/11/20	17,108,624

			61,740,899

		Real Estate (1.3%)
13,000,000		American Residential Properties OP, LP* 3.250%, 11/15/18	16,386,370
28,500,000		Extra Space Storage, LP* 3.125%, 10/01/35	31,644,832
6,000,000		Forestar Group, Inc. 3.750%, 03/01/20	6,024,060
		IH Merger Sub, LLC
7,700,000		3.500%, 01/15/22	8,533,795
6,000,000		3.000%, 07/01/19	7,570,200
5,000,000		iStar, Inc.* 3.125%, 09/15/22	4,844,475
3,000,000		Redfin Corp. 1.750%, 07/15/23	3,075,870

			78,079,602

		Telecommunication Services (0.3%)
15,000,000		Twilio, Inc.*^ 0.250%, 06/01/23	15,820,950

		Utilities (0.2%)
		Chugoku Electric Power Company, Inc.
500,000,000	JPY	0.000%, 01/24/20	4,834,615
500,000,000	JPY	0.000%, 01/25/22	4,925,904

			9,760,519

		TOTAL CONVERTIBLE BONDS (Cost $2,221,107,590)	2,567,006,227

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (5.3%)
		Financials (0.8%)
200,000		2017 Mandatory Exchangeable Trust* 5.188%, 12/01/20	25,175,000
122,820		Assurant, Inc.^ 6.500%, 03/15/21	14,369,940
50,000		Virtus Investment Partners, Inc. 7.250%, 02/01/20	5,556,000

			45,100,940

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Health Care (0.6%)
314,735	Becton Dickinson and Company~ 6.125%, 05/01/20	$19,976,230
35,000	Teva Pharmaceutical Industries, Ltd.~ 7.000%, 12/15/18	15,528,800

		35,505,030

	Industrials (0.5%)
10,500	Fortive Corp. 5.000%, 07/01/21	11,077,500
300,000	Rexnord Corp. 5.750%, 11/15/19	19,161,000

		30,238,500

	Information Technology (0.3%)
65,000	Belden, Inc.~ 6.750%, 07/15/19	5,718,700
100,000	MTS Systems Corp. 8.750%, 07/01/19	11,789,900

		17,508,600

	Real Estate (0.2%)
12,856	Crown Castle International Corp. 6.875%, 08/01/20	13,717,609

	Telecommunication Services (1.7%)
500,000	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	105,231,000

	Utilities (1.2%)
60,597	Dominion Energy, Inc. 6.750%, 08/15/19	2,920,170
130,000	DTE Energy Company^ 6.500%, 10/01/19	6,834,230
100,000	NextEra Energy, Inc.~ 6.371%, 09/01/18	7,450,000
	Sempra Energy
135,000	6.750%, 07/15/21	13,848,300
147,059	6.000%, 01/15/21	15,045,606
88,235	South Jersey Industries, Inc.^ 7.250%, 04/15/21	4,837,925
250,000	Vistra Energy Corp.^ 7.000%, 07/01/19	23,025,000

		73,961,231

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $255,706,808)	321,262,910

COMMON STOCKS (52.2%)
	Consumer Discretionary (7.2%)
52,937	Amazon.com, Inc.~#	94,092,341
81,278	Aptiv, PLC	7,970,934
6,425	Booking Holdings, Inc.~#	13,034,526
88,494	CarMax, Inc.~^#	6,608,732
77,501	Carnival Corp.~	4,591,159
18,445	Charter Communications, Inc. - Class A#	5,617,978
649,020	Comcast Corp. - Class A~	23,221,936
147,452	D.R. Horton, Inc.~	6,443,653
48,179	Darden Restaurants, Inc.~	5,152,262
41,458	Dollar General Corp.~	4,069,103

NUMBER OF SHARES		VALUE

54,657	Expedia Group, Inc.	$7,315,293
485,285	Ford Motor Company~	4,872,261
66,554	Garmin, Ltd.^	4,156,297
116,022	General Motors Co.	4,398,394
300,134	Home Depot, Inc.~	59,282,468
130,541	Johnson Controls International, PLC	4,896,593
112,290	LKQ Corp.#	3,763,961
188,516	Lowe’s Companies, Inc.~	18,727,180
134,069	McDonald’s Corp.~	21,121,230
217,237	MGM Resorts International	6,814,725
45,842	Mohawk Industries, Inc.~#	8,634,799
57,171	Netflix, Inc.#	19,292,354
185,897	Nike, Inc. - Class B~	14,297,338
27,815	O’Reilly Automotive, Inc.#	8,511,390
32,770	PVH Corp.~	5,030,850
31,497	Ross Stores, Inc.~	2,753,783
36,082	Royal Caribbean Cruises, Ltd.	4,068,606
153,165	Starbucks Corp.~	8,024,314
104,893	Tapestry, Inc.~	4,942,558
78,079	Target Corp.~	6,299,414
132,559	TJX Companies, Inc.~	12,892,688
257,376	Twenty-First Century Fox, Inc. - Class A~	11,581,920
224,309	Walt Disney Company~^	25,472,530

		437,953,570

	Consumer Staples (3.6%)
278,729	Altria Group, Inc.~	16,355,818
78,686	Archer-Daniels-Midland Company~	3,797,386
86,370	Church & Dwight Company, Inc.^	4,828,083
505,819	Coca-Cola Company	23,586,340
107,428	Colgate-Palmolive Company~	7,198,750
23,260	Constellation Brands, Inc. - Class A	4,889,950
55,873	Costco Wholesale Corp.~	12,219,984
83,428	General Mills, Inc.	3,842,694
45,199	Kellogg Company~	3,210,485
44,776	Kimberly-Clark Corp.	5,098,195
81,148	Kraft Heinz Company^	4,889,167
291,852	Kroger Company	8,463,708
313,921	Mondelez International, Inc. - Class A	13,617,893
76,078	Monster Beverage Corp.#	4,566,202
233,581	PepsiCo, Inc.~	26,861,815
279,118	Philip Morris International, Inc.~	24,087,883
332,135	Procter & Gamble Company	26,863,079
109,231	Walgreens Boots Alliance, Inc.	7,386,200
191,240	Walmart, Inc.~	17,064,345

		218,827,977

	Energy (3.2%)
66,476	Anadarko Petroleum Corp.~	4,862,719
252,372	Chevron Corp.~	31,867,012
29,441	Cimarex Energy Company	2,902,883
56,287	Concho Resources, Inc.~#	8,209,459
140,037	ConocoPhillips~	10,106,470
72,076	Devon Energy Corp.	3,244,141
52,678	EOG Resources, Inc.~	6,792,301
558,248	Exxon Mobil Corp.~	45,502,795
276,207	Halliburton Company	11,716,701
285,090	Kinder Morgan, Inc.	5,068,900
69,399	Marathon Petroleum Corp.	5,609,521
75,024	Noble Energy, Inc.	2,707,616
104,352	Occidental Petroleum Corp.	8,758,263

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

44,458	Phillips 66~	$5,483,450
62,817	Pioneer Natural Resources Company	11,889,374
249,982	Schlumberger, Ltd.	16,878,785
63,678	Valero Energy Corp.~	7,536,291
114,310	Williams Companies, Inc.	3,400,723

		192,537,404

	Financials (7.1%)
35,538	Affiliated Managers Group, Inc.	5,686,435
95,569	Aflac, Inc.~	4,447,781
74,559	Allstate Corp.~	7,092,052
104,646	American Express Company~	10,414,370
261,807	American International Group, Inc.~	14,454,365
93,654	Arthur J. Gallagher & Company	6,682,213
56,038	Assurant, Inc.	6,180,991
1,420,607	Bank of America Corp.~	43,868,344
155,101	Bank of New York Mellon Corp.	8,293,251
118,300	BB&T Corp.~	6,010,823
253,562	Berkshire Hathaway, Inc. - Class B~#	50,172,313
14,436	BlackRock, Inc.~	7,257,843
193,181	Capital One Financial Corp.~	18,220,832
127,179	Charles Schwab Corp.~	6,493,760
52,995	Chubb Corp.~	7,404,461
338,599	Citigroup, Inc.~	24,341,882
65,906	Discover Financial Services	4,706,348
154,414	E*TRADE Financial Corp.#	9,235,501
10,021	Equinix, Inc.	4,402,025
170,327	Fifth Third Bancorp~	5,039,976
75,682	Goldman Sachs Group, Inc.~	17,969,177
58,154	Hartford Financial Services Group, Inc.~	3,064,716
495,099	JPMorgan Chase & Company~	56,911,630
135,538	MetLife, Inc.~	6,199,508
86,733	Morgan Stanley~	4,385,221
61,130	PNC Financial Services Group, Inc.~	8,853,458
35,102	Prudential Financial, Inc.~	3,542,143
313,897	Regions Financial Corp.~	5,841,623
56,226	S&P Global, Inc.	11,269,939
56,179	State Street Corp.~	4,961,168
77,535	SunTrust Banks, Inc.~	5,587,947
121,583	Synchrony Financial	3,518,612
35,897	Travelers Companies, Inc.~	4,671,636
656,577	Wells Fargo & Company~	37,615,296
164,276	Zions Bancorporation	8,493,069

		433,290,709

	Health Care (7.7%)
229,320	Abbott Laboratories~	15,029,633
210,018	AbbVie, Inc.~	19,369,960
48,081	Aetna, Inc.~	9,057,980
164,040	Agilent Technologies, Inc.	10,833,202
98,452	Alexion Pharmaceuticals, Inc.~#	13,090,178
47,838	Allergan, PLC	8,806,497
49,341	Amgen, Inc.~	9,697,973
13,652	Anthem, Inc.~	3,453,956
169,417	Baxter International, Inc.	12,274,262
32,370	Biogen, Inc.~#	10,823,557
186,217	Bristol-Myers Squibb Company~	10,940,249
42,992	Cardinal Health, Inc.	2,147,450
158,498	Celgene Corp.#	14,279,085
67,801	Cerner Corp.~#	4,209,086
22,527	Cigna Corp.	4,041,794

NUMBER OF SHARES		VALUE

155,883	CVS Health Corp.~	$10,110,571
83,426	Danaher Corp.	8,557,839
46,981	DaVita, Inc.~#	3,301,825
60,318	Edwards Lifesciences Corp.~#	8,592,299
115,102	Eli Lilly and Company~	11,373,229
98,331	Express Scripts Holding Company~#	7,813,381
180,456	Gilead Sciences, Inc.	14,044,890
44,401	Humana, Inc.	13,949,906
20,348	IDEXX Laboratories, Inc.#	4,983,836
20,873	Illumina, Inc.#	6,770,366
393,143	Johnson & Johnson~	52,099,310
38,824	Laboratory Corp. of America Holdings~#	6,807,400
29,621	McKesson Corp.	3,720,398
178,552	Medtronic, PLC	16,110,747
395,514	Merck & Company, Inc.	26,052,507
902,476	Pfizer, Inc.~	36,035,867
45,425	Quest Diagnostics, Inc.~	4,893,181
15,156	Regeneron Pharmaceuticals, Inc.~#	5,577,560
58,118	Stryker Corp.~	9,487,763
63,474	Thermo Fisher Scientific, Inc.~	14,886,557
159,067	UnitedHealth Group, Inc.~	40,278,946
46,831	Varian Medical Systems, Inc.#	5,406,639
35,351	Vertex Pharmaceuticals, Inc.#	6,188,193
35,583	Zimmer Biomet Holdings, Inc.	4,466,378

		469,564,450

	Industrials (5.1%)
78,456	3M Company	16,657,778
49,675	Allegion, PLC^	4,050,499
100,637	Boeing Company~	35,856,963
109,005	Caterpillar, Inc.~	15,674,919
188,486	CSX Corp.~	13,322,190
72,645	Deere & Company	10,518,269
170,400	Delta Air Lines, Inc.~	9,273,168
57,210	Eaton Corp., PLC	4,758,156
147,371	Emerson Electric Company~	10,651,976
28,666	FedEx Corp.	7,048,109
69,451	Fluor Corp.	3,559,364
66,136	Fortune Brands Home & Security, Inc.	3,835,888
33,326	General Dynamics Corp.	6,657,202
1,143,906	General Electric Company~	15,591,439
129,978	Honeywell International, Inc.	20,750,988
47,543	Illinois Tool Works, Inc.~	6,814,338
27,247	Lockheed Martin Corp.	8,885,247
21,954	Norfolk Southern Corp.	3,710,226
37,004	Northrop Grumman Corp.	11,119,332
118,280	PACCAR, Inc.	7,773,362
98,327	Pentair, PLC	4,390,300
145,600	Quanta Services, Inc.#	4,960,592
59,726	Raytheon Company	11,827,540
54,695	Rockwell Collins, Inc.	7,602,058
98,931	Southwest Airlines Company~	5,753,827
52,871	Stanley Black & Decker, Inc.	7,902,628
13,162	TransDigm Group, Inc.^	4,942,857
136,222	Union Pacific Corp.~	20,418,316
55,675	United Parcel Service, Inc. - Class B	6,674,876
82,491	United Technologies Corp.~	11,197,328
8,194	WW Grainger, Inc.^	2,839,713
81,123	Xylem, Inc.	6,210,777

		311,230,225

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Information Technology (13.2%)
52,380	Accenture, PLC - Class A~	$8,345,705
86,894	Activision Blizzard, Inc.	6,379,757
64,764	Adobe Systems, Inc.#	15,846,456
51,692	Akamai Technologies, Inc.~#	3,890,340
39,731	Alphabet, Inc. - Class A~#	48,758,678
39,834	Alphabet, Inc. - Class C~#	48,488,335
72,796	Amphenol Corp. - Class A~	6,807,154
668,487	Apple, Inc.~	127,206,391
284,317	Applied Materials, Inc.~	13,826,336
37,994	Autodesk, Inc.#	4,879,949
83,854	Broadcom, Inc.	18,596,302
740,752	Cisco Systems, Inc.~	31,326,402
97,506	Cognizant Technology Solutions Corp. - Class A~	7,946,739
52,210	DXC Technology Company	4,424,275
148,086	eBay, Inc.#	4,953,477
22,815	F5 Networks, Inc.#	3,910,035
390,893	Facebook, Inc. - Class A~#	67,460,314
116,458	Fiserv, Inc.#	8,790,250
98,517	FLIR Systems, Inc.	5,773,096
223,883	Hewlett Packard Enterprise Company	3,456,754
616,578	Intel Corp.~	29,657,402
59,149	International Business Machines Corp.	8,572,465
114,872	Juniper Networks, Inc.~	3,025,728
44,414	Lam Research Corp.	8,467,085
135,542	MasterCard, Inc. - Class A	26,837,316
76,219	Microchip Technology, Inc.^	7,121,141
230,299	Micron Technology, Inc.~#	12,157,484
1,067,349	Microsoft Corp.~	113,224,382
97,180	NVIDIA Corp.	23,795,495
407,831	Oracle Corp.	19,445,382
144,455	PayPal Holdings, Inc.#	11,865,534
126,993	QUALCOMM, Inc.	8,138,981
46,928	Red Hat, Inc.~#	6,627,641
84,993	Salesforce.com, Inc.#	11,656,790
109,775	Symantec Corp.~	2,219,651
48,862	TE Connectivity, Ltd.	4,572,017
129,612	Texas Instruments, Inc.~	14,428,408
86,537	Twitter, Inc.#	2,757,934
272,168	Visa, Inc. - Class A~	37,216,252
99,343	Xilinx, Inc.	7,159,650

		800,013,483

	Materials (1.2%)
75,665	Air Products & Chemicals, Inc.~	12,421,923
39,555	Avery Dennison Corp.	4,536,168
132,389	Ball Corp.^	5,159,199
376,508	DowDuPont, Inc.	25,892,455
134,103	Freeport-McMoRan, Inc.	2,212,700
28,404	LyondellBasell Industries, NV - Class A	3,146,879
97,379	Mosaic Company~	2,932,082
96,940	Newmont Mining Corp.~	3,555,759
44,426	PPG Industries, Inc.	4,916,181
30,496	Praxair, Inc.	5,108,080

		69,881,426

	Real Estate (1.3%)
45,858	Alexandria Real Estate Equities, Inc.	5,844,143
52,306	American Tower Corp.~	7,753,841

NUMBER OF SHARES		VALUE

103,578	Apartment Investment & Management Company - Class A	$4,417,602
15,506	AvalonBay Communities, Inc.~	2,742,236
42,878	Crown Castle International Corp.	4,752,169
41,377	Digital Realty Trust, Inc.	5,023,995
47,300	Equity Residential	3,094,839
44,169	Federal Realty Investment Trust	5,543,209
78,759	Macerich Company	4,651,507
71,030	Prologis, Inc.~	4,660,989
19,179	Public Storage~	4,177,762
90,168	Realty Income Corp.	5,028,669
57,084	Simon Property Group, Inc.	10,058,772
86,363	UDR, Inc.	3,323,248
27,691	Vornado Realty Trust	1,991,537
68,760	Welltower, Inc.	4,304,376
125,922	Weyerhaeuser Company	4,304,014

		81,672,908

	Telecommunication Services (1.1%)
1,053,919	AT&T, Inc.~	33,693,790
130,824	CenturyLink, Inc.~^	2,455,566
549,107	Verizon Communications, Inc.~	28,355,886

		64,505,242

	Utilities (1.5%)
407,479	AES Corp.~	5,443,919
119,356	American Electric Power Company, Inc.~	8,490,986
142,064	CMS Energy Corp.~	6,867,374
55,863	Consolidated Edison, Inc.	4,409,267
75,645	Dominion Energy, Inc.~^	5,424,503
154,195	Duke Energy Corp.~	12,585,396
64,574	Edison International	4,302,566
90,405	Exelon Corp.~	3,842,212
160,319	FirstEnergy Corp.~^	5,680,102
91,048	NextEra Energy, Inc.	15,254,182
235,437	NiSource, Inc.	6,163,741
77,534	PG&E Corp.	3,340,165
86,936	Public Service Enterprise Group, Inc.~	4,482,420
156,206	Xcel Energy, Inc.	7,319,813

		93,606,646

	TOTAL COMMON STOCKS (Cost $2,773,931,532)	3,173,084,040

EXCHANGE-TRADED FUND (0.8%)
	Other (0.8%)
179,393	SPDR S&P 500 ETF Trust (Cost $49,817,684)	50,468,633

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.8%)#
	Consumer Discretionary (0.1%)
3,000 300,000	Ctrip.com International, Ltd. Put, 01/18/19, Strike $27.00	45,000
1,180 118,000	D.R. Horton, Inc. Call, 11/16/18, Strike $43.00	377,600
350 35,000	Expedia Group, Inc. Call, 11/16/18, Strike $125.00	477,750

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

1,250 125,000		Home Depot, Inc. Call, 08/17/18, Strike $185.00	$1,671,875
750 75,000		McDonald’s Corp. Call, 12/21/18, Strike $165.00	258,750
500 250,000	EUR	Moncler, S.p.A. Call, 09/21/18, Strike 30.00	2,291,633
225 22,500		Netflix, Inc. Call, 10/19/18, Strike $360.00	371,878
		Vipshop Holdings, Ltd.
7,500 750,000		Call, 01/18/19, Strike $12.00	375,000
1,000 100,000		Put, 01/18/19, Strike $5.00	5,000

			5,874,486

		Energy (0.0%)
1,250 125,000		Nabors Industries, Ltd. Call, 01/18/19, Strike $8.00	32,500

		Health Care (0.0%)
180 18,000		Biogen, Inc. Call, 10/19/18, Strike $390.00	58,500

		Industrials (0.0%)
1,250 125,000		Navistar International Corp. Call, 01/18/19, Strike $35.00	1,243,750

		Information Technology (0.1%)
3,000 300,000		Akamai Technologies, Inc. Call, 01/18/19, Strike $70.00	3,172,500
1,300 130,000		Apple, Inc. Put, 08/03/18, Strike $180.00	122,836
900 90,000		Facebook, Inc. Call, 10/19/18, Strike $190.00	254,700
2,500 250,000		Finisar Corp. Call, 09/21/18, Strike $22.00	25,000

			3,575,036

		Other (0.6%)
		S&P 500 Index
4,000 400,000		Call, 08/31/18, Strike $2,875.00	2,580,000
3,750 375,000		Put, 08/31/18, Strike $2,700.00	3,131,250
3,500 350,000		Call, 08/31/18, Strike $2,900.00	1,085,000
2,750 275,000		Put, 08/31/18, Strike $2,720.00	2,722,500
2,500 250,000		Put, 12/31/18, Strike $2,700.00	13,575,000
2,500 250,000		Put, 12/31/18, Strike $2,300.00	3,462,500
2,000 200,000		Put, 07/31/18, Strike $2,690.00	5,000
2,000 200,000		Put, 09/28/18, Strike $2,750.00	5,450,000
1,500 150,000		Call, 08/17/18, Strike $2,855.00	1,080,000
1,500 150,000		Put, 09/07/18, Strike $2,800.00	4,222,500
1,250 125,000		Put, 08/31/18, Strike $2,625.00	600,000
1,000 100,000		Put, 07/31/18, Strike $2,750.00	2,500

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

1,000 100,000		Put, 07/31/18, Strike $2,650.00	2,500
1,000 100,000		Put, 09/28/18, Strike $2,450.00	$600,000

			38,518,750

		TOTAL PURCHASED OPTIONS (Cost $67,837,919)	49,303,022

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENTS (2.5%)
74,579,562		Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	74,609,394
74,600,325		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	74,600,325

		TOTAL SHORT TERM INVESTMENTS (Cost $149,209,719)	149,209,719

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.3%)
92,760,125		Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	92,760,125
47,189,841		State Street Navigator Securities Lending Government Money Market Portfolio†	47,189,841

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $139,949,966)	139,949,966

TOTAL INVESTMENTS (106.2%) (Cost $5,657,561,218)			6,450,284,517

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.3%)			(139,949,966)

LIABILITIES, LESS OTHER ASSETS (-3.9%)			(235,432,806)

NET ASSETS (100.0%)			$6,074,901,745

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-33.0%)#
		Consumer Discretionary (-4.3%)
(20,600)		Booking Holdings, Inc.	(41,791,632)
(138,300)		Chegg, Inc.	(3,830,910)
(552,947)		Ctrip.com International, Ltd.	(22,753,769)
(77,400)	JPY	CyberAgent, Inc.	(4,066,751)
(500,000)		Gannett Company, Inc.	(5,285,000)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

(103,000)		Liberty Media Corp. / Liberty Formula One	$(3,630,750)
(6,800)		Live Nation Entertainment, Inc.	(335,104)
(26,800)		Marriott Vacations Worldwide Corp.	(3,192,148)
(242,500)	EUR	Moncler, S.p.A.	(10,687,849)
(939,000)		New York Times Company - Class A	(23,287,200)
(54,400)		RH	(7,390,784)
(1,203,222)		TAL Education Group	(38,491,072)
(134,094)		Tesla, Inc.	(39,978,785)
(31,000)		Vipshop Holdings, Ltd.	(299,150)
(56,000)		Wayfair, Inc. - Class A	(6,093,920)
(509,500)		World Wrestling Entertainment, Inc. - Class A	(40,306,545)
(1,425,000)	JPY	Yamada Denki Company, Ltd.	(7,068,188)

			(258,489,557)

		Consumer Staples (-0.5%)
(275,000)		Herbalife Nutrition Ltd.	(14,198,250)
(3,235,031)	GBP	J Sainsbury, PLC	(13,872,678)

			(28,070,928)

		Energy (-0.2%)
(776,400)		Chesapeake Energy Corp.	(3,664,608)
(88,000)		Golar LNG, Ltd.	(2,288,880)
(339,400)		Renewable Energy Group, Inc.	(5,786,770)
(35,000)		SEACOR Holdings, Inc.	(1,846,950)

			(13,587,208)

		Financials (-1.5%)
(104,397)		Assurant, Inc.	(11,514,989)
(816,000)		AXA Equitable Holdings, Inc.	(17,943,840)
(118,650)	EUR	Eurazeo, SA	(9,172,973)
(287,000)		Heritage Insurance Holdings, Inc.	(4,927,790)
(75,200)		LendingTree, Inc.	(17,957,760)
(86,500)		PRA Group, Inc.	(3,390,800)
(805,800)	JPY	SBI Holdings, Inc.	(21,997,697)
(34,000)		Virtus Investment Partners, Inc.	(4,530,500)

			(91,436,349)

		Health Care (-5.1%)
(160,000)		Allscripts Healthcare Solutions, Inc.	(1,958,400)
(266,000)		AMAG Pharmaceuticals, Inc.	(5,865,300)
(169,000)	EUR	Bayer, AG	(18,814,281)
(70,000)		Becton Dickinson and Company	(17,525,900)
(90,000)		DexCom, Inc.	(8,561,700)
(150,000)		Flexion Therapeutics, Inc.	(3,579,000)
(147,000)		Horizon Pharma, PLC	(2,591,610)
(182,500)		Immunomedics, Inc.	(4,367,225)
(87,000)		Innoviva, Inc.	(2,083,650)
(579,600)		Innoviva, Inc.	(8,201,340)
(210,431)		Insmed, Inc.	(5,233,419)
(231,600)		Insulet Corp.	(19,259,856)
(15,000)		Intercept Pharmaceuticals, Inc.	(1,367,100)
(163,000)		Invacare Corp.	(2,909,550)
(127,100)		Ionis Pharmaceuticals, Inc.	(5,551,728)
(402,000)		Ironwood Pharmaceuticals, Inc.	(7,750,560)
(245,925)		Ligand Pharmaceuticals, Inc.	(53,692,805)
(352,000)		Medicines Company	(13,984,960)
(50,206)		Medidata Solutions, Inc.	(3,730,808)
(168,040)		Molina Healthcare, Inc.	(17,491,284)
(108,371)		Neurocrine Biosciences, Inc.	(10,890,202)
(125,500)		NuVasive, Inc.	(7,285,275)

NUMBER OF SHARES			VALUE

(33,500)		Pacira Pharmaceuticals, Inc.	$(1,346,700)
(149,973)		Quidel Corp.	(10,177,168)
(245,000)		Sarepta Therapeutics, Inc.	(28,478,800)
(122,000)		Supernus Pharmaceuticals, Inc.	(6,459,900)
(270,200)		Teladoc, Inc.	(16,171,470)
(446,300)		Teva Pharmaceutical Industries, Ltd.	(10,684,422)
(505,717)		Wright Medical Group, NV	(12,860,383)

			(308,874,796)

		Industrials (-1.4%)
(401,918)		51job, Inc.	(36,884,015)
(155,659)		Aerojet Rocketdyne Holdings, Inc.	(5,245,708)
(116,500)		Air Transport Services Group, Inc.	(2,624,745)
(6,150)	EUR	Dassault Aviation, SA	(11,367,664)
(101,500)		Fortive Corp.	(8,331,120)
(189,000)	JPY	Nagoya Railroad Company, Ltd.	(4,743,726)
(21,000)		Patrick Industries, Inc.	(1,286,250)
(535,000)		Rexnord Corp.	(16,178,400)

			(86,661,628)

		Information Technology (-17.3%)
(2,433,100)		Advanced Micro Devices, Inc.	(44,598,723)
(554,850)		Alibaba Group Holding, Ltd.	(103,884,566)
(220,200)		Altaba, Inc.	(16,173,690)
(133,000)		Alteryx, Inc. - Class A	(5,185,670)
(69,100)		Apptio, Inc. - Class A	(2,319,687)
(124,750)		Atlassian Corp., PLC - Class A	(9,033,147)
(125,000)		Avaya Holdings Corp.	(2,572,500)
(75,000)		Belden, Inc.	(4,856,250)
(250,231)		CalAmp Corp.	(5,695,258)
(38,999)		Cardtronics, PLC - Class A	(987,455)
(862,400)		Ciena Corp.	(21,904,960)
(271,966)		Citrix Systems, Inc.	(29,908,101)
(85,000)		CSG Systems International, Inc.	(3,456,950)
(844,000)		Cypress Semiconductor Corp.	(15,031,640)
(40,000)		Electronics For Imaging, Inc.	(1,364,800)
(93,050)		Envestnet, Inc.	(5,452,730)
(236,200)		Etsy, Inc.	(9,651,132)
(53,700)		Euronet Worldwide, Inc.	(4,937,178)
(415,500)		FireEye, Inc.	(6,452,715)
(27,000)		Guidewire Software, Inc.	(2,327,400)
(137,000)		HubSpot, Inc.	(17,001,700)
(26,500)		IAC/InterActiveCorp	(3,902,125)
(104,100)		Inphi Corp.	(3,272,904)
(223,800)		Integrated Device Technology, Inc.	(7,705,434)
(676,850)		Intel Corp.	(32,556,485)
(238,000)		j2 Global, Inc.	(20,191,920)
(224,500)		Lumentum Holdings, Inc.	(11,730,125)
(77,700)		MercadoLibre, Inc.	(26,644,107)
(753,000)		Microchip Technology, Inc.	(70,352,790)
(2,497,300)		Micron Technology, Inc.	(131,832,467)
(97,500)		Momo, Inc.	(3,999,450)
(95,500)		MongoDB, Inc.	(5,167,505)
(190,500)		MTS Systems Corp.	(10,387,012)
(66,000)		New Relic, Inc.	(6,448,200)
(55,000)		Nice, Ltd.	(6,017,000)
(151,470)		Nuance Communications, Inc.	(2,237,212)
(137,900)		Nutanix, Inc.	(6,741,931)
(40,773)		NXP Semiconductors, NV	(3,887,298)
(98,000)		Okta, Inc.	(4,865,700)
(978,000)		ON Semiconductor Corp.	(21,564,900)
(45,100)		OSI Systems, Inc.	(3,597,176)
(250,800)		Palo Alto Networks, Inc.	(49,723,608)
(15,000)		Pandora Media, Inc.	(101,100)

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

(124,973)		Pure Storage, Inc. - Class A	$(2,706,915)
(315,500)		Quotient Technology, Inc.	(4,653,625)
(531,608)		Rambus, Inc.	(6,570,675)
(317,500)		RealPage, Inc.	(17,494,250)
(130,000)		Red Hat, Inc.	(18,359,900)
(109,900)		RingCentral, Inc.	(8,105,125)
(215,000)		Sea, Ltd.	(3,031,500)
(401,314)		ServiceNow, Inc.	(70,615,211)
(118,600)		Silicon Laboratories, Inc.	(11,296,650)
(6,500)		SINA Corp.	(523,120)
(1,238,500)		Square, Inc. - Class A	(80,069,025)
(84,000)		Synaptics, Inc.	(4,209,240)
(127,300)		Teradyne, Inc.	(5,505,725)
(42,500)		TiVo Corp.	(516,375)
(976,000)		TTM Technologies, Inc.	(16,943,360)
(144,000)		Twilio, Inc.	(8,336,160)
(291,400)		Twitter, Inc.	(9,286,918)
(100,000)		Viavi Solutions, Inc.	(1,012,000)
(206,000)		Vishay Intertechnology, Inc.	(5,150,000)
(62,000)		Weibo Corp.	(5,130,500)
(30,500)		Wix.com, Ltd.	(2,897,500)
(84,847)		Workday, Inc. - Class A	(10,522,725)
(116,000)		Zendesk, Inc.	(6,318,520)
(110,900)		Zillow Group, Inc. - Class C	(6,177,130)

			(1,051,154,850)

		Materials (-0.8%)
(652,000)		Allegheny Technologies, Inc.	(18,125,600)
(710,000)	GBP	Anglo American, PLC	(16,071,436)
(106,615)		Arconic, Inc.	(2,312,479)
(70,000)	EUR	Covestro, AG*	(6,722,566)
(105,500)		Pretium Resources, Inc.	(865,100)
(340,000)		TimkenSteel Corp.	(4,726,000)

			(48,823,181)

		Real Estate (-0.9%)
(682,700)		American Homes 4 Rent - Class A	(15,114,978)
(90,000)		Crown Castle International Corp.	(9,974,700)
(183,400)		Extra Space Storage, Inc.	(17,234,098)
(504,499)		Invitation Homes, Inc.	(11,658,972)
(128,900)		iStar, Inc.	(1,401,143)
(66,500)		Redfin Corp.	(1,629,250)

			(57,013,141)

		Utilities (-1.0%)
(350,000)	JPY	Chugoku Electric Power Company, Inc.	(4,605,418)
(30,000)		Dominion Energy, Inc.	(2,151,300)
(42,000)		DTE Energy Company	(4,558,680)
(44,120)		NextEra Energy, Inc.	(7,391,865)
(188,000)		Sempra Energy	(21,730,920)
(114,706)		South Jersey Industries, Inc.	(3,891,974)
(808,480)		Vistra Energy Corp.	(18,271,648)

			(62,601,805)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $1,479,291,322)	(2,006,713,443)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-4.1%)#
	Consumer Discretionary (-0.1%)
2,360 236,000	D.R. Horton, Inc. Call, 11/16/18, Strike $47.00	$(346,920)
	Expedia Group, Inc.
700 70,000	Call, 11/16/18, Strike $140.00	(374,500)
350 35,000	Put, 11/16/18, Strike $100.00	(18,375)
2,500 250,000	Home Depot, Inc. Call, 08/17/18, Strike $195.00	(1,362,500)
1,500 150,000	McDonald’s Corp. Call, 12/21/18, Strike $175.00	(183,750)
450 45,000	Netflix, Inc. Call, 10/19/18, Strike $385.00	(399,302)
	RH
375 37,500	Put, 01/18/19, Strike $95.00	(170,625)
175 17,500	Put, 01/18/19, Strike $100.00	(99,750)
15,000 1,500,000	Vipshop Holdings, Ltd. Call, 01/18/19, Strike $17.00	(75,000)

		(3,030,722)

	Energy (0.0%)
1,650 165,000	Nabors Industries, Ltd. Call, 01/18/19, Strike $12.00	(9,900)
3,000 300,000	Oasis Petroleum, Inc. Call, 01/17/20, Strike $12.00	(945,000)

		(954,900)

	Financials (0.0%)
2,000 200,000	Wells Fargo & Company Call, 10/19/18, Strike $60.00	(182,000)
	Health Care (-0.1%)
300 30,000	Alexion Pharmaceuticals, Inc. Call, 11/16/18, Strike $140.00	(211,500)
360 36,000	Biogen, Inc. Call, 10/19/18, Strike $415.00	(53,100)
3,000 300,000	Immunomedics, Inc. Call, 01/18/19, Strike $10.00	(4,305,000)
800 80,000	Radius Health, Inc. Call, 01/18/19, Strike $40.00	(30,000)

		(4,599,600)

	Industrials (0.0%)
2,500 250,000	Navistar International Corp. Call, 01/18/19, Strike $45.00	(937,500)
	Information Technology (-0.1%)
3,500 350,000	Advanced Micro Devices, Inc. Put, 01/17/20, Strike $10.00	(231,000)
6,000 600,000	Akamai Technologies, Inc. Call, 01/18/19, Strike $80.00	(3,180,000)
2,600 260,000	Apple, Inc. Put, 08/03/18, Strike $175.00	(119,117)
	Facebook, Inc.
1,800 180,000	Call, 10/19/18, Strike $205.00	(161,100)
900 90,000	Put, 11/16/18, Strike $135.00	(103,950)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

1,550 155,000	Twitter, Inc. Put, 09/21/18, Strike $38.00	$(1,007,500)

		(4,802,667)

	Other (-3.8%)
	S&P 500 Index
5,000 500,000	Put, 12/31/18, Strike $2,500.00	(13,400,000)
3,000 300,000	Put, 09/28/18, Strike $2,600.00	(3,465,000)
3,000 300,000	Call, 12/21/18, Strike $2,600.00	(76,650,000)
2,700 270,000	Call, 12/21/18, Strike $2,700.00	(46,615,500)
2,250 225,000	Call, 06/28/19, Strike $2,700.00	(53,550,000)
2,100 210,000	Call, 12/31/18, Strike $2,700.00	(37,212,000)
1,500 150,000	Put, 08/31/18, Strike $2,570.00	(517,500)
1,000 100,000	Put, 09/07/18, Strike $2,550.00	(410,000)

		(231,820,000)

	TOTAL WRITTEN OPTIONS (Premium $212,220,795)	(246,327,389)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	British Pound Sterling	10/24/18	23,242,000	$30,615,201	$(284,996)
State Street Bank and Trust	European Monetary Unit	10/24/18	53,092,000	62,471,667	(424,480)
Northern Trust Company	Japanese Yen	10/24/18	4,854,125,000	43,660,331	(399,922)
State Street Bank and Trust	Japanese Yen	10/24/18	1,198,479,000	10,779,696	71,301

					$(1,038,097)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $1,175,264,309.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (93.2%)
	Consumer Discretionary (13.0%)
1,248	Amazon.com, Inc.#~	$2,218,245
1,917	Aptiv, PLC	188,000
151	Booking Holdings, Inc.#	306,337
2,087	CarMax, Inc.#^	155,857
1,880	Carnival Corp.	111,371
413	Charter Communications, Inc. - Class A#	125,792
15,288	Comcast Corp. - Class A~	547,005
3,270	D.R. Horton, Inc.	142,899
1,075	Darden Restaurants, Inc.	114,961
975	Dollar General Corp.	95,696
1,291	Expedia Group, Inc.	172,787
11,403	Ford Motor Company	114,486
1,435	Garmin, Ltd.	89,616
2,741	General Motors Co.	103,911
6,661	Home Depot, Inc.~	1,315,681
2,890	Johnson Controls International, PLC	108,404
2,654	LKQ Corp.#	88,962
4,445	Lowe’s Companies, Inc.	441,566
3,157	McDonald’s Corp.~	497,354
5,116	MGM Resorts International	160,489
1,081	Mohawk Industries, Inc.#	203,617
1,346	Netflix, Inc.#~	454,208
4,376	Nike, Inc. - Class B	336,558
657	O’Reilly Automotive, Inc.#	201,042
773	PVH Corp.	118,671
747	Ross Stores, Inc.	65,310
851	Royal Caribbean Cruises, Ltd.	95,959
3,395	Starbucks Corp.	177,864
2,472	Tapestry, Inc.	116,481
1,844	Target Corp.	148,774
3,120	TJX Companies, Inc.	303,451
5,970	Twenty-First Century Fox, Inc. - Class A~	268,650
5,283	Walt Disney Company~^	599,937

		10,189,941

	Consumer Staples (6.4%)
6,184	Altria Group, Inc.~	362,877
1,751	Archer-Daniels-Midland Company	84,503
1,903	Church & Dwight Company, Inc.^	106,378
11,926	Coca-Cola Company~	556,110
2,535	Colgate-Palmolive Company	169,870
525	Constellation Brands, Inc. - Class A	110,371
1,261	Costco Wholesale Corp.	275,793
1,849	General Mills, Inc.	85,165
996	Kellogg Company^	70,746
1,055	Kimberly-Clark Corp.	120,122
1,792	Kraft Heinz Company	107,968
6,870	Kroger Company	199,230
7,407	Mondelez International, Inc. - Class A	321,316
1,688	Monster Beverage Corp.#	101,314
5,505	PepsiCo, Inc.~	633,075
6,577	Philip Morris International, Inc.~	567,595
7,825	Procter & Gamble Company~	632,886
2,426	Walgreens Boots Alliance, Inc.~	164,046
4,505	Walmart, Inc.~	401,981

		5,071,346

NUMBER OF SHARES		VALUE

	Energy (5.7%)
1,568	Anadarko Petroleum Corp.	$114,699
5,945	Chevron Corp.~	750,675
642	Cimarex Energy Company	63,301
1,326	Concho Resources, Inc.#	193,397
3,305	ConocoPhillips	238,522
1,697	Devon Energy Corp.	76,382
1,242	EOG Resources, Inc.	160,143
13,157	Exxon Mobil Corp.~	1,072,427
6,510	Halliburton Company	276,154
4,479	Kinder Morgan, Inc.	79,637
1,638	Marathon Petroleum Corp.	132,400
1,777	Noble Energy, Inc.	64,132
2,306	Occidental Petroleum Corp.	193,543
972	Phillips 66	119,886
1,481	Pioneer Natural Resources Company	280,309
5,894	Schlumberger, Ltd.	397,963
1,369	Valero Energy Corp.~	162,021
2,577	Williams Companies, Inc.~	76,666

		4,452,257

	Financials (12.6%)
840	Affiliated Managers Group, Inc.	134,408
1,868	Aflac, Inc.	86,937
1,435	Allstate Corp.~	136,497
2,465	American Express Company~	245,317
6,174	American International Group, Inc.	340,866
2,212	Arthur J. Gallagher & Company	157,826
1,320	Assurant, Inc.	145,596
32,077	Bank of America Corp.~	990,538
3,653	Bank of New York Mellon Corp.	195,326
2,615	BB&T Corp.~	132,868
5,975	Berkshire Hathaway, Inc. - Class B#~	1,182,273
339	BlackRock, Inc.	170,436
4,536	Capital One Financial Corp.	427,835
3,002	Charles Schwab Corp.	153,282
1,172	Chubb Corp.	163,752
7,981	Citigroup, Inc.~	573,754
1,435	Discover Financial Services	102,473
3,634	E*TRADE Financial Corp.#	217,350
211	Equinix, Inc.	92,688
3,779	Fifth Third Bancorp	111,821
1,611	Goldman Sachs Group, Inc.~	382,500
1,272	Hartford Financial Services Group, Inc.	67,034
11,668	JPMorgan Chase & Company~	1,341,237
3,194	MetLife, Inc.	146,094
2,040	Morgan Stanley	103,142
1,441	PNC Financial Services Group, Inc.	208,700
827	Prudential Financial, Inc.	83,453
6,951	Regions Financial Corp.	129,358
1,324	S&P Global, Inc.	265,383
1,234	State Street Corp.	108,975
1,713	SunTrust Banks, Inc.	123,456
2,862	Synchrony Financial	82,826
788	Travelers Companies, Inc.	102,550
14,618	Wells Fargo & Company~	837,465
3,865	Zions Bancorporation	199,820

		9,943,836

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Health Care (13.7%)
5,407	Abbott Laboratories~	$354,375
4,948	AbbVie, Inc.~	456,354
1,134	Aetna, Inc.~	213,634
3,865	Agilent Technologies, Inc.	255,245
2,061	Alexion Pharmaceuticals, Inc.#	274,031
1,129	Allergan, PLC	207,838
774	Amgen, Inc.	152,130
321	Anthem, Inc.	81,213
3,991	Baxter International, Inc.	289,148
747	Biogen, Inc.#~	249,774
4,103	Bristol-Myers Squibb Company~	241,051
982	Cardinal Health, Inc.	49,051
3,736	Celgene Corp.#	336,576
1,481	Cerner Corp.#	91,941
529	Cigna Corp.	94,913
3,669	CVS Health Corp.~	237,971
1,849	Danaher Corp.	189,670
1,059	DaVita, Inc.#	74,427
1,423	Edwards Lifesciences Corp.#	202,706
2,549	Eli Lilly and Company	251,867
2,311	Express Scripts Holding Company#	183,632
4,004	Gilead Sciences, Inc.	311,631
1,047	Humana, Inc.	328,946
480	IDEXX Laboratories, Inc.#	117,566
489	Illumina, Inc.#	158,612
9,265	Johnson & Johnson~	1,227,798
918	Laboratory Corp. of America Holdings#	160,962
657	McKesson Corp.	82,519
4,207	Medtronic, PLC	379,598
9,327	Merck & Company, Inc.~	614,370
20,570	Pfizer, Inc.~	821,360
1,014	Quest Diagnostics, Inc.	109,228
355	Regeneron Pharmaceuticals, Inc.#	130,644
1,261	Stryker Corp.	205,858
1,497	Thermo Fisher Scientific, Inc.	351,091
3,749	UnitedHealth Group, Inc.~	949,322
1,014	Varian Medical Systems, Inc.#~	117,066
782	Vertex Pharmaceuticals, Inc.#~	136,889
788	Zimmer Biomet Holdings, Inc.~	98,910

		10,789,917

	Industrials (9.2%)
1,850	3M Company	392,792
1,168	Allegion, PLC	95,239
2,215	Boeing Company~	789,205
2,569	Caterpillar, Inc.	369,422
4,440	CSX Corp.	313,819
1,712	Deere & Company	247,880
4,022	Delta Air Lines, Inc.	218,877
1,243	Eaton Corp., PLC	103,380
3,474	Emerson Electric Company	251,101
676	FedEx Corp.	166,208
1,539	Fluor Corp.	78,874
1,561	Fortune Brands Home & Security, Inc.	90,538
787	General Dynamics Corp.	157,211
26,969	General Electric Company~	367,587
3,063	Honeywell International, Inc.~	489,008
1,122	Illinois Tool Works, Inc.	160,816
630	Lockheed Martin Corp.	205,443
517	Norfolk Southern Corp.	87,373
874	Northrop Grumman Corp.	262,628

NUMBER OF SHARES		VALUE

2,786	PACCAR, Inc.	$183,096
2,183	Pentair, PLC	97,471
3,427	Quanta Services, Inc.#	116,758
1,406	Raytheon Company	278,430
1,250	Rockwell Collins, Inc.	173,738
2,336	Southwest Airlines Company	135,862
1,245	Stanley Black & Decker, Inc.	186,090
308	TransDigm Group, Inc.	115,666
3,207	Union Pacific Corp.~	480,697
1,222	United Parcel Service, Inc. - Class B~	146,506
1,943	United Technologies Corp.~	263,743
193	WW Grainger, Inc.	66,886
1,912	Xylem, Inc.~	146,383

		7,238,727

	Information Technology (23.5%)
1,144	Accenture, PLC - Class A	182,274
1,917	Activision Blizzard, Inc.	140,746
1,523	Adobe Systems, Inc.#	372,648
1,134	Akamai Technologies, Inc.#	85,345
927	Alphabet, Inc. - Class A#~	1,137,633
873	Alphabet, Inc. - Class C#~	1,062,668
1,608	Amphenol Corp. - Class A	150,364
15,752	Apple, Inc.~	2,997,448
6,704	Applied Materials, Inc.~	326,016
895	Autodesk, Inc.#	114,954
1,976	Broadcom, Inc.~	438,217
17,458	Cisco Systems, Inc.~	738,299
2,157	Cognizant Technology Solutions Corp. - Class A~	175,795
1,049	DXC Technology Company	88,892
3,277	eBay, Inc.#	109,616
539	F5 Networks, Inc.#	92,374
9,254	Facebook, Inc. - Class A#~	1,597,055
2,746	Fiserv, Inc.#	207,268
2,169	FLIR Systems, Inc.	127,103
4,491	Hewlett Packard Enterprise Company	69,341
14,533	Intel Corp.~	699,037
1,394	International Business Machines Corp.	202,032
2,526	Juniper Networks, Inc.	66,535
1,048	Lam Research Corp.	199,791
3,016	MasterCard, Inc. - Class A~	597,168
1,799	Microchip Technology, Inc.^	168,081
5,420	Micron Technology, Inc.#	286,122
23,780	Microsoft Corp.~	2,522,582
2,292	NVIDIA Corp.~	561,219
9,483	Oracle Corp.~	452,149
3,277	PayPal Holdings, Inc.#	269,173
2,995	QUALCOMM, Inc.	191,950
1,107	Red Hat, Inc.#	156,342
1,861	Salesforce.com, Inc.#	255,236
2,434	Symantec Corp.	49,215
1,154	TE Connectivity, Ltd.	107,980
3,057	Texas Instruments, Inc.	340,305
2,010	Twitter, Inc.#	64,059
6,411	Visa, Inc. - Class A~	876,640
2,343	Xilinx, Inc.~	168,860

		18,448,532

	Materials (2.0%)
1,783	Air Products & Chemicals, Inc.	292,715
851	Avery Dennison Corp.	97,593
2,912	Ball Corp.~	113,481

See accompanying Notes to Schedule of Investments

Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

8,873	DowDuPont, Inc.~	$610,196
3,153	Freeport-McMoRan, Inc.~	52,024
668	LyondellBasell Industries, NV - Class A	74,008
2,147	Mosaic Company	64,646
2,123	Newmont Mining Corp.	77,872
991	PPG Industries, Inc.	109,664
720	Praxair, Inc.	120,600

		1,612,799

	Real Estate (2.3%)
1,023	Alexandria Real Estate Equities, Inc.	130,371
1,142	American Tower Corp.	169,290
2,441	Apartment Investment & Management Company - Class A	104,109
358	AvalonBay Communities, Inc.	63,312
953	Crown Castle International Corp.	105,621
905	Digital Realty Trust, Inc.	109,885
1,037	Equity Residential	67,851
940	Federal Realty Investment Trust	117,970
1,821	Macerich Company	107,548
1,567	Prologis, Inc.	102,826
443	Public Storage	96,499
2,126	Realty Income Corp.	118,567
1,255	Simon Property Group, Inc.	221,144
1,872	UDR, Inc.	72,035
653	Vornado Realty Trust	46,964
1,624	Welltower, Inc.	101,662
2,784	Weyerhaeuser Company~	95,157

		1,830,811

	Telecommunication Services (2.0%)
25,806	AT&T, Inc.~	825,018
2,911	CenturyLink, Inc.	54,639
12,936	Verizon Communications, Inc.	668,015

		1,547,672

	Utilities (2.8%)
8,949	AES Corp.~	119,559
2,814	American Electric Power Company, Inc.	200,188
3,355	CMS Energy Corp.	162,181
1,316	Consolidated Edison, Inc.	103,872
1,783	Dominion Energy, Inc.	127,859
3,629	Duke Energy Corp.	296,199
1,433	Edison International	95,481
1,995	Exelon Corp.	84,788
3,551	FirstEnergy Corp.	125,812
2,145	NextEra Energy, Inc.	359,373
5,536	NiSource, Inc.	144,932
1,713	PG&E Corp.	73,796
2,047	Public Service Enterprise Group, Inc.	105,543
3,677	Xcel Energy, Inc.	172,304

		2,171,887

	TOTAL COMMON STOCKS (Cost $69,220,190)	73,297,725

EXCHANGE-TRADED FUND (0.6%)
	Other (0.6%)
1,618	SPDR S&P 500 ETF Trust (Cost $454,911)	455,192

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.9%)#
	Consumer Discretionary (0.1%)
19 1,900	D.R. Horton, Inc. Call, 11/16/18, Strike $43.00	$6,080
7 700	Expedia Group, Inc. Call, 11/16/18, Strike $125.00	9,555
15 1,500	Home Depot, Inc. Call, 08/17/18, Strike $185.00	20,062
14 1,400	McDonald’s Corp. Call, 12/21/18, Strike $165.00	4,830
5 500	Netflix, Inc. Call, 10/19/18, Strike $360.00	8,265

		48,792

	Health Care (0.0%)
4 400	Biogen, Inc. Call, 10/19/18, Strike $390.00	1,300

	Information Technology (0.0%)
25 2,500	Apple, Inc. Put, 08/03/18, Strike $180.00	2,367
20 2,000	Facebook, Inc. Call, 10/19/18, Strike $190.00	5,660

		8,027

	Other (0.8%)
	S&P 500 Index
110 11,000	Call, 08/31/18, Strike $2,875.00	70,950
59 5,900	Put, 07/31/18, Strike $2,650.00	148
56 5,600	Put, 08/31/18, Strike $2,700.00	46,760
40 4,000	Put, 08/31/18, Strike $2,720.00	39,600
35 3,500	Put, 09/28/18, Strike $2,750.00	95,375
30 3,000	Call, 08/17/18, Strike $2,855.00	21,600
30 3,000	Put, 09/07/18, Strike $2,800.00	84,450
30 3,000	Put, 12/31/18, Strike $2,700.00	162,900
30 3,000	Put, 12/31/18, Strike $2,300.00	41,550
25 2,500	Put, 08/24/18, Strike $2,750.00	25,000
25 2,500	Call, 09/07/18, Strike $2,870.00	23,750
25 2,500	Put, 09/21/18, Strike $2,725.00	49,375
23 2,300	Call, 08/31/18, Strike $2,900.00	7,130
22 2,200	Put, 09/28/18, Strike $2,450.00	13,200
20 2,000	Put, 07/31/18, Strike $2,750.00	50

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

20 2,000	Put, 08/31/18, Strike $2,625.00 $	9,600

		691,438

	TOTAL PURCHASED OPTIONS (Cost $1,124,279)	749,557

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.0%)
637	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	638
616	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	616

	TOTAL SHORT TERM INVESTMENTS (Cost $1,254)	1,254

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.1%)
60,390	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $60,390)	60,390

TOTAL INVESTMENTS (94.8%) (Cost $70,861,024)		74,564,118

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.1%)		(60,390)

OTHER ASSETS, LESS LIABILITIES (5.3%)		4,160,697

NET ASSETS (100.0%)		$78,664,425

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-4.6%)#
	Consumer Discretionary (-0.1%)
38 3,800	D.R. Horton, Inc. Call, 11/16/18, Strike $47.00	(5,586)
	Expedia Group, Inc.
14 1,400	Call, 11/16/18, Strike $140.00	(7,490)
7 700	Put, 11/16/18, Strike $100.00	(368)
30 3,000	Home Depot, Inc. Call, 08/17/18, Strike $195.00	(16,350)
28 2,800	McDonald’s Corp. Call, 12/21/18, Strike $175.00	(3,430)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

10 1,000	Netflix, Inc. Call, 10/19/18, Strike $385.00	$(8,871)

		(42,095)

	Financials (0.0%)
31 3,100	Wells Fargo & Company Call, 10/19/18, Strike $60.00	(2,821)

	Health Care (0.0%)
5 500	Alexion Pharmaceuticals, Inc. Call, 11/16/18, Strike $140.00	(3,525)
8 800	Biogen, Inc. Call, 10/19/18, Strike $415.00	(1,180)

		(4,705)

	Information Technology (0.0%)
50 5,000	Apple, Inc. Put, 08/03/18, Strike $175.00	(2,281)
	Facebook, Inc.
40 4,000	Call, 10/19/18, Strike $205.00	(3,580)
20 2,000	Put, 11/16/18, Strike $135.00	(2,310)
30 3,000	Twitter, Inc. Put, 09/21/18, Strike $38.00	(19,500)

		(27,671)

	Other (-4.5%)
	S&P 500 Index
97 9,700	Call, 12/31/18, Strike $2,700.00	(1,718,840)
60 6,000	Put, 12/31/18, Strike $2,500.00	(160,800)
57 5,700	Put, 09/28/18, Strike $2,600.00	(65,835)
30 3,000	Put, 08/31/18, Strike $2,570.00	(10,350)
30 3,000	Call, 06/28/19, Strike $2,700.00	(714,000)
21 2,100	Call, 12/21/18, Strike $2,600.00	(536,550)
18 1,800	Call, 12/21/18, Strike $2,700.00	(310,770)
10 1,000	Put, 09/07/18, Strike $2,550.00	(4,100)

		(3,521,245)

	TOTAL WRITTEN OPTIONS (Premium $3,138,356)	(3,598,537)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $16,317,205.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (80.1%)
		Consumer Discretionary (11.3%)
57,500	EUR	Adidas, AG	$12,712,871
195,500		Adtalem Global Education, Inc.#~	10,664,525
5,500		Booking Holdings, Inc.#	11,157,960
346,000		CarMax, Inc.#~^	25,839,280
163,500		McDonald’s Corp.~	25,757,790
624,500		MGM Resorts International~	19,590,565
140,000		Mohawk Industries, Inc.#~	26,370,400
45,500		Ulta Salon Cosmetics & Fragrance, Inc.#~	11,119,745

			143,213,136

		Consumer Staples (2.0%)
294,500		Philip Morris International, Inc.~	25,415,350

		Energy (1.9%)
563,000		Halliburton Company~	23,882,460

		Financials (34.8%)
429,000		American International Group, Inc.~	23,685,090
1,482,000		Bank of America Corp.~	45,764,160
263,000		Brighthouse Financial, Inc.#~	11,422,090
345,000		CBOE Global Markets, Inc.~	33,509,850
345,000		Citigroup, Inc.~	24,802,050
306,500		E*TRADE Financial Corp.#~	18,331,765
227,500		Goldman Sachs Group, Inc.~	54,015,325
992,900	EUR	ING Groep, NV	15,178,213
358,500		Intercontinental Exchange, Inc.~	26,496,735
530,500		JPMorgan Chase & Company~	60,980,975
286,000		Marsh & McLennan Companies, Inc.~	23,840,960
1,034,500		Morgan Stanley~	52,304,320
45,352		Radian Group, Inc.~	868,491
1,753,000		SLM Corp.#~	19,791,370
1,914,000		UBS Group, AG#~^	31,427,880

			442,419,274

		Health Care (10.2%)
275,500		Agilent Technologies, Inc.~	18,194,020
147,000		Alexion Pharmaceuticals, Inc.#~	19,545,120
32,000		Humana, Inc.	10,053,760
247,500		Johnson & Johnson~	32,798,700
172,000		Laboratory Corp. of America Holdings#~	30,158,480
72,500		UnitedHealth Group, Inc.~	18,358,450

			129,108,530

		Industrials (8.0%)
294,000		Air Lease Corp.~	12,924,240
712,500		Delta Air Lines, Inc.~	38,774,250
138,500		Union Pacific Corp.~	20,759,765
360,000		United Continental Holdings, Inc.#~	28,944,000

			101,402,255

		Information Technology (11.9%)
33,500		Alphabet, Inc. - Class A#~	41,111,870
172,000		Daqo New Energy Corp.#^	6,066,440
100,000		eBay, Inc.#	3,345,000
93,000		Ellie Mae, Inc.#^	9,227,460
324,000		Facebook, Inc. - Class A#~	55,915,920

NUMBER OF SHARES		VALUE

508,000	First Solar, Inc.#~	$26,593,800
75,500	Workday, Inc. - Class A#~	9,363,510

		151,624,000

	TOTAL COMMON STOCKS (Cost $995,249,675)	1,017,065,005

EXCHANGE-TRADED FUNDS (6.7%)
	Other (6.7%)
703,000	Consumer Staples Select Sector SPDR Fund^	37,659,710
1,200,000	SPDR S&P Homebuilders ETF^	47,544,000

		85,203,710

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,643,780)	85,203,710

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.6%)#
	Consumer Discretionary (0.1%)
670 67,000	Netflix, Inc. Put, 08/17/18, Strike $350.00	1,145,700

	Financials (0.0%)
2,145 214,500	American International Group, Inc. Call, 08/03/18, Strike $55.00	250,965

	Information Technology (0.1%)
2,100 210,000	Apple, Inc. Put, 08/17/18, Strike $180.00	448,350

	Other (0.4%)
44,000 4,400,000	Financial Select Sector SPDR Fund Put, 08/17/18, Strike $27.50	880,000
	SPDR S&P 500 ETF Trust
11,000 1,100,000	Put, 08/17/18, Strike $283.00	2,805,000
11,000 1,100,000	Put, 08/17/18, Strike $280.00	1,655,500

		5,340,500

	TOTAL PURCHASED OPTIONS (Cost $6,960,112)	7,185,515

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (9.6%)
61,071,664	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***	$61,096,093
61,001,991	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	61,001,991

	TOTAL SHORT TERM INVESTMENTS (Cost $122,098,084)	122,098,084

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.7%)
25,950,531	Fidelity Prime Money Market Fund - Institutional Class, 2.060%***†	25,950,531
33,931,112	State Street Navigator Securities Lending Government Money Market Portfolio†	33,931,112

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $59,881,643)	59,881,643

TOTAL INVESTMENTS (101.7%) (Cost $1,269,833,294)		1,291,433,957

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.7%)		(59,881,643)

OTHER ASSETS, LESS LIABILITIES (3.0%)		38,111,998

NET ASSETS (100.0%)		$1,269,664,312

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-3.8%)#
	Consumer Discretionary (-1.4%)
(10,200)	Amazon.com, Inc.	(18,129,888)

	Health Care (-1.1%)
(73,800)	Amgen, Inc.	(14,505,390)

	Information Technology (-1.0%)
(62,500)	MasterCard, Inc. - Class A	(12,375,000)

	Other (-0.3%)
(76,500)	Gibraltar Industries, Inc.	(3,323,925)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $43,152,325)	(48,334,203)

EXCHANGE-TRADED FUNDS SOLD SHORT (-39.9%)#
	Other (-39.9%)
(268,500)	Health Care Select Sector SPDR Fund	(23,877,705)
(337,400)	Invesco QQQ Trust Series 1	(59,534,230)
(289,000)	iShares Edge MSCI Min Vol USA ETF	(15,868,990)

NUMBER OF SHARES		VALUE

(2,600,000)	iShares MSCI Emerging Markets ETF	$(116,636,000)
(673,000)	SPDR S&P 500 ETF Trust	(189,335,090)
(961,000)	VanEck Vectors Semiconductor ETF	(101,760,290)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $485,386,632)	(507,012,305)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.3%)#
	Consumer Discretionary (0.0%)
670 67,000	Netflix, Inc. Call, 08/17/18, Strike $390.00	(23,785)

	Consumer Staples (0.0%)
	Philip Morris International, Inc.
2,945 294,500	Call, 09/21/18, Strike $90.00	(337,203)
2,945 294,500	Put, 09/21/18, Strike $72.50	(54,482)

		(391,685)

	Financials (0.0%)
715 71,500	American International Group, Inc. Put, 08/03/18, Strike $53.00	(25,025)
1,000 100,000	E Trade Financial Corp. Put, 08/17/18, Strike $60.00	(167,000)

		(192,025)

	Information Technology (0.0%)
2,100 210,000	Apple, Inc. Put, 09/21/18, Strike $160.00	(128,100)
340 34,000	Ellie Mae, Inc. Put, 08/17/18, Strike $100.00	(96,900)

		(225,000)

	Other (-0.3%)
	Financial Select Sector SPDR Fund
84,000 8,400,000	Put, 08/17/18, Strike $25.00	(126,000)
42,000 4,200,000	Call, 08/17/18, Strike $30.00	(21,000)
22,000 2,200,000	Call, 08/31/18, Strike $28.50	(605,000)
33,500 3,350,000	iShares MSCI Emerging Markets ETF Put, 08/17/18, Strike $40.00	(50,250)
	SPDR S&P 500 ETF Trust
11,000 1,100,000	Put, 08/31/18, Strike $273.00	(1,188,000)
11,000 1,100,000	Put, 08/31/18, Strike $270.00	(918,500)
9,000 900,000	Put, 08/17/18, Strike $245.00	(76,500)
4,500 450,000	Put, 09/21/18, Strike $250.00	(258,750)
13,000 1,300,000	SPDR S&P Homebuilders ETF Put, 08/17/18, Strike $38.00	(156,000)

See accompanying Notes to Schedule of Investments

Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
9,610 961,000	VanEck Vectors Semiconductor ETF Put, 08/17/18, Strike $95.00	$(124,930)

		(3,524,930)

	TOTAL WRITTEN OPTIONS (Premium $11,718,335)	(4,357,425)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $506,679,792.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of sixteen series, Growth Fund, Opportunistic Value Fund, Dividend Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Opportunities Fund, Market Neutral Income Fund, Hedged Equity Income Fund, and Phineus Long/Short Fund, (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C, and Class I shares of each of the Funds.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 — Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at July 31, 2018 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Growth Fund	$1,219,248,133	$442,694,890	$(22,120,718)	$420,574,172
Opportunistic Value Fund	45,198,578	6,013,214	(353,806)	5,659,408
Dividend Growth Fund	19,151,733	7,143,487	(414,865)	6,728,622
International Growth Fund	230,697,691	45,585,311	(6,442,274)	39,143,037
Evolving World Growth Fund	213,297,961	47,358,367	(9,028,937)	38,329,430
Emerging Market Equity Fund	15,733,926	2,810,332	(595,695)	2,214,637
Global Equity Fund	84,962,060	26,615,890	(1,435,726)	25,180,164
Growth and Income Fund	1,635,792,142	527,493,760	(37,855,777)	489,637,983
Global Growth and Income Fund	200,168,253	33,868,739	(6,605,604)	27,263,135
Convertible Fund	633,761,608	52,607,991	(21,588,197)	31,019,794
Global Convertible Fund	147,103,617	8,436,515	(6,736,247)	1,700,268
Total Return Bond Fund	69,390,217	194,594	(1,365,408)	(1,170,814)
High Income Opportunities Fund	67,745,337	545,719	(2,289,165)	(1,743,446)
Market Neutral Income Fund	3,966,049,101	1,045,169,721	(813,975,137)	231,194,584
Hedged Equity Income Fund	67,722,668	4,960,925	(1,718,012)	3,242,913
Phineus Long/Short Fund	729,576,002	61,448,046	(59,294,024)	2,154,022

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Fair Value Measurements

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$—	$18,129,659	$—	$18,129,659
Common Stocks U.S.	1,549,698,574	—	—	1,549,698,574
Short Term Investments	40,624,720	—	—	40,624,720
Investment of Cash Collateral For Securities Loaned	24,735,706	7,037,361	—	31,773,067

Total	$1,615,059,000	$25,167,020	$—	$1,640,226,020

Liabilities:
Written Options	$403,715	$—	$—	$403,715

Total	$403,715	$—	$—	$403,715

	OPPORTUNISTIC VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$49,098,167	$—	$—	$49,098,167
Exchange-Traded Fund	252,876	—	—	252,876
Purchased Option	62,600	—	—	62,600
Short Term Investments	510,461	—	—	510,461
Investment of Cash Collateral For Securities Loaned	—	959,982	—	959,982

Total	$49,924,104	$959,982	$—	$50,884,086

Liabilities:
Written Option	$26,100	$—	$—	$26,100

Total	$26,100	$—	$—	$26,100

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$24,895,181	$—	$—	$24,895,181
Exchange-Traded Funds	409,217	—	—	409,217
Short Term Investments	336,220	—	—	336,220
Investment of Cash Collateral For Securities Loaned	—	239,737	—	239,737

Total	$25,640,618	$239,737	$—	$25,880,355

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$47,432,747	$—	$—	$47,432,747
Common Stocks Foreign	24,233,936	193,891,173	—	218,125,109
Purchased Options	312,558	—	—	312,558
Short Term Investments	1,916,136	—	—	1,916,136
Investment of Cash Collateral For Securities Loaned	—	2,054,178	—	2,054,178

Total	$73,895,377	$195,945,351	$—	$269,840,728

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$2,886,669	$2,886,669	$—

Total	$—	$2,886,669	$2,886,669	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$41,747,583	$—	$41,747,583
Convertible Preferred Stock	—	19,519,929	—	19,519,929
Common Stocks Foreign	11,474,753	137,226,384	—	148,701,137
Common Stocks U.S.	29,008,871	—	—	29,008,871
Purchased Options	2,943,217	—	—	2,943,217
Short Term Investments	6,296,839	—	—	6,296,839
Investment of Cash Collateral For Securities Loaned	3,004,231	599,844	—	3,604,075

Total	$52,727,911	$199,093,740	$—	$251,821,651

Liabilities:
Written Options	$194,260	$—	$—	$194,260

Total	$194,260	$—	$—	$194,260

	EMERGING MARKET EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$1,232,322	$9,133,812	$—	$10,366,134
Common Stocks U.S.	4,543,264	754,403	—	5,297,667
Exchange-Traded Fund	171,184	—	—	171,184
Purchased Options	97,056	—	—	97,056
Short Term Investments	839,672	—	—	839,672
Investment of Cash Collateral For Securities Loaned	—	1,176,850	—	1,176,850

Total	$6,883,498	$11,065,065	$—	$17,948,563

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stocks U.S.	$—	$754,403	$754,403	$—
Common Stocks Foreign	—	260,772	260,772	—

Total	$—	$1,015,175	$1,015,175	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$52,422,494	$—	$—	$52,422,494
Common Stocks Foreign	4,724,445	47,952,926	—	52,677,371
Purchased Option	47,822	—	—	47,822
Short Term Investments	4,234,625	—	—	4,234,625
Investment of Cash Collateral For Securities Loaned	—	759,912	—	759,912

Total	$61,429,386	$48,712,838	$—	$110,142,224

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$2,193,663	$2,193,663	$—

Total	$—	$2,193,663	$2,193,663	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$241,040,215	$—	$241,040,215
Synthetic Convertible Securities (Corporate Bonds)	—	66,687,802	—	66,687,802
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	40,639,774	—	40,639,774
Synthetic Convertible Securities (Purchased Options)	4,666,400	—	—	4,666,400
Convertible Preferred Stocks	103,830,160	17,790,941	—	121,621,101
Common Stocks U.S.	1,472,993,359	—	—	1,472,993,359
Exchange-Traded Funds	47,702,494	—	—	47,702,494
Purchased Options	1,511,544	—	—	1,511,544
Short Term Investments	60,384,499	—	—	60,384,499
Investment of Cash Collateral For Securities Loaned	43,064,511	25,118,426	—	68,182,937

Total	$1,734,152,967	$391,277,158	$—	$2,125,430,125

Liabilities:
Forward Foreign Currency Contracts	$—	$69,144	$—	$69,144

Total	$—	$69,144	$—	$69,144

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$62,588,103	$—	$62,588,103
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	4,247,745	—	4,247,745
Synthetic Convertible Securities (Purchased Options)	827,725	—	—	827,725
Convertible Preferred Stocks	5,335,428	6,768,458	—	12,103,886
Common Stocks Foreign	5,986,989	57,325,384	—	63,312,373
Common Stocks U.S.	67,567,670	—	—	67,567,670
Purchased Options	182,353	—	—	182,353
Short Term Investments	2,631,491	—	—	2,631,491
Investment of Cash Collateral For Securities Loaned	7,839,851	6,130,191	—	13,970,042

Total	$90,371,507	$137,059,881	$—	$227,431,388

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$2,801,871	$2,801,871	$—

Total	$—	$2,801,871	$2,801,871	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$447,366,726	$—	$447,366,726
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	17,922,439	—	17,922,439
Synthetic Convertible Securities (Purchased Options)	2,088,720	—	—	2,088,720
Convertible Preferred Stocks	82,042,865	6,881,821	—	88,924,686
Common Stocks U.S.	25,184,313	—	—	25,184,313
Purchased Options	962,500	—	—	962,500
Short Term Investments	23,804,368	—	—	23,804,368
Investment of Cash Collateral For Securities Loaned	24,003,795	34,846,415	—	58,850,210
Total	$158,086,561	$507,017,401	$—	$665,103,962

Liabilities:
Written Option	$322,560	$—	$—	$322,560
Forward Foreign Currency Contracts	—	84,828	—	84,828

Total	$322,560	$84,828	$—	$407,388

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$104,015,271	$—	$104,015,271
Synthetic Convertible Securities (Corporate Bonds)	—	2,556,876	—	2,556,876
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	11,773,931	—	11,773,931
Synthetic Convertible Securities (Purchased Options)	834,217	—	—	834,217
Convertible Preferred Stocks	11,652,090	564,350	—	12,216,440
Common Stock U.S.	12	—	—	12
Short Term Investments	2,521,093	—	—	2,521,093
Investment of Cash Collateral For Securities Loaned	8,003,972	6,882,073	—	14,886,045

Total	$23,011,384	$125,792,501	$—	$148,803,885

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$36,329,596	$—	$36,329,596
Bank Loans	—	1,991,138	—	1,991,138
U.S. Government and Agency Securities	—	15,343,210	—	15,343,210
Asset Backed Securities	—	6,517,688	—	6,517,688
Residential Mortgage Backed Security	—	718,487	—	718,487
Short Term Investments	250,206	—	—	250,206
Investment of Cash Collateral For Securities Loaned	4,287,602	2,781,476	—	7,069,078

Total	$4,537,808	$63,681,595	$—	$68,219,403

	HIGH INCOME OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$44,327,721	$—	$44,327,721
Convertible Bonds	—	347,741	—	347,741
Bank Loans	—	4,775,846	—	4,775,846
Convertible Preferred Stocks	771,402	—	—	771,402
Common Stocks U.S.	1,194,284	128,794	—	1,323,078
Warrant	—	23,287	—	23,287
Short Term Investments	630,248	—	—	630,248
Investment of Cash Collateral For Securities Loaned	7,160,558	6,642,010	—	13,802,568

Total	$9,756,492	$56,245,399	$—	$66,001,891

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$2,567,006,227	$—	$2,567,006,227
Convertible Preferred Stocks	172,232,780	149,030,130	—	321,262,910
Common Stocks U.S.	3,173,084,040	—	—	3,173,084,040
Exchange-Traded Fund	50,468,633	—	—	50,468,633
Purchased Options	49,303,022	—	—	49,303,022
Short Term Investments	149,209,719	—	—	149,209,719
Investment of Cash Collateral For Securities Loaned	92,760,125	47,189,841	—	139,949,966
Forward Foreign Currency Contracts	—	71,301	—	71,301

Total	$3,687,058,319	$2,763,297,499	$—	$6,450,355,818

Liabilities:
Common Stocks Sold Short U.S.	$1,877,522,216	$—	$—	$1,877,522,216
Common Stocks Sold Short Foreign	—	129,191,227	—	129,191,227
Written Options	246,327,389	—	—	246,327,389
Forward Foreign Currency Contracts	—	1,109,398	—	1,109,398

Total	$2,123,849,605	$130,300,625	$—	$2,254,150,230

	HEDGED EQUITY INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$73,297,725	$—	$—	$73,297,725
Exchange-Traded Fund	455,192	—	—	455,192
Purchased Options	749,557	—	—	749,557
Short Term Investments	1,254	—	—	1,254
Investment of Cash Collateral For Securities Loaned	—	60,390	—	60,390

Total	$74,503,728	$60,390	$—	$74,564,118

Liabilities:
Written Options	$3,598,537	$—	$—	$3,598,537

Total	$3,598,537	$—	$—	$3,598,537

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$—	$27,891,084	$—	$27,891,084
Common Stocks U.S.	989,173,921	—	—	989,173,921
Exchange-Traded Funds	85,203,710	—	—	85,203,710
Purchased Options	7,185,515	—	—	7,185,515
Short Term Investments	122,098,084	—	—	122,098,084
Investment of Cash Collateral For Securities Loaned	25,950,531	33,931,112	—	59,881,643

Total	$1,229,611,761	$61,822,196	$—	$1,291,433,957

Liabilities:
Common Stocks Sold Short U.S.	$48,334,203	$—	$—	$48,334,203
Exchange-Traded Funds Sold Short	507,012,305	—	—	507,012,305
Written Options	4,357,425	—	—	4,357,425

Total	$559,703,933	$—	$—	$559,703,933

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 7, 2018